UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:   Schedule of Investments

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (92.2%)
Australia (0.4%)
Banks (0.4%)
Raiffeisen International Bank-Holding AG	4,200	$302,671
TOTAL AUSTRALIA		302,671
Austria (0.1%)
Energy Equipment & Services (0.1%)
C.A.T. oil AG*	26,412	122,134
TOTAL AUSTRIA		122,134
Brazil (8.1%)
Air Freight & Couriers (0.2%)
Log-in Logistica Intermodal SA	53,000	167,604
Banks (0.9%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	7,900	797,268
Diversified Telecommunication Services (0.5%)
Brasil Telecom Participacoes SA	16,259	438,305
Electric Utilities (1.2%)
Companhia Energetica de Minas Gerais§	18,364	362,505
EDP - Energias do Brasil SA	22,000	271,671
Tractebel Energia SA	37,000	397,056
		1,031,232
Food Products (0.4%)
Cosan SA Industria e Comercio*	28,200	185,666
Perdigao SA	11,000	207,574
		393,240
Oil & Gas (2.7%)
Petroleo Brasileiro SA - Petrobras ADR	62,300	2,331,266
Real Estate (0.6%)
Cyrela Brazil Realty SA	26,600	268,903
PDG Realty SA Empreendimentos e Participacoes	32,300	225,218
		494,121
Specialty Retail (1.1%)
B2W Compania Global do Varejo	13,000	309,609
Lojas Renner SA	24,400	297,260
Redecard SA	29,527	380,845
		987,714
Transportation Infrastructure (0.2%)
Wilson Sons, Ltd. BDR	27,349	204,166
Wireless Telecommunication Services (0.3%)
Global Village Telecom SA*	15,700	234,326
TOTAL BRAZIL		7,079,242
Canada (0.4%)
Metals & Mining (0.4%)
First Quantum Minerals, Ltd.	8,900	334,838
TOTAL CANADA		334,838
China (9.5%)
Banks (3.5%)
China Construction Bank Series H§	1,734,400	1,157,381
China Merchants Bank Company, Ltd. Series H§	163,000	393,653

	Number of
	Shares	Value

COMMON STOCKS
China
Banks
Industrial & Commercial Bank of China Series H§	2,436,500	$1,472,702
Food Products (0.7%)
Chaoda Modern Agriculture (Holdings), Ltd.§	509,286	430,163
China Mengniu Dairy Company, Ltd.§	191,000	198,169
		628,332
Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International, Ltd. ADR§	7,500	289,575
Insurance (1.4%)
China Life Insurance Company, Ltd. Series H§	267,100	995,107
Ping An Insurance Group Company, Ltd. Series H§	45,000	263,535
		1,258,642
Metals & Mining (0.3%)
Yanzhou Coal Mining Company, Ltd. Series H§	270,082	278,514
Oil & Gas (2.1%)
China Petroleum & Chemical Corp. (Sinopec) Series H	850,000	670,890
PetroChina Company, Ltd. Series H§	1,126,880	1,169,883
		1,840,773
Personal Products (0.5%)
Hengan International Group Company, Ltd.§	150,000	426,896
Transportation Infrastructure (0.7%)
Jiangsu Expressway Company, Ltd. Series H§	780,000	585,497
TOTAL CHINA		8,331,965
Colombia (0.5%)
Diversified Financials (0.5%)
Suramericana de Inversiones SA	57,200	447,589
TOTAL COLOMBIA		447,589
Czech Republic (0.5%)
Electric Utilities (0.5%)
CEZ	6,500	406,251
TOTAL CZECH REPUBLIC		406,251
Egypt (0.4%)
Wireless Telecommunication Services (0.4%)
Orascom Telecom Holding S.A.E	52,000	376,210
TOTAL EGYPT		376,210
Hong Kong (5.9%)
Diversified Telecommunication Services (0.5%)
China Communication Services Corporation, Ltd. Series H	670,000	466,659
Electric - Integrated (0.3%)
China Resources Power Holdings Company, Ltd.	120,000	262,157
Oil & Gas (0.7%)
CNOOC, Ltd.	554,500	622,963
Real Estate (0.7%)
China Overseas Land & Investment, Ltd.§	148,677	180,214
China Resources Land, Ltd.§	367,542	390,347
		570,561
Wireless Telecommunication Services (3.7%)
China Mobile, Ltd.§	290,344	2,908,759
China Unicom, Ltd.§	209,000	314,432
		3,223,191
TOTAL HONG KONG		5,145,531
India (6.4%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.	24,400	268,680

	Number of
	Shares	Value

COMMON STOCKS
India
Chemicals (1.1%)
Reliance Industries, Ltd.	23,010	$964,874
Construction & Engineering (0.3%)
Larsen & Toubro, Ltd. GDR	5,000	260,000
Diversified Financials (2.7%)
ICICI Bank, Ltd. ADR§	21,000	493,920
Morgan Stanley BV Certificates	5,400	1,858,680
		2,352,600
Diversified Telecommunication Services (0.6%)
Bharti Airtel, Ltd.*	30,574	518,678
Electrical Equipment (0.3%)
Bharat Heavy Electricals, Ltd.	8,700	302,129
Industrial Conglomerates (0.3%)
Grasim Industries, Ltd.	5,929	216,928
IT Consulting & Services (0.8%)
Infosys Technologies, Ltd. ADR§	21,000	699,510
TOTAL INDIA		5,583,399
Indonesia (2.0%)
Banks (0.3%)
PT Bank Rakyat Indonesia	407,000	229,953
Construction Materials (0.5%)
PT Indocement Tunggal Prakarsa Tbk	740,000	462,806
Diversified Financials (0.2%)
PT Bank Central Asia Tbk	460,000	151,515
Industrial Conglomerates (0.4%)
PT Bakrie & Brothers Tbk*	12,250,000	314,371
Machinery (0.4%)
PT United Tractors Tbk	376,833	371,562
Metals & Mining (0.2%)
Straits Resources, Ltd.	116,000	225,768
TOTAL INDONESIA		1,755,975
Israel (2.9%)
Chemicals (0.4%)
Israel Chemicals, Ltd.	23,500	328,529
Diversified Telecommunication Services (0.4%)
Bezeq Israeli Telecommunication Corporation, Ltd.	195,000	346,172
Electronic Equipment & Instruments (0.4%)
Checkpoint Systems, Inc.*§	20,000	376,400
Pharmaceuticals (1.7%)
Teva Pharmaceutical Industries, Ltd. ADR§	33,180	1,519,312
TOTAL ISRAEL		2,570,413
Kazakhstan (0.3%)
Oil & Gas (0.3%)
KazMunaiGas Exploration Production GDR	18,300	283,650
TOTAL KAZAKHSTAN		283,650
Kuwait (0.7%)
Financial Services (0.7%)
Global Investment House KSCC GDR*‡	40,200	582,900
TOTAL KUWAIT		582,900
Malaysia (1.2%)
Construction & Engineering (0.3%)
WCT Engineering Berhad	280,000	212,915
Industrial Conglomerates (0.9%)
IOI Corporation Berhad	329,075	405,572
Kumpulan Sime Darby Bhd	209,000	404,019
		809,591
TOTAL MALAYSIA		1,022,506

	Number of
	Shares	Value

COMMON STOCKS
Mexico (6.4%)
Beverages (0.6%)
Fomento Economico Mexicano SAB de CV ADR	12,731	$485,560
Construction Materials (0.7%)
Cemex SA de CV ADR*§	33,208	571,842
Diversified Financials (0.5%)
Grupo Financiero Banorte SAB de CV Series O§	130,000	412,928
Metals & Mining (0.5%)
Grupo Mexico SA de CV Series B	407,439	426,448
Multiline Retail (0.5%)
Wal-Mart de Mexico SAB de CV ADR§	13,500	470,584
Real Estate (0.6%)
Urbi Desarrollos Urbanos SA de CV*§	237,772	552,480
Transportation Infrastructure (0.2%)
Grupo Aeroportuario del Pacifico SA de CV ADR§	7,800	199,368
Wireless Telecommunication Services (2.8%)
America Movil SAB de CV ADR Series L	40,274	1,867,103
America Movil SAB de CV Series L§	266,342	614,743
		2,481,846
TOTAL MEXICO		5,601,056
Netherlands (0.2%)
Food & Drug Retailing (0.2%)
X 5 Retail Group NV GDR*	7,500	161,789
TOTAL NETHERLANDS		161,789
Poland (1.6%)
Banks (1.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	59,000	1,081,348
Diversified Telecommunication Services (0.4%)
Telekomunikacja Polska GDR	35,000	315,000
TOTAL POLAND		1,396,348
Russia (9.5%)
Banks (0.8%)
Sberbank RF	396,000	692,430
Diversified Financials (0.2%)
Comstar United Telesystems OJSC GDR	38,000	190,000
Electric Utilities (0.3%)
Federal Grid Unified Energy System JSC*	6,375,625	41,441
Holding MRSK OAO*	630,900	37,854
Inter Rao Ues OAO*	26,412,217	10,565
Kuzbassenergo*	441,065	1,764
Mosenergo*	211,972	9,539
OGK - 1*	606,938	13,959
OGK - 3	259,558	7,138
OGK - 4 OJSC*	648,173	25,927
RAO Energy Sysytem of OAO*	630,900	2,208
RusHydro*	2,178,604	66,999
Territorial Generating Co. 11	630,900	378
Territorial Generating Co. 14*	6,128,325	613
Territorial Generating Co. 6*	9,669,110	1,934
TGK - 1 OAO*	24,121,317	12,061
TGK - 10 OAO*	60	75
TGK - 13 OAO*	1,087,214	1,957
TGK - 2*	8,190,898	6,553
TGK - 4*	10,009,531	8,008
TGK - 5 JSC*	5	0
TGK - 8*	214,366	283
TGK - 9*	42,481,476	4,248
The Second Wholesale Power Market Generating Co.*	315,955	6,302
The Sixth Wholesale Power Market Generating Co.	368,224	5,892

	Number of
	Shares	Value

COMMON STOCKS
Russia
Electric Utilities
Volga Territorial Generation Co.*	210,977	$4,219
		269,917
Food Products (0.2%)
Uralkali GDR	6,700	212,049
Industrial Conglomerates (0.6%)
Mining and Metallurgical Company Norilsk Nickel ADR§	37,377	510,944
Metals & Mining (0.3%)
Evraz Group SA GDR	6,400	241,920
Oil & Gas (5.5%)
Eurasia Drilling Company, Ltd. GDR*	17,000	263,500
Gazprom	337,914	2,740,488
Gazprom ADR	15,700	501,715
Lukoil ADR§	15,900	934,920
Rosneft Oil Co.*	54,000	362,880
		4,803,503
Pharmaceuticals (0.5%)
Pharmstandard Reg S GDR*	24,000	416,400
Wireless Telecommunication Services (1.1%)
Mobile Telesystems	64,000	558,159
OAO Vimpel Communications ADR	21,145	429,243
		987,402
TOTAL RUSSIA		8,324,565
Singapore (0.2%)
Food Products (0.2%)
Indofood Agri Resources, Ltd.*	223,274	124,753
TOTAL SINGAPORE		124,753
South Africa (6.7%)
Banks (1.2%)
FirstRand, Ltd.	252,052	519,216
Standard Bank Group, Ltd.	45,000	517,439
		1,036,655
Construction & Engineering (1.3%)
Group Five, Ltd.	46,400	321,923
Murray & Roberts Holdings, Ltd.	70,600	829,553
		1,151,476
Construction Materials (0.3%)
Pretoria Portland Cement Company, Ltd.	72,219	275,511
Metals & Mining (1.5%)
ArcelorMittal South Africa, Ltd.	18,600	375,504
BhP Billiton Plc	7,400	170,319
Impala Platinum Holdings, Ltd.	37,500	765,849
		1,311,672
Oil & Gas (1.1%)
Sasol	22,200	947,895
Wireless Telecommunication Services (1.3%)
MTN Group, Ltd.	80,900	1,141,999
TOTAL SOUTH AFRICA		5,865,208
South Korea (12.2%)
Auto Components (0.6%)
Hyundai Mobis	6,200	480,254
Banks (1.7%)
Kookmin Bank	17,010	760,085
Shinhan Financial Group Company, Ltd.	19,396	693,942
		1,454,027

	Number of
	Shares	Value

COMMON STOCKS
South Korea
Beverages (0.6%)
Hite Brewery Company, Ltd.*	2,696	$491,421
Construction & Engineering (1.2%)
Daelim Industrial Co.	3,900	242,295
Doosan Heavy Industries and Construction Company, Ltd.§	4,000	298,778
Hyundai Development Co.	13,760	513,977
		1,055,050
Household Durables (0.7%)
Woongjin Coway Company, Ltd.	25,000	631,037
Machinery (0.4%)
Pyeong San Company, Ltd.§	13,500	358,107
Metals & Mining (1.5%)
POSCO ADR§	13,900	1,297,843
Multiline Retail (1.1%)
Hyundai Department Store Company, Ltd.	5,829	453,248
Shinsegae Company, Ltd.	1,150	542,779
		996,027
Semiconductor Equipment & Products (3.0%)
Samsung Electronics Company, Ltd.	5,811	2,662,910
Tobacco (0.8%)
KT&G Corp.	9,600	716,516
Wireless Telecommunication Services (0.6%)
SK Telecom Company, Ltd.	3,000	513,519
TOTAL SOUTH KOREA		10,656,711
Taiwan (11.2%)
Banks (0.5%)
Chinatrust Financial Holding Company, Ltd.	788,714	433,276
Chemicals (0.4%)
Taiwan Fertilizer Company, Ltd.	169,000	315,990
Communications Equipment (0.7%)
D-Link Corp.	408,000	353,151
Zyxel Communications Corp.	421,225	279,140
		632,291
Computers & Peripherals (0.7%)
Asustek Computer, Inc.	186,948	370,380
Foxconn Technology Company, Ltd.	79,200	259,405
		629,785
Construction Materials (0.5%)
Asia Cement Corp.	522,562	465,366
Diversified Financials (0.7%)
First Financial Holding Company, Ltd.	394,680	247,405
Yuanta Financial Holdings Company, Ltd.	675,900	374,429
		621,834
Diversified Telecommunication Services (0.9%)
Chunghwa Telecom Company, Ltd.	320,000	753,563
Electronic Equipment & Instruments (2.0%)
AU Optronics Corp.	340,000	384,962
Catcher Technology Company, Ltd.*	100,000	321,563
Hon Hai Precision Industry Company, Ltd.	294,854	1,057,177
		1,763,702
Food Products (0.2%)
Uni-President Enterprises Corp.	213,608	192,999
Industrial Conglomerates (0.6%)
Far Eastern Textile, Ltd.	440,640	312,280
Tatung Company, Ltd.*	850,000	185,740
		498,020

	Number of
	Shares	Value

COMMON STOCKS
Taiwan
Insurance (0.5%)
Cathay Financial Holding Company, Ltd.	298,245	$412,260
Marine (0.2%)
Wan Hai Lines, Ltd.	409,500	184,016
Multiline Retail (0.2%)
Far Eastern Department Stores Company, Ltd.	215,250	141,968
Real Estate (0.2%)
Cathay Real Estate Development Company, Ltd.	610,000	172,165
Semiconductor Equipment & Products (2.5%)
MediaTek, Inc.	56,540	586,896
Taiwan Semiconductor Manufacturing Company, Ltd.	929,210	1,559,937
		2,146,833
Wireless Telecommunication Services (0.4%)
Taiwan Mobile Co., Ltd.	248,000	397,926
TOTAL TAIWAN		9,761,994
Thailand (3.2%)
Banks (1.0%)
Bangkok Bank Public Company, Ltd.	108,000	331,085
Kasikornbank Public Company, Ltd.	295,000	559,082
		890,167
Construction & Engineering (0.6%)
Italian - Thai Development Public Company, Ltd.	3,500,000	390,957
Land and Houses Public Company, Ltd.	710,000	134,814
		525,771
Metals & Mining (0.5%)
Banpu Public Company, Ltd.	51,000	449,367
Oil & Gas (0.5%)
PTT Exploration & Production PCL	120,000	450,355
Wireless Telecommunication Services (0.6%)
Advanced Info Service Public Company, Ltd.	213,000	503,546
TOTAL THAILAND		2,819,206
Turkey (1.7%)
Banks (0.8%)
Turkiye Is Bankasi Series C	175,000	724,897
Commercial Services & Supplies (0.5%)
TAV Havalimanlari Holding AS*	83,250	411,339
Wireless Telecommunication Services (0.4%)
Turkcell Iletisim Hizmetleri AS	60,000	365,809
TOTAL TURKEY		1,502,045
TOTAL COMMON STOCKS (Cost $83,733,311)		80,558,949
PREFERRED STOCKS (6.6%)
Brazil (6.6%)
Banks (1.2%)
Banco Itau Holding Financeira SA	62,625	1,035,660
Beverages (0.6%)
Companhia de Bebidas das Americas ADR	10,200	557,022

	Number of
	Shares	Value

PREFERRED STOCKS
Brazil
Diversified Telecommunication Services (0.2%)
Telemar Norte Leste SA Class A	6,400	$194,095
Industrial Conglomerates (0.2%)
Bradespar SA	12,100	167,485
Metals & Mining (1.9%)
Companhia Vale do Rio Doce ADR	92,300	1,633,710
Oil & Gas (2.1%)
Petroleo Brasileiro SA - Petrobras ADR	42,200	1,854,690
Road & Rail (0.4%)
All America Latina Logistica	50,500	340,341
TOTAL PREFERRED STOCKS (Cost $1,916,654)		5,783,003
RIGHTS (0.0%)
Brazil (0.0%)
Food Products (0.0%)
Cosan SA Industria e Comercio, strike price BRL 16.00 expires 10/22/08*	5,690	354
Electric Utilities (0.0%)
EDP - Energias do Brasil SA, strike price BRL 0.01 expires 10/10/08*	7,361,310	0
TOTAL RIGHTS (Cost $0)		354
SHORT-TERM INVESTMENTS (19.6%)
State Street Navigator Prime Portfolio§§	16,725,434	16,725,434

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 10/01/08	$390	390,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,115,434)		17,115,434

TOTAL INVESTMENTS AT VALUE (118.4%) (Cost $102,765,399)		103,457,740

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.4%)		(16,064,853)

NET ASSETS (100.0%)		$87,392,887

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

BDR = Brazilian Depository Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $582,900 or 0.7% of net assets.

§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$49,004,929	$—
Level 2 - Other Significant Observable Inputs	54,452,811	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$103,457,740	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $102,765,399, $19,089,903, $(18,397,562) and $692,341, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.2%)
Australia (1.7%)
Construction & Engineering (1.7%)
Ausenco, Ltd.	96,116	$872,680
TOTAL AUSTRALIA		872,680
Austria (1.0%)
Pharmaceuticals (1.0%)
Intercell AG*	15,237	500,660
TOTAL AUSTRIA		500,660
Belgium (2.1%)
Metals & Mining (2.1%)
Umicore	35,290	1,087,389
TOTAL BELGIUM		1,087,389
Canada (0.0%)
Energy Equipment & Services (0.0%)
Tesco Corp.*	300	6,282
Machinery (0.0%)
GSI Group, Inc.*	400	1,412
Media (0.0%)
Lions Gate Entertainment Corp.*§	1,200	10,920
TOTAL CANADA		18,614
China (0.7%)
Communications Equipment (0.7%)
ZTE Corp. Series H	95,020	359,942
TOTAL CHINA		359,942
Finland (1.0%)
Auto Components (1.0%)
Nokian Renkaat Oyj	21,893	525,631
TOTAL FINLAND		525,631
France (3.1%)
Software (3.1%)
UbiSoft Entertainment SA*	23,191	1,609,680
TOTAL FRANCE		1,609,680
Germany (5.1%)
Containers & Packaging (2.3%)
Gerresheimer AG	26,684	1,210,346
Electronic Equipment & Instruments (1.5%)
SGL Carbon AG*	20,695	802,646
Internet Software & Services (1.3%)
Wirecard AG*	89,537	660,144
TOTAL GERMANY		2,673,136
Gibraltar (1.2%)
Hotels, Restaurants & Leisure (1.2%)
888 Holdings PLC	285,983	644,996
TOTAL GIBRALTAR		644,996
Luxembourg (1.3%)
Specialty Retail (1.3%)
Oriflame Cosmetics SA	14,686	675,565
TOTAL LUXEMBOURG		675,565
Netherlands (6.3%)
Electronic Equipment & Instruments (3.1%)
Gemalto NV*	45,167	1,625,769
Energy Equipment & Services (0.1%)
Core Laboratories NV§	300	30,396
Transportation Infrastructure (3.1%)
Koninklijke Boskalis Westminster NV	33,847	1,600,761
TOTAL NETHERLANDS		3,256,926
Netherlands Antilles (0.0%)
Healthcare Equipment & Supplies (0.0%)
Orthofix International NV*§	200	3,726
TOTAL NETHERLANDS ANTILLES		3,726

	Number of
	Shares	Value

COMMON STOCKS
Norway (0.7%)
Energy Equipment & Services (0.7%)
Sevan Marine ASA*	93,558	$383,987
TOTAL NORWAY		383,987
Panama (0.0%)
Energy Equipment & Services (0.0%)
Willbros Group, Inc.*§	400	10,600
TOTAL PANAMA		10,600
Puerto Rico (0.1%)
Banks (0.1%)
First BanCorp.§	1,100	12,166
Oriental Financial Group, Inc.	100	1,786
Popular, Inc.§	3,300	27,357
Santander Bancorp§	2,100	22,680
TOTAL PUERTO RICO		63,989
Russia (3.9%)
Food Products (1.7%)
Wimm-Bill-Dann Foods ADR*§	12,157	863,147
Pharmaceuticals (2.2%)
Pharmstandard Reg S GDR*	66,391	1,151,884
TOTAL RUSSIA		2,015,031
Singapore (0.0%)
Semiconductor Equipment & Products (0.0%)
Verigy, Ltd.*	700	11,396
TOTAL SINGAPORE		11,396
Spain (2.5%)
Biotechnology (2.5%)
Grifols SA	52,076	1,327,636
TOTAL SPAIN		1,327,636
United Kingdom (6.2%)
Commercial Services & Supplies (1.7%)
Serco Group PLC	137,158	896,829
Industrial Conglomerates (2.1%)
Intertek Group PLC	73,500	1,104,564
Oil & Gas (2.4%)
Petrofac, Ltd.	118,048	1,236,669
TOTAL UNITED KINGDOM		3,238,062
United States (58.3%)
Aerospace & Defense (0.3%)
Aerovironment, Inc.*§	100	3,195
Cubic Corp.	2,400	59,016
Curtiss-Wright Corp.§	600	27,270
DRS Technologies, Inc.§	500	38,375
GenCorp, Inc.*	200	1,348
HEICO Corp.§	200	6,564
Innovative Solutions & Support, Inc.§	100	546
Kaman Corp.§	300	8,544
Ladish Co., Inc.*§	100	2,025
Northrop Grumman Corp.	300	18,162
		165,045
Air Freight & Couriers (0.2%)
Air Transport Services Group, Inc.*§	800	592
Hub Group, Inc. Class A*§	1,500	56,475
Ryder System, Inc.§	500	31,000
UTI Worldwide, Inc.	1,100	18,722
		106,789

	Number of
	Shares	Value

COMMON STOCKS
United States
Airlines (0.1%)
Aircastle, Ltd.§	300	$2,973
AirTran Holdings, Inc.*§	300	729
Alaska Air Group, Inc.*§	100	2,039
AMR Corp.*§	500	4,910
Continental Airlines, Inc. Class B*§	700	11,676
Republic Airways Holdings, Inc.*§	800	8,152
UAL Corp.§	400	3,516
US Airways Group, Inc.*§	300	1,809
		35,804
Auto Components (0.3%)
Accuride Corp.*§	400	640
American Axle & Manufacturing Holdings, Inc.§	1,051	5,633
ATC Technology Corp.*	1,700	40,358
Autoliv, Inc.§	700	23,625
Commercial Vehicle Group, Inc.*	100	711
Cooper Tire & Rubber Co.§	2,200	18,920
Federal Signal Corp.§	300	4,110
Lear Corp.*§	700	7,350
LKQ Corp.*§	1,244	21,111
Modine Manufacturing Co.§	100	1,448
Spartan Motors, Inc.	500	1,590
Visteon Corp.*§	1,300	3,016
WABCO Holdings, Inc.	800	28,432
		156,944
Automobiles (0.0%)
Avis Budget Group, Inc.*	700	4,018
Monaco Coach Corp.§	300	585
Thor Industries, Inc.§	200	4,964
Winnebago Industries, Inc.§	100	1,292
		10,859
Banks (1.6%)
AMCORE Financial, Inc.§	1,750	16,188
Anchor BanCorp Wisconsin, Inc.§	200	1,470
BancFirst Corp.§	100	4,833
Bank of Hawaii Corp.§	700	37,415
BankAtlantic Bancorp, Inc. Class A§	120	984
BankFinancial Corp.	100	1,468
Banner Corp.§	100	1,201
Beneficial Mutual Bancorp, Inc.*	400	5,060
Boston Private Financial Holdings, Inc.§	200	1,748
Capitol Bancorp, Ltd.§	100	1,949
Cascade Bancorp§	100	889
Cathay General Bancorp§	600	14,280
Central Pacific Financial Corp.§	1,500	25,215
Chemical Financial Corp.§	1,300	40,482
Citizens Republic Bancorp, Inc.§	700	2,156
City Bank§	100	1,560
City Holding Co.§	200	8,450
CoBiz Financial, Inc.§	200	2,402
Columbia Banking System, Inc.	100	1,773
Community Bank System, Inc.§	300	7,545
Community Trust Bancorp, Inc.§	200	6,880
Corus Bankshares, Inc.§	500	2,025
Dime Community Bancshares§	300	4,566
Downey Financial Corp.§	200	560
East West Bancorp, Inc.§	900	12,330
F.N.B. Corp.§	700	11,186
FBR Capital Markets Corp.*§	400	2,592
First Busey Corp.§	100	1,833
First Commonwealth Financial Corp.§	500	6,735
First Community Bancshares, Inc.§	100	3,752
First Financial Bancorp.§	100	1,460
First Financial Bankshares, Inc.§	100	5,188
First Financial Corp.§	100	4,698

	Number of
	Shares	Value

COMMON STOCKS
United States
Banks
First Niagara Financial Group, Inc.§	3,600	$56,700
First State Bancorp.§	200	1,068
FirstFed Financial Corp.*§	300	2,352
Flagstar Bancorp, Inc.§	400	1,192
Flushing Financial Corp.§	100	1,750
Frontier Financial Corp.§	600	8,058
Great Southern Bancorp, Inc.§	100	1,275
Guaranty Bancorp*§	300	1,830
Hancock Holding Co.§	400	20,400
Hanmi Financial Corp.§	500	2,525
Harleysville National Corp.§	100	1,698
Hudson City Bancorp, Inc.§	200	3,690
IBERIABANK Corp.§	100	5,285
Independent Bank Corp./MA§	100	3,117
Independent Bank Corp./MICH	200	1,238
Integra Bank Corp.§	100	798
KBW, Inc.*§	300	9,882
Midwest Banc Holdings, Inc.§	200	800
Nara Bancorp, Inc.	100	1,120
NBT Bancorp, Inc.	100	2,992
New York Community Bancorp, Inc.§	100	1,679
Northfield Bancorp, Inc.*	200	2,422
Pacific Capital Bancorp§	300	6,105
PacWest Bancorp§	900	25,731
Park National Corp.§	200	15,600
Pinnacle Financial Partners, Inc.*	100	3,080
PrivateBancorp, Inc.§	100	4,166
Prosperity Bancshares, Inc.§	1,600	54,384
Provident Bankshares Corp.§	500	4,855
Provident New York Bancorp	200	2,644
Renasant Corp.§	200	4,342
Republic Bancorp, Inc. Class A§	100	3,032
Roma Financial Corp.	100	1,475
S&T Bancorp, Inc.§	200	7,366
Seacoast Banking Corp. of Florida§	100	1,073
Simmons First National Corp. Class A	100	3,560
Sterling Bancshares, Inc.§	600	6,270
Sterling Financial Corp.§	700	10,150
SVB Financial Group*§	1,800	104,256
Synovus Financial Corp.§	2,700	27,945
The Colonial BancGroup, Inc.§	1,900	14,934
The South Financial Group, Inc.§	1,000	7,330
TierOne Corp.	200	1,026
TrustCo Bank Corp. NY§	600	7,026
UCBH Holdings, Inc.§	1,000	6,410
Umpqua Holdings Corp.§	500	7,355
United Community Banks, Inc.§	605	8,017
Valley National Bancorp§	1,100	23,056
Virginia Commerce Bancorp, Inc.*	200	1,250
W Holding Company, Inc.§	2,000	960
Washington Federal, Inc.§	2,400	44,280
Waterstone Financial, Inc.*§	100	977
Webster Financial Corp.§	900	22,725
West Coast Bancorp§	200	2,932
Westamerica BanCorporation§	100	5,753
		812,809
Beverages (1.1%)
Boston Beer Company, Inc. Class A*§	1,100	52,239
PepsiAmericas, Inc.	24,300	503,496
The Pepsi Bottling Group, Inc.	500	14,585
		570,320
Biotechnology (2.0%)
Abraxis BioScience*§	300	20,688

	Number of
	Shares	Value

COMMON STOCKS
United States
Biotechnology
Acorda Therapeutics, Inc.*	400	$9,540
Alkermes, Inc.*	1,600	21,280
Allos Therapeutics, Inc.*§	400	2,964
Arena Pharmaceuticals, Inc.*§	600	3,000
Array BioPharma, Inc.*§	200	1,536
BioMarin Pharmaceutical, Inc.*§	1,600	42,384
Celera Corp.*§	200	3,090
Cell Genesys, Inc.*§	500	295
Cougar Biotechnology, Inc.*§	200	6,678
Cubist Pharmaceuticals, Inc.*§	2,400	53,352
CV Therapeutics, Inc.*§	400	4,320
Dendreon Corp.*§	800	4,568
Enzo Biochem, Inc.*	100	1,098
Enzon Pharmaceuticals, Inc.*§	2,700	19,926
Exelixis, Inc.*§	1,600	9,728
Geron Corp.*§	900	3,555
Human Genome Sciences, Inc.*§	100	635
IDEXX Laboratories, Inc.*§	1,600	87,680
Indevus Pharmaceuticals, Inc.*§	400	1,340
Invitrogen Corp.*§	8,800	332,640
Isis Pharmaceuticals, Inc.*	300	5,067
Kendle International, Inc.*	100	4,471
Luminex Corp.*§	200	5,002
Martek Biosciences Corp.§	1,600	50,272
Maxygen, Inc.*§	400	1,692
Metabolix, Inc.*§	100	1,088
Momenta Pharmaceuticals, Inc.*§	300	3,933
Myriad Genetics, Inc.*§	1,000	64,880
Nabi Biopharmaceuticals*§	400	1,864
Neogen Corp.*	100	2,818
Neurocrine Biosciences, Inc.*§	200	938
OSI Pharmaceuticals, Inc.*§	1,400	69,006
Pharmanet Development Group, Inc.*§	200	1,444
Polypore International, Inc.*§	300	6,453
Regeneron Pharmaceuticals, Inc.*	2,400	52,392
Rigel Pharmaceuticals, Inc.*§	400	9,340
RTI Biologics, Inc.*§	300	2,805
Sangamo BioSciences, Inc.*§	100	770
Savient Pharmaceuticals, Inc.*§	800	11,928
Seattle Genetics, Inc.*§	600	6,420
United Therapeutics Corp.*§	497	52,269
ViroPharma, Inc.*§	1,674	21,963
XenoPort, Inc.*§	800	38,792
ZymoGenetics, Inc.*§	400	2,664
		1,048,568
Building Products (0.2%)
Apogee Enterprises, Inc.§	100	1,503
Builders FirstSource, Inc.*§	200	1,198
Crane Co.§	1,400	41,594
Drew Industries, Inc.*§	100	1,711
NCI Building Systems, Inc.*§	476	15,113
Quanex Building Products Corp.§	400	6,096
Simpson Manufacturing Co., Inc.§	200	5,418
USG Corp.*§	1,100	28,160
		100,793
Chemicals (4.4%)
A. Schulman, Inc.	300	5,934
American Vanguard Corp.§	100	1,508
Ashland, Inc.	600	17,544
Aventine Renewable Energy Holdings, Inc.*§	300	948
Balchem Corp.§	200	5,334
Calgon Carbon Corp.*§	2,300	46,828
CF Industries Holdings, Inc.	10,508	961,062

	Number of
	Shares	Value

COMMON STOCKS
United States
Chemicals
Chemtura Corp.§	900	$4,104
Cytec Industries, Inc.	600	23,346
Ferro Corp.§	500	10,050
FMC Corp.§	1,300	66,807
Georgia Gulf Corp.§	300	750
Innospec, Inc.	400	4,824
Intrepid Potash, Inc.*§	28,904	871,167
Minerals Technologies, Inc.§	600	35,616
Olin Corp.§	11,600	225,040
OM Group, Inc.*§	800	18,000
PolyOne Corp.*	800	5,160
Spartech Corp.§	100	990
Symyx Technologies, Inc.*	100	991
Tronox, Inc. Class A§	400	68
Tronox, Inc. Class B	300	31
Zep, Inc.§	200	3,528
		2,309,630
Commercial Services & Supplies (2.1%)
Advance America Cash Advance Centers, Inc.§	600	1,794
American Public Education, Inc.*§	100	4,828
Arbitron, Inc.§	1,100	49,159
Atlas Air Worldwide Holdings, Inc.*	900	36,279
Clean Harbors, Inc.*	1,200	81,060
Coinstar, Inc.*	300	9,600
Compass Diversified Holdings§	100	1,394
Consolidated Graphics, Inc.*§	600	18,198
Convergys Corp.*§	1,900	28,082
Corinthian Colleges, Inc.*§	100	1,500
CoStar Group, Inc.*§	100	4,539
Covanta Holding Corp.*	700	16,758
CRA International, Inc.*§	100	2,748
CSG Systems International, Inc.*§	3,200	56,096
Darling International, Inc.*§	3,000	33,330
DeVry, Inc.	800	39,632
Diamond Management & Technology Consultants, Inc.§	300	1,407
Dice Holdings, Inc.*§	200	1,420
Dollar Financial Corp.*§	300	4,617
Electro Rent Corp.§	100	1,343
EnergySolutions, Inc.§	1,500	15,000
Fuel Tech, Inc.*§	100	1,809
G&K Services, Inc. Class A§	200	6,610
Gevity HR, Inc.§	300	2,184
Global Cash Access Holdings, Inc.*	800	4,048
Greenfield Online, Inc.*	100	1,740
H&R Block, Inc.§	400	9,100
Headwaters, Inc.*§	200	2,670
Heidrick & Struggles International, Inc.§	1,200	36,180
Herman Miller, Inc.§	1,200	29,364
Hewitt Associates, Inc. Class A*	600	21,864
HMS Holdings Corp.*§	300	7,188
Hudson Highland Group, Inc.*	200	1,390
Iconix Brand Group, Inc.*§	400	5,232
ITT Educational Services, Inc.*§	430	34,791
Kenexa Corp.*§	100	1,579
Kforce, Inc.*	100	1,021
Koppers Holdings, Inc.§	900	33,669
Korn/Ferry International*§	2,400	42,768
Landauer, Inc.	100	7,275
Macquarie Infrastructure Co., LLC§	500	6,605
McGrath Rentcorp§	200	5,764
Medis Technologies, Ltd.*§	300	540
Monotype Imaging Holdings, Inc.*§	200	2,226
Mueller Water Products, Inc. Class A§	1,400	12,572
Navigant Consulting, Inc.*§	1,700	33,813

	Number of
	Shares	Value

COMMON STOCKS
United States
Commercial Services & Supplies
Net 1 UEPS Technologies, Inc.*§	600	$13,398
On Assignment, Inc.*§	200	1,576
PHH Corp.*§	400	5,316
Pre-Paid Legal Services, Inc.*§	900	37,134
Providence Service Corp.*§	100	980
Sotheby’s§	700	14,042
Spherion Corp.*	500	2,435
TAL International Group, Inc.§	200	4,164
Team, Inc.*§	200	7,224
Tetra Technologies, Inc.*	2,500	60,150
The Brink’s Co.	1,700	103,734
TrueBlue, Inc.*§	200	3,232
United Stationers, Inc.*§	900	43,047
Viad Corp.	200	5,758
VistaPrint, Ltd.*§	500	16,420
Waste Management, Inc.§	800	25,192
Watson Wyatt Worldwide, Inc. Class A§	600	29,838
Weight Watchers International, Inc.§	200	7,320
		1,101,746
Communications Equipment (0.6%)
3Com Corp.*§	4,700	10,951
Arris Group, Inc.*	3,093	23,909
Atheros Communications*§	800	18,864
Bel Fuse, Inc. Class B	100	2,847
Black Box Corp.§	200	6,906
Cogo Group, Inc.*§	200	1,054
CommScope, Inc.*§	399	13,822
Comtech Telecommunications Corp.*§	1,000	49,240
DSP Group, Inc.*	100	765
Echelon Corp.*§	100	988
Emulex Corp.*§	3,000	32,010
Extreme Networks, Inc.*§	1,000	3,370
FalconStor Software, Inc.*§	100	536
Finisar Corp.*§	626	632
InterDigital, Inc.*§	2,100	50,505
Ixia*	200	1,474
Opnext, Inc.*§	300	1,377
Powerwave Technologies, Inc.*§	1,200	4,752
ShoreTel, Inc.*§	400	2,296
Sonus Networks, Inc.*§	3,600	10,368
Sycamore Networks, Inc.*§	2,400	7,752
Tekelec*§	400	5,596
Tellabs, Inc.*§	5,000	20,300
UTStarcom, Inc.*§	1,000	3,370
ViaSat, Inc.*§	1,900	44,802
		318,486
Computers & Peripherals (0.1%)
Avid Technology, Inc.*§	200	4,812
Cray, Inc.*	400	2,072
Hutchinson Technology, Inc.*	2,500	28,950
Isilon Systems, Inc.*	200	882
Novatel Wireless, Inc.*§	600	3,636
Palm, Inc.§	1,100	6,567
Sigma Designs, Inc.*§	400	5,688
Smart Modular Technologies (WWH), Inc.*	500	1,500
Stratasys, Inc.*§	300	5,241
Synaptics, Inc.*§	150	4,533
		63,881
Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	200	2,672
EMCOR Group, Inc.*§	1,700	44,744
MasTec, Inc.*§	600	7,974
The Shaw Group, Inc.*	800	24,584
		79,974

	Number of
	Shares	Value

COMMON STOCKS
United States
Construction Materials (0.0%)
Eagle Materials, Inc.§	300	$6,711
Texas Industries, Inc.§	200	8,172
		14,883
Containers & Packaging (0.2%)
Graphic Packaging Holding Co.*§	1,100	2,750
Myers Industries, Inc.§	3,400	42,874
Rock-Tenn Co. Class A	1,300	51,974
Smurfit-Stone Container Corp.*§	3,000	14,100
		111,698
Distributors (0.1%)
Beacon Roofing Supply, Inc.*§	200	3,124
Core-Mark Holding Company, Inc.*§	100	2,499
Pool Corp.§	300	6,999
Spectrum Brands, Inc.*§	600	834
The Andersons, Inc.§	100	3,522
WESCO International, Inc.*	600	19,308
		36,286
Diversified Financials (5.2%)
Advanta Corp. Class B§	100	823
AmeriCredit Corp.*§	1,371	13,888
Apollo Investment Corp.§	1,400	23,870
Ares Capital Corp.	1,000	10,430
ASTA Funding, Inc.§	100	701
BGC Partners, Inc. Class A	400	1,716
BlackRock Kelso Capital Corp.	600	6,918
BlackRock, Inc.§	100	19,450
Broadridge Financial Solutions, Inc.	100	1,539
Calamos Asset Management, Inc. Class A	100	1,792
CapitalSource, Inc.§	2,200	27,060
CBIZ, Inc.*§	2,800	23,660
CompuCredit Corp.*§	300	1,176
Duff & Phelps Corp. Class A*§	100	2,103
E*TRADE Financial Corp.*§	6,000	16,800
Eaton Vance Corp.§	700	24,661
Exlservice Holdings, Inc.*§	100	878
EZCORP, Inc. Class A*	300	5,640
FCStone Group, Inc.*§	1,100	19,789
Federal Agricultural Mortgage Corp. Class C§	100	410
Financial Federal Corp.§	300	6,876
First Cash Financial Services, Inc.*	200	3,000
First Horizon National Corp.§	1,752	16,399
Franklin Resources, Inc.	200	17,626
GAMCO Investors, Inc. Class A	100	5,930
GFI Group, Inc.	3,300	15,543
Gladstone Capital Corp.§	100	1,524
Greenhill & Company, Inc.§	300	22,125
Guaranty Financial Group, Inc.*§	500	1,975
Harris & Harris Group, Inc.*§	300	1,914
Hercules Technology Growth Capital, Inc.	203	1,969
IndyMac Bancorp, Inc.§	7,700	1,232
Interactive Brokers Group, Inc. Class A*	2,100	46,557
Jefferies Group, Inc.§	1,200	26,880
LaBranche & Company, Inc.*	400	1,800
MCG Capital Corp.§	1,029	2,696
MF Global, Ltd.*§	1,400	6,076
MSCI, Inc. Class A*	700	16,800
MVC Capital, Inc.	100	1,525
Nasdaq OMX Group, Inc.*§	1,000	30,570
National Financial Partners Corp.§	200	3,000
NewAlliance Bancshares, Inc.§	138,408	2,080,273
NewStar Financial, Inc.*§	200	1,618
Ocwen Financial Corp.*§	100	805
Portfolio Recovery Associates, Inc.*§	100	4,863
Prospect Capital Corp.§	200	2,562

	Number of
	Shares	Value

COMMON STOCKS
United States
Diversified Financials
Raymond James Financial, Inc.§	1,300	$42,874
Riskmetrics Group, Inc.*§	500	9,785
Stifel Financial Corp.*	200	9,980
SWS Group, Inc.	300	6,048
T. Rowe Price Group, Inc.§	500	26,855
Texas Capital Bancshares, Inc.*	400	8,304
The Charles Schwab Corp.§	500	13,000
The First Marblehead Corp.§	500	1,245
Waddell & Reed Financial, Inc. Class A	1,600	39,600
World Acceptance Corp.*§	200	7,200
		2,690,333
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.§	200	2,446
Cincinnati Bell, Inc.*§	3,200	9,888
Clearwire Corp. Class A*§	600	7,128
EchoStar Corp. Class A*	500	12,050
FairPoint Communications, Inc.§	800	6,936
FiberTower Corp.*§	900	1,242
General Communication, Inc. Class A*§	100	926
Harris Stratex Networks, Inc. Class A*	200	1,562
Hughes Communications, Inc.*§	100	3,670
IDT Corp. Class B*§	700	518
NeuStar, Inc. Class A*§	1,100	21,879
Neutral Tandem, Inc.*§	200	3,708
Nextwave Wireless, Inc.*§	1,700	1,020
PAETEC Holding Corp.*§	1,600	3,440
Premiere Global Services, Inc.*	3,300	46,398
Starent Networks Corp.*§	300	3,882
Vonage Holdings Corp.*§	1,000	1,010
		127,703
Electric Utilities (0.5%)
Black Hills Corp.§	1,000	31,070
CH Energy Group, Inc.	100	4,357
CMS Energy Corp.§	900	11,223
Comverge, Inc.*§	200	920
El Paso Electric Co.*	2,400	50,400
Great Plains Energy, Inc.	385	8,555
MGE Energy, Inc.§	200	7,110
Northeast Utilities	800	20,520
OGE Energy Corp.	700	21,616
Ormat Technologies, Inc.§	1,100	39,963
PG&E Corp.§	500	18,725
Pike Electric Corp.*§	100	1,473
PNM Resources, Inc.	420	4,301
Puget Energy, Inc.§	1,500	40,050
The Empire District Electric Co.§	200	4,270
UIL Holdings Corp.§	300	10,299
VeraSun Energy Corp.*§	500	1,565
		276,417
Electronic Equipment & Instruments (5.2%)
Acuity Brands, Inc.§	200	8,352
Airvana, Inc.*§	300	1,767
American Superconductor Corp.*§	29,880	704,271
AZZ, Inc.*§	900	37,233
Baldor Electric Co.§	1,000	28,810
Belden, Inc.§	500	15,895
Benchmark Electronics, Inc.*	1,600	22,528
Capstone Turbine Corp.*§	1,500	1,935
CTS Corp.§	100	1,278
Encore Wire Corp.§	300	5,433
Energy Conversion Devices, Inc.*§	200	11,650
Evergreen Solar, Inc.*§	1,100	6,072
Exar Corp.*§	200	1,532

	Number of
	Shares	Value

COMMON STOCKS
United States
Electronic Equipment & Instruments
FLIR Systems, Inc.*§	2,300	$88,366
FuelCell Energy, Inc.*§	400	2,412
Infinera Corp.*§	800	7,648
Ingram Micro, Inc. Class A*§	800	12,856
Intevac, Inc.*§	100	1,064
Itron, Inc.*§	16,192	1,433,478
Jabil Circuit, Inc.	600	5,724
KEMET Corp.*§	700	952
Littelfuse, Inc.*	200	5,946
Methode Electronics, Inc.	2,200	19,668
Molex, Inc.§	2,800	62,860
Molex, Inc. Class A§	900	18,729
MTS Systems Corp.§	200	8,420
Newport Corp.*	100	1,078
Park Electrochemical Corp.	200	4,848
Plexus Corp.*§	600	12,420
Plug Power, Inc.*§	500	495
Powell Industries, Inc.*	100	4,081
Power-One, Inc.*§	900	1,305
Regal-Beloit Corp.§	800	34,016
Rofin-Sinar Technologies, Inc.*	400	12,244
Sanmina-SCI Corp.*§	2,400	3,360
Taser International, Inc.*§	400	2,860
Thomas & Betts Corp.*§	487	19,027
TTM Technologies, Inc.*§	400	3,968
Universal Display Corp.*§	200	2,192
Varian, Inc.*	2,400	102,960
Vishay Intertechnology, Inc.*	2,077	13,750
		2,733,483
Energy Equipment & Services (0.6%)
Allis-Chalmers Energy, Inc.*§	400	5,060
Atwood Oceanics, Inc.*§	1,400	50,960
Basic Energy Services, Inc.*§	2,700	57,510
Complete Production Services, Inc.*§	1,500	30,195
Dril-Quip, Inc.*§	794	34,451
Flotek Industries, Inc.*§	100	1,100
Global Industries, Ltd.*§	1,500	10,410
Grey Wolf, Inc.*§	1,200	9,336
Gulf Island Fabrication, Inc.	100	3,447
Key Energy Services, Inc.*	6,400	74,240
Matrix Service Co.*§	300	5,730
Smith International, Inc.	62	3,636
Superior Well Services, Inc.*§	100	2,531
T-3 Energy Services, Inc.*	100	3,712
Trico Marine Services, Inc.*§	200	3,416
Union Drilling, Inc.*§	100	1,059
Unit Corp.*	700	34,874
		331,667
Food & Drug Retailing (1.1%)
Flowers Foods, Inc.§	10,400	305,344
Longs Drug Stores Corp.§	900	68,076
Nash Finch Co.§	900	38,808
PetMed Express, Inc.*§	100	1,570
Rite Aid Corp.*§	6,300	5,292
Spartan Stores, Inc.§	300	7,464
Sysco Corp.	600	18,498
Terra Industries, Inc.	4,000	117,600
The Great Atlantic & Pacific Tea Co., Inc.*§	100	1,082
Winn-Dixie Stores, Inc.*§	2,400	33,360
		597,094
Food Products (0.5%)
Cal-Maine Foods, Inc.§	200	5,488
Chiquita Brands International, Inc.*§	1,300	20,553

	Number of
	Shares	Value

COMMON STOCKS
United States
Food Products
Corn Products International, Inc.§	1,200	$38,736
Dean Foods Co.*§	700	16,352
Del Monte Foods Co.	4,500	35,100
General Mills, Inc.	500	34,360
Green Mountain Coffee Roasters, Inc.*§	100	3,934
Herbalife, Ltd.§	500	19,760
Hormel Foods Corp.	1,400	50,792
J & J Snack Foods Corp.§	100	3,391
Kellogg Co.	100	5,610
Lance, Inc.§	300	6,807
Peet’s Coffee & Tea, Inc.*§	100	2,792
Reddy Ice Holdings, Inc.§	200	730
Sanderson Farms, Inc.§	100	3,674
Sensient Technologies Corp.§	600	16,878
The J.M. Smucker Co.	300	15,207
TreeHouse Foods, Inc.*§	300	8,910
		289,074
Forestry & Paper (0.0%)
AbitibiBowater, Inc.*§	500	1,935
Glatfelter	100	1,354
Louisiana-Pacific Corp.§	100	930
Mercer International, Inc.*	400	1,464
Wausau Paper Corp.§	100	1,013
		6,696
Gas Utilities (0.5%)
Enbridge Energy Management, LLC§	102	4,271
Energen Corp.	600	27,168
National Fuel Gas Co.§	1,600	67,488
Northwest Natural Gas Co.§	1,800	93,600
Petrohawk Energy Corp.*	500	10,815
Piedmont Natural Gas Co., Inc.§	700	22,372
The Laclede Group, Inc.	100	4,849
WGL Holdings, Inc.§	200	6,490
		237,053
Healthcare Equipment & Supplies (4.2%)
Abaxis, Inc.*	200	3,940
ABIOMED, Inc.*§	300	5,325
Accuray, Inc.*§	200	1,614
AngioDynamics, Inc.*	100	1,580
Bio-Rad Laboratories, Inc. Class A*	100	9,912
Boston Scientific Corp.*	100	1,227
Conceptus, Inc.*§	300	4,974
CONMED Corp.*	1,600	51,200
Cutera, Inc.*§	100	1,061
Cyberonics, Inc.*§	300	5,100
ev3, Inc.*§	300	3,012
Haemonetics Corp.*§	1,000	61,720
Halozyme Therapeutics, Inc.*§	600	4,404
Hansen Medical, Inc.*§	100	1,344
Hill-Rom Holdings, Inc.§	700	21,217
Hillenbrand, Inc.§	645	13,003
Hologic, Inc.*§	600	11,598
I-Flow Corp.*§	100	931
Illumina, Inc.*	41,406	1,678,185
Insulet Corp.*§	100	1,392
Invacare Corp.§	1,600	38,624
IRIS International, Inc.*	100	1,790
Kensey Nash Corp.*	100	3,146
Kinetic Concepts, Inc.*§	400	11,436
LCA-Vision, Inc.	200	928
Masimo Corp.*	600	22,320
Mentor Corp.§	100	2,386
Meridian Bioscience, Inc.§	2,350	68,244

	Number of
	Shares	Value

COMMON STOCKS
United States
Healthcare Equipment & Supplies
Merit Medical Systems, Inc.*	300	$5,631
Natus Medical, Inc.*§	300	6,798
Quidel Corp.*§	300	4,923
Somanetics Corp.*§	100	2,187
SonoSite, Inc.*	200	6,280
Stereotaxis, Inc.*§	100	605
STERIS Corp.	2,500	93,950
SurModics, Inc.*§	800	25,192
Symmetry Medical, Inc.*	300	5,568
Vital Signs, Inc.	100	7,390
Volcano Corp.*§	100	1,729
Zoll Medical Corp.*§	200	6,544
		2,198,410
Healthcare Providers & Services (1.6%)
Air Methods Corp.*§	100	2,831
Amedisys, Inc.*§	300	14,601
Amerigroup Corp.*§	800	20,192
AMN Healthcare Services, Inc.*§	1,300	22,841
AmSurg Corp.*	1,400	35,658
Apria Healthcare Group, Inc.*§	2,900	52,896
Assisted Living Concepts, Inc. Class A*§	500	3,185
Bio-Reference Laboratories, Inc.*§	100	2,890
CIGNA Corp.	700	23,786
Community Health Systems, Inc.*§	700	20,517
CorVel Corp.*	100	2,861
Cross Country Healthcare, Inc.*	100	1,629
Emeritus Corp.*§	100	2,490
eResearchTechnology, Inc.*	500	5,955
Gentiva Health Services, Inc.*	300	8,082
Health Management Associates, Inc. Class A*§	4,300	17,888
HEALTHSOUTH Corp.*§	1,100	20,273
Henry Schein, Inc.*	1,200	64,608
LHC Group, Inc.*	100	2,848
LifePoint Hospitals, Inc.*§	900	28,926
MAXIMUS, Inc.	1,100	40,524
MedCath Corp.*§	100	1,792
Molina Healthcare, Inc.*§	1,000	31,000
Nighthawk Radiology Holdings, Inc.*	200	1,444
Odyssey HealthCare, Inc.*§	100	1,015
Omnicell, Inc.*§	200	2,630
Owens & Minor, Inc.§	600	29,100
PARAXEL International Corp.*	5,700	163,362
Pediatrix Medical Group, Inc.*§	500	26,960
Res-Care, Inc.*§	300	5,442
Skilled Healthcare Group, Inc. Class A*	100	1,589
Stewart Enterprises, Inc. Class A§	800	6,288
Sun Healthcare Group, Inc.*§	400	5,864
Sunrise Senior Living, Inc.*§	2,700	37,233
Triple-S Management Corp. Class B*§	200	3,258
WebMD Health Corp. Class A*§	100	2,974
WellCare Health Plans, Inc.*	4,000	144,000
		859,432
Hotels, Restaurants & Leisure (1.0%)
Boyd Gaming Corp.§	600	5,616
Buffalo Wild Wings, Inc.*§	200	8,048
CBRL Group, Inc.§	2,500	65,750
CEC Entertainment, Inc.*§	4,200	139,440
Chipotle Mexican Grill, Inc. Class A*§	600	33,294
Choice Hotels International, Inc.§	900	24,390
Denny’s Corp.*§	1,000	2,580
Gaylord Entertainment Co.*§	100	2,937
Great Wolf Resorts, Inc.*§	300	1,098
Isle of Capri Casinos, Inc.*§	300	2,706

	Number of
	Shares	Value

COMMON STOCKS
United States
Hotels, Restaurants & Leisure
Jack in the Box, Inc.*§	704	$14,854
Krispy Kreme Doughnuts, Inc.*§	400	1,320
Landry’s Restaurants, Inc.§	1,800	27,990
Leapfrog Enterprises, Inc.*§	100	1,056
LIFE TIME FITNESS, Inc.*§	100	3,127
Monarch Casino & Resort, Inc.*§	100	1,139
MTR Gaming Group, Inc.*	300	996
O’Charley’s, Inc.	100	875
Panera Bread Co. Class A*§	100	5,090
Papa John’s International, Inc.*§	2,600	70,616
Penn National Gaming, Inc.*§	800	21,256
Pinnacle Entertainment, Inc.*§	400	3,024
Red Robin Gourmet Burgers, Inc.*§	200	5,360
Ruby Tuesday, Inc.*§	100	579
Ruth’s Hospitality Group, Inc.*§	300	1,179
Shuffle Master, Inc.*§	400	2,036
Wendy’s/Arby’s Group, Inc. Class A§	4,000	21,040
WMS Industries, Inc.*§	1,500	45,855
		513,251
Household Durables (0.6%)
American Greetings Corp. Class A§	2,300	35,167
Beazer Homes USA, Inc.*§	200	1,196
Blyth, Inc.§	306	3,470
Champion Enterprises, Inc.*§	1,000	5,550
DTS, Inc.*§	200	5,566
Fleetwood Enterprises, Inc.*§	600	612
Furniture Brands International, Inc.§	2,300	24,196
HNI Corp.§	200	5,068
Helen of Troy, Ltd.*§	200	4,554
Hovnanian Enterprises, Inc. Class A*§	300	2,397
KB HOME§	500	9,840
La-Z-Boy, Inc.§	700	6,524
Lennar Corp. Class A§	400	6,076
NVR, Inc.*§	200	114,400
Snap-on, Inc.	800	42,128
Standard Pacific Corp.*§	600	2,946
Tempur-Pedic International, Inc.§	600	7,056
The Ryland Group, Inc.§	405	10,741
Tupperware Brands Corp.§	200	5,526
TurboChef Technologies, Inc.*	200	1,230
WCI Communities, Inc.*§	300	60
		294,303
Household Products (0.1%)
Central Garden & Pet Co.*§	200	1,176
Central Garden & Pet Co. Class A*	300	1,785
Prestige Brands Holdings, Inc.*§	100	888
The Procter & Gamble Co.	500	34,845
		38,694
Industrial Conglomerates (0.2%)
Carlisle Companies, Inc.§	700	20,979
Chemed Corp.	272	11,168
NexCen Brands, Inc.*	700	196
Raven Industries, Inc.§	100	3,935
Textron, Inc.	400	11,712
Verenium Corp.*	300	282
Walter Industries, Inc.	1,200	56,940
		105,212
Insurance (1.9%)
Aflac, Inc.	500	29,375
Allied World Assurance Holdings, Ltd.	600	21,312
Ambac Financial Group, Inc.§	2,900	6,757
American Equity Investment Life Holding Co.§	700	5,250
American Physicians Capital, Inc.	100	4,233
Arch Capital Group, Ltd.*	1,000	73,030
Argo Group International Holdings, Ltd.*	300	11,055
Aspen Insurance Holdings, Ltd.§	900	24,750
Assured Guaranty, Ltd.§	800	13,008
CNA Surety Corp.*§	1,300	21,710

	Number of
	Shares	Value

COMMON STOCKS
United States
Insurance
Conseco, Inc.*	2,800	$9,856
Employers Holdings, Inc.§	1,900	33,022
Endurance Specialty Holdings, Ltd.	1,000	30,920
Flagstone Reinsurance Holdings, Ltd.§	400	4,108
FPIC Insurance Group, Inc.*	100	5,139
HCC Insurance Holdings, Inc.	2,100	56,700
Horace Mann Educators Corp.	200	2,574
Infinity Property & Casualty Corp.	100	4,120
IPC Holdings, Ltd.§	1,700	51,357
LandAmerica Financial Group, Inc.§	360	8,730
Max Capital Group, Ltd.§	500	11,615
MBIA, Inc.§	2,200	26,180
MGIC Investment Corp.§	1,700	11,951
Montpelier Re Holdings, Ltd.§	1,100	18,161
National Interstate Corp.§	100	2,403
OneBeacon Insurance Group, Ltd.§	300	6,345
Philadelphia Consolidated Holding Corp.*	1,800	105,426
Phoenix Companies, Inc.§	3,800	35,112
PICO Holdings, Inc.*§	200	7,182
Platinum Underwriters Holdings, Ltd.§	700	24,836
PMA Capital Corp. Class A*	100	882
Radian Group, Inc.§	3,300	16,632
Reinsurance Group of America, Inc. Class A§	1,000	54,000
Safety Insurance Group, Inc.§	100	3,793
Seabright Insurance Holdings*	300	3,900
Selective Insurance Group, Inc.§	1,900	43,548
StanCorp Financial Group, Inc.§	800	41,600
State Auto Financial Corp.§	2,300	66,861
Stewart Information Services Corp.§	100	2,975
The PMI Group, Inc.§	600	1,770
Tower Group, Inc.§	100	2,356
United America Indemnity, Ltd. Class A*§	100	1,423
United Fire & Casualty Co.§	1,600	45,744
Universal American Financial Corp.*	300	3,657
W.R. Berkley Corp.§	100	2,355
Zenith National Insurance Corp.	500	18,320
		976,033
Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc. Class A*	100	602
Coldwater Creek, Inc.*§	200	1 ,158
Insight Enterprises, Inc.*	1,800	24,138
NutriSystem, Inc.§	100	1,772
Overstock.com, Inc.*§	200	3,962
School Specialty, Inc.*§	200	6,238
Shutterfly, Inc.*§	100	961
Systemax, Inc.§	1,100	15,466
ValueVision Media, Inc. Class A*	400	740
		55,037
Internet Software & Services (0.6%)
Acme Packet, Inc.*§	300	1,719
Allscripts Heathcare Solutions, Inc.*	100	1,244
Ariba, Inc.*§	700	9,891
Art Technology Group, Inc.*§	1,300	4,576
Blue Coat Systems, Inc.*§	1,600	22,704
CMGI, Inc.§	200	1,778
Cogent Communications Group, Inc.*§	300	2,316
comScore, Inc.*§	200	3,526
EarthLink, Inc.*§	1,427	12,130
InfoSpace, Inc.§	100	1,085
Internet Capital Group, Inc.*§	100	811
Interwoven, Inc.*	200	2,824
j2 Global Communications, Inc.*§	2,200	51,370
Limelight Networks, Inc.*§	600	1,500
Marchex, Inc. Class B§	200	2,058
NIC, Inc.§	200	1,380
Openwave Systems, Inc.*	900	1,116
Orbitz Worldwide, Inc.*§	300	1,761
Perficient, Inc.*§	300	1,992
RightNow Technologies, Inc.*§	100	1,257
S1 Corp.*	400	2,448
SINA Corp.*	700	24,640
Sohu.com, Inc.*§	2,500	139,375

	Number of Shares	Value

COMMON STOCKS
United States
Internet Software & Services
SonicWALL, Inc.*§	500	$2,620
Switch & Data Facilities Co.*§	100	1,245
United Online, Inc.	40	376
Vignette Corp.*§	1,700	18,258
Vocus, Inc.*§	200	6,792
		322,792
IT Consulting & Services (0.3%)
Acxiom Corp.§	1,000	12,540
Automatic Data Processing, Inc.	400	17,100
CIBER, Inc.*	400	2,796
Exponent, Inc.*	200	6,618
Forrester Research, Inc.*§	200	5,864
IHS, Inc. Class A*	1,100	52,404
Innerworkings, Inc.*§	100	1,109
Internap Network Services Corp.*§	700	2,436
MarketAxess Holdings, Inc.*	100	807
Ness Technologies, Inc.*	200	2,294
SI International, Inc.*§	100	3,005
Stanley, Inc.*§	100	3,691
Sykes Enterprises, Inc.*§	200	4,392
SYNNEX Corp.*§	200	4,468
TechTarget*	100	700
TNS, Inc.*§	200	3,874
Tyler Technologies, Inc.*§	100	1,517
Unisys Corp.*§	4,600	12,650
		138,265
Leisure Equipment & Products (0.2%)
Brunswick Corp.§	900	11,511
Build-A-Bear Workshop, Inc.*§	200	1,456
Callaway Golf Co.§	1,300	18,291
GeoEye, Inc.*	100	2,213
MarineMax, Inc.*	200	1,446
Polaris Industries, Inc.§	600	27,294
RC2 Corp.*	1,600	32,000
Smith & Wesson Holding Corp.*§	500	1,870
		96,081
Machinery (1.4%)
Actuant Corp. Class A§	900	22,716
AGCO Corp.*§	900	38,349
Altra Holdings, Inc.*§	300	4,428
American Science & Engineering, Inc.§	100	5,973
Applied Industrial Technologies, Inc.§	1,600	43,088
Axsys Technologies, Inc.*	100	5,894
Badger Meter, Inc.§	200	9,390
Barnes Group, Inc.§	1,300	26,286
Blount International, Inc.*	300	3,339
Briggs & Stratton Corp.§	300	4,854
Ceradyne, Inc.*	601	22,033
Chart Industries, Inc.*	900	25,704
CIRCOR International, Inc.§	200	8,686
Columbus McKinnon Corp.*§	1,500	35,355
Dionex Corp.*	1,100	69,905
Dover Corp.	400	16,220
Dynamic Materials Corp.§	100	2,321
EnPro Industries, Inc.*§	200	7,432
Flow International Corp.*§	300	1,524
Force Protection, Inc.*§	500	1,340
FreightCar America, Inc.§	1,000	29,270
Gardner Denver, Inc.*	2,300	79,856
Illinois Tool Works, Inc.§	400	17,780
Insteel Industries, Inc.§	200	2,718
Kaydon Corp.§	500	22,530
Kennametal, Inc.	700	18,984

	Number of Shares	Value

COMMON STOCKS
United States
Machinery
L.B. Foster Co. Class A*	100	$3,042
Mueller Industries, Inc.	1,800	41,418
RBC Bearings, Inc.*§	200	6,738
Reliance Steel & Aluminum Co.§	800	30,376
Robbins & Myers, Inc.§	1,200	37,116
RSC Holdings, Inc.*§	300	3,408
Sun Hydraulics Corp.§	100	2,604
Taylor Devices, Inc.*	200	1,160
The Gorman-Rupp Co.§	100	3,772
The Manitowoc Co., Inc.	1,000	15,550
The Timken Co.	1,000	28,350
Titan International, Inc.§	1,125	23,985
Wabash National Corp.§	100	945
		724,439
Marine (0.2%)
American Commercial Lines, Inc.*§	200	2,128
Cal Dive International, Inc.*§	544	5,766
Eagle Bulk Shipping, Inc.§	600	8,364
Genco Shipping & Trading, Ltd.§	400	13,296
Kirby Corp.*§	1,900	72,086
Overseas Shipholding Group, Inc.§	344	20,059
Paragon Shipping, Inc. Class A§	100	852
TBS International, Ltd. Class A*§	200	2,692
		125,243
Media (0.4%)
Acacia Research*§	300	906
AH Belo Corp. Class A§	300	1,548
Cinemark Holdings, Inc.	100	1,360
CKX, Inc.*§	300	1,848
Cox Radio, Inc. Class A*§	100	1,056
Cumulus Media, Inc., Class A*§	300	1,278
Dolan Media Co.*§	200	2,018
Entercom Communications Corp. Class A§	2,200	11,044
Entravision Communications Corp. Class A*§	700	1,883
GateHouse Media, Inc.§	700	343
Gray Television, Inc.§	300	516
Harte-Hanks, Inc.§	2,200	22,814
Idearc, Inc.§	1,600	2,000
Journal Communications, Inc. Class A§	400	1,952
Lee Enterprises, Inc.§	600	2,100
LIN TV Corp. Class A*§	300	1,548
LoopNet, Inc.*	200	1,966
Martha Stewart Living Omnimedia, Inc. Class A*§	100	851
Mediacom Communications Corp. Class A*§	300	1,776
Meredith Corp.§	500	14,020
Move, Inc.*§	1,200	2,544
Netflix, Inc.*§	1,000	30,880
Playboy Enterprises, Inc. Class B*§	300	1,182
PRIMEDIA, Inc.§	300	729
R.H. Donnelley Corp.*§	400	796
Regal Entertainment Group Class A§	2,700	42,606
Scholastic Corp.§	200	5,136
Sinclair Broadcast Group, Inc. Class A§	400	2,016
Sonic Solutions*§	400	1,760
The E.W. Scripps Co. Class A§	333	2,354
The McClatchy Co. Class A§	500	2,200
The New York Times Co. Class A§	1,700	24,293
Warner Music Group Corp.§	100	760
Westwood One, Inc.*§	900	495
		190,578
Metals & Mining (1.6%)
A.M. Castle & Co.§	200	3,456
AK Steel Holding Corp.	900	23,328
Alpha Natural Resources, Inc.*§	4,500	231,435
Apex Silver Mines, Ltd.*§	300	516

	Number of Shares	Value

COMMON STOCKS
United States
Metals & Mining
Arch Coal, Inc.§	700	$23,023
Century Aluminum Co.*§	500	13,845
Cleveland-Cliffs, Inc.	6	318
Coeur d’Alene Mines Corp.*§	5,900	9,027
Compass Minerals International, Inc.§	2,600	136,214
Foundation Coal Holdings, Inc.	700	24,906
Fushi Copperweld, Inc.*§	100	969
Gibraltar Industries, Inc.§	100	1,871
Haynes International, Inc.*§	100	4,683
Hecla Mining Co.*§	1,800	8,424
Horsehead Holding Corp.*§	600	3,540
International Coal Group, Inc.*§	1,500	9,360
James River Coal Co.*§	400	8,796
Kaiser Aluminum Corp.§	600	25,770
Massey Energy Co.§	2,500	89,175
Northwest Pipe Co.*§	100	4,362
Olympic Steel, Inc.§	100	2,949
Patriot Coal Corp.*§	1,000	29,050
Royal Gold, Inc.	300	10,788
Steel Dynamics, Inc.§	600	10,254
USEC, Inc.*	1,100	5,951
Worthington Industries, Inc.§	9,800	146,412
		828,422
Multiline Retail (2.1%)
99 Cents Only Stores*§	300	3,291
Big Lots, Inc.*§	15,700	436,931
BJ’s Wholesale Club, Inc.*§	5,400	209,844
Dillard’s, Inc. Class A§	500	5,900
Dollar Tree, Inc.*	3,000	109,080
Family Dollar Stores, Inc.§	12,300	291,510
Fred’s, Inc. Class A§	200	2,844
Retail Ventures, Inc.*§	500	1,950
Saks, Inc.*§	1,500	13,875
Stein Mart, Inc. *§	500	1,955
Tuesday Morning Corp.*§	400	1,652
		1,078,832
Office Electronics (0.1%)
IKON Office Solutions, Inc.§	900	15,309
Zebra Technologies Corp.*	1,200	33,420
		48,729
Oil & Gas (2.4%)
Alon USA Energy, Inc.§	246	3,316
Anadarko Petroleum Corp.	500	24,255
APCO Argentina, Inc.§	100	2,831
Berry Petroleum Co. Class A§	600	23,238
BPZ Resources, Inc.*§	1,600	27,520
Brigham Exploration Co.*§	300	3,297
Bronco Drilling Co., Inc.*§	300	3,066
Cabot Oil & Gas Corp.§	500	18,070
Callon Petroleum Co.*	200	3,606
Cheniere Energy, Inc.*§	200	450
Cimarex Energy Co.§	100	4,891
Clayton Williams Energy, Inc.*§	100	7,053
Comstock Resources, Inc.*	900	45,045
Concho Resources, Inc.*§	800	22,088
Continental Resources, Inc.*§	700	27,461
CVR Energy, Inc.*§	1,900	16,188
Delek US Holdings, Inc.§	512	4,746
El Paso Corp.§	800	10,208
Energy Partners, Ltd.*§	4,400	38,148
Evergreen Energy, Inc.*§	1,000	940
Frontier Oil Corp.§	585	10,776
General Maritime Corp.§	300	5,844
GeoGlobal Resources, Inc.*§	300	756

	Number of Shares	Value

COMMON STOCKS
United States
Oil & Gas
GMX Resources, Inc.*§	100	$4,780
Goodrich Petroleum Corp.*§	700	30,513
Gulfport Energy Corp.*§	400	4,020
Harvest Natural Resources, Inc.*§	100	1,012
Holly Corp.§	500	14,460
McMoRan Exploration Co.*§	200	4,728
Oilsands Quest, Inc.*§	3,500	10,465
Parallel Petroleum Corp.*§	600	5,652
Petroleum Development Corp.*§	1,000	44,370
PetroQuest Energy, Inc.*§	500	7,675
Pioneer Drilling Co.*	800	10,640
SandRidge Energy, Inc.*§	33,132	649,387
Stone Energy Corp.*§	1,500	63,495
Swift Energy Co.*	200	7,738
TXCO Resources, Inc.*§	200	2,008
VAALCO Energy, Inc.*§	800	5,472
W&T Offshore, Inc.§	2,500	68,225
Warren Resources, Inc.*§	600	5,988
Western Refining, Inc.§	100	1,011
		1,245,432
Paper & Forest Products (0.1%)
Potlatch Corp.§	400	18,556
Rayonier, Inc.§	800	37,880
		56,436
Personal Products (0.2%)
Alberto-Culver Co.	1,500	40,860
Chattem, Inc.*§	300	23,454
Mannatech, Inc.§	200	800
NBTY, Inc.*	691	20,398
Sally Beauty Holdings, Inc.*§	100	860
Steiner Leisure, Ltd.*	100	3,438
		89,810
Pharmaceuticals (0.9%)
Acadia Pharmaceuticals, Inc.*§	500	1,340
Akorn, Inc.*§	500	2,565
Alnylam Pharmaceuticals, Inc.*§	500	14,475
American Oriental Bioengineering, Inc.*§	600	3,894
ARIAD Pharmaceuticals, Inc.*§	700	1,729
Caraco Pharmaceutical Laboratories, Ltd.*§	100	1,251
Cypress Bioscience, Inc.*§	400	2,940
Durect Corp.*	400	2,240
InterMune, Inc.*§	100	1,711
King Pharmaceuticals, Inc.*	2,159	20,683
Ligand Pharmaceuticals, Inc. Class B*§	1,100	3,245
MannKind Corp.*§	600	2,316
Medicis Pharmaceutical Corp. Class A§	2,400	35,784
MWI Veterinary Supply, Inc.*§	100	3,929
Mylan, Inc.*§	900	10,278
Nektar Therapeutics*§	1,000	3,590
Obagi Medical Products, Inc.*	100	998
Orexigen Therapeutics, Inc.*§	200	2,158
Pain Therapeutics, Inc.*§	200	1,954
Par Pharmaceutical Cos., Inc.*§	1,500	18,435
PharMerica Corp.*	300	6,747
POZEN, Inc.*§	100	1,051
Salix Pharmaceuticals, Ltd.*§	500	3,205
Sciele Pharma, Inc.§	1,500	46,185
Sepracor, Inc.*§	2,200	40,282
Theravance, Inc.*§	300	3,738
Valeant Pharmaceuticals International*§	8,300	169,901
Warner Chilcott, Ltd. Class A*§	1,200	18,144
Watson Pharmaceuticals, Inc.*§	1,000	28,500
		453,268

	Number of Shares	Value

COMMON STOCKS
United States
Real Estate (2.3%)
Acadia Realty Trust	300	$7,584
Alesco Financial, Inc.§	800	720
Alexandria Real Estate Equities, Inc.§	300	33,750
American Campus Communities, Inc.§	300	10,164
Anthracite Capital, Inc.§	3,600	19,296
Anworth Mortgage Asset Corp.	800	4,736
Arbor Realty Trust, Inc.§	100	1,000
Ashford Hospitality Trust§	1,500	6,075
BioMed Realty Trust, Inc.	700	18,515
Brandywine Realty Trust	1,000	16,030
BRE Properties, Inc.§	500	24,500
Capital Trust, Inc. Class A§	200	3,100
CapLease, Inc.§	500	3,965
Capstead Mortgage Corp.	600	6,570
CBL & Associates Properties, Inc.§	800	16,064
Cedar Shopping Centers, Inc.§	400	5,288
Chimera Investment Corp.§	300	1,863
Colonial Properties Trust§	600	11,214
Corporate Office Properties Trust§	500	20,175
Cousins Properties, Inc.§	400	10,092
Crystal River Capital, Inc.§	300	606
DCT Industrial Trust, Inc.§	2,300	17,227
DiamondRock Hospitality Co.§	1,300	11,830
Digital Realty Trust, Inc.§	600	28,350
Douglas Emmett, Inc.§	1,200	27,684
DuPont Fabros Technology, Inc.§	500	7,625
EastGroup Properties, Inc.	300	14,562
Education Realty Trust, Inc.	400	4,432
Entertainment Properties Trust	300	16,416
Equity Lifestyle Properties, Inc.§	200	10,606
Equity One, Inc.§	600	12,294
Essex Property Trust, Inc.§	300	35,499
Extra Space Storage, Inc.	800	12,288
FelCor Lodging Trust, Inc.§	1,000	7,160
First Industrial Realty Trust, Inc.§	900	25,812
First Potomac Realty Trust	300	5,157
Forestar Real Estate Group, Inc.*§	600	8,850
Franklin Street Properties Corp.§	800	10,400
Getty Realty Corp.§	100	2,217
Glimcher Realty Trust§	400	4,176
Gramercy Capital Corp.§	900	2,331
Grubb & Ellis Co.§	500	1,350
Health Care REIT, Inc.§	1,000	53,230
Healthcare Realty Trust, Inc.§	500	14,575
Hersha Hospitality Trust	500	3,720
Highwoods Properties, Inc.§	600	21,336
Hilltop Holdings, Inc.*	400	4,128
Home Properties, Inc.§	300	17,385
Hospitality Properties Trust§	1,300	26,676
HRPT Properties Trust§	2,300	15,847
Inland Real Estate Corp.§	700	10,983
Investors Real Estate Trust§	600	6,714
iStar Financial, Inc.§	2,000	5,200
Jer Investors Trust, Inc.§	200	964
Jones Lang LaSalle, Inc.§	500	21,740
Kilroy Realty Corp.§	400	19,116
Kite Realty Group Trust§	300	3,300
LaSalle Hotel Properties§	500	11,660
Lexington Realty Trust§	800	13,776
LTC Properties, Inc.	200	5,864
Mack-Cali Realty Corp.	700	23,709
Maguire Properties, Inc.§	500	2,980
Medical Properties Trust, Inc.§	800	9,080
MFA Mortgage Investments, Inc.§	1,800	11,700

	Number of Shares	Value

COMMON STOCKS
United States
Real Estate
Mid-America Apartment Communities, Inc.§	300	$14,742
National Health Investors, Inc.§	300	10,254
National Retail Properties, Inc.§	700	16,765
Nationwide Health Properties, Inc.§	1,000	35,980
Newcastle Investment Corp.§	400	2,540
NorthStar Realty Finance Corp.§	600	4,650
OMEGA Healthcare Investors, Inc.§	700	13,762
Parkway Properties, Inc.§	200	7,572
Pennsylvania Real Estate Investment Trust§	500	9,425
Post Properties, Inc.§	500	13,985
PS Business Parks, Inc.§	200	11,520
RAIT Financial Trust§	500	2,745
Ramco-Gershenson Properties Trust§	200	4,484
Realty Income Corp.§	1,400	35,840
Resource Capital Corp.§	300	1,818
Saul Centers, Inc.§	200	10,108
Senior Housing Properties Trust§	1,100	26,213
Sovran Self Storage, Inc.	300	13,407
Strategic Hotels & Resorts, Inc.§	800	6,040
Sun Communities, Inc.§	200	3,962
Sunstone Hotel Investors, Inc.§	700	9,450
Tanger Factory Outlet Centers, Inc.	300	13,137
Taubman Centers, Inc.§	600	30,000
The St. Joe Co.*§	500	19,545
U-Store-It Trust	600	7,362
Universal Health Realty Income Trust	100	3,890
Urstadt Biddle Properties Class A§	100	1,875
Washington Real Estate Investment Trust§	600	21,978
Weingarten Realty Investors§	900	32,103
Winthrop Realty Trust	600	2,340
		1,178,748
Road & Rail (0.9%)
Arkansas Best Corp.§	1,400	47,166
Celadon Group, Inc.*	100	1,147
Dollar Thrifty Automotive Group, Inc.*§	300	579
GATX Corp.§	2,600	102,882
Heartland Express, Inc.§	1,000	15,520
J.B. Hunt Transport Services, Inc.§	700	23,359
Kansas City Southern*§	600	26,616
Knight Transportation, Inc.§	500	8,485
Werner Enterprises, Inc.§	10,600	230,126
YRC Worldwide, Inc.*§	500	5,980
		461,860
Semiconductor Equipment & Products (2.7%)
Actel Corp.*	300	3,744
Adaptec, Inc.*§	1,200	3,936
Advanced Energy Industries, Inc.*	2,700	36,936
Amkor Technology, Inc.*§	4,400	28,028
ANADIGICS, Inc.*§	500	1,405
Analog Devices, Inc.§	400	10,540
Applied Materials, Inc.	500	7,565
Applied Micro Circuits Corp.*§	500	2,990
Asyst Technologies, Inc.*	600	1,440
Atmel Corp.*§	4,700	15,933
Axcelis Technologies, Inc.*§	1,400	2,380
Brooks Automation, Inc.*§	100	836
Cabot Microelectronics Corp.*§	1,000	32,080
Cirrus Logic, Inc.*§	700	3,815
Conexant Systems, Inc.*	100	392
Cree, Inc.*§	1,200	27,336
Cymer, Inc.*§	1,400	35,462
Cypress Semiconductor Corp.*§	578	3,017
EMCORE Corp.*§	300	1,482

	Number of Shares	Value

COMMON STOCKS
United States
Semiconductor Equipment & Products
Entegris, Inc.*§	2,000	$9,680
Integrated Device Technology, Inc.*	2,206	17,163
International Rectifier Corp.*	800	15,216
Kulicke & Soffa Industries, Inc.*	700	3,157
Lattice Semiconductor Corp.*§	1,600	3,296
LTX-Credence Corp.*§	1 ,135	1,975
Mattson Technology, Inc.*§	500	2,365
Micrel, Inc.§	300	2,721
Microsemi Corp.*§	1,100	28,028
MKS Instruments, Inc.*§	2,300	45,793
Monolithic Power Systems, Inc.*§	300	5,211
Netlogic Microsystems, Inc.*§	200	6,048
OmniVision Technologies, Inc.*	700	7,987
ON Semiconductor Corp.*§	100	676
Photronics, Inc.*§	600	1,128
PMC-Sierra, Inc.*§	100	742
QLogic Corp.*§	3,200	49,152
RF Micro Devices, Inc.*§	3,300	9,636
Semitool, Inc.*	100	818
Silicon Image, Inc.*§	800	4,272
Silicon Storage Technology, Inc.*	1,100	3,586
SiRF Technology Holdings, Inc.*§	1,300	1,937
Spansion, Inc. Class A*§	1,200	1,860
Standard Microsystems Corp.*	200	4,996
SunPower Corp. Class B*	158	10,910
Supertex, Inc.*§	100	2,816
Teradyne, Inc.*	3,600	28,116
Tessera Technologies, Inc.*	53,002	866,053
Trident Microsystems, Inc.*	800	1,920
TriQuint Semiconductor, Inc.*§	1,600	7,664
Ultra Clean Holdings, Inc.*	100	504
Varian Semiconductor Equipment Associates, Inc.*	670	16,830
Zoran Corp.*§	6,500	53,040
		1,434,613
Software (1.2%)
Advent Software, Inc.*§	300	10,569
ANSYS, Inc.*§	1,086	41,127
BMC Software, Inc.*	100	2,863
Chordiant Software, Inc.*	200	1,026
Commvault Systems, Inc.*§	500	6,025
Compuware Corp.*§	4,400	42,636
Deltek, Inc.*§	100	608
Epicor Software Corp.*	300	2,367
EPIQ Systems, Inc.*§	300	4,080
FARO Technologies, Inc.*	200	4,074
JDA Software Group, Inc.*	1,800	27,378
Macrovision Solutions Corp.*§	500	7,690
Magma Design Automation, Inc.*§	600	2,412
Manhattan Associates, Inc.*§	300	6,702
MedAssets, Inc.*§	400	6,880
Mentor Graphics Corp.*§	100	1,135
Metavante Technologies, Inc.*	1,400	26,964
MICROS Systems, Inc.*	1,200	31,992
MicroStrategy, Inc. Class A*§	800	47,624
MSC.Software Corp.*§	200	2,140
Novell, Inc.*	6,300	32,382
Parametric Technology Corp.*§	3,700	68,080
Phoenix Technologies, Ltd.*§	200	1,598
Progress Software Corp.*	1,600	41,584
Secure Computing Corp.*§	700	3,836
Smith Micro Software, Inc.*§	200	1,420
Solera Holdings, Inc.*	100	2,872
SPSS, Inc.*	300	8,808
SuccessFactors, Inc.*§	300	3,270

	Number of Shares	Value

COMMON STOCKS
United States
Software
Sybase, Inc.*§	4,100	$125,542
Take-Two Interactive Software, Inc.	500	8,200
Taleo Corp. Class A*§	300	5,967
The Ultimate Software Group, Inc.*§	400	10,800
TIBCO Software, Inc.*§	100	732
TradeStation Group, Inc.*	200	1,870
VASCO Data Security International, Inc.*§	100	1,036
VeriFone Holdings, Inc.*§	600	9,924
Wind River Systems, Inc.*§	600	6,000
		610,213
Specialty Retail (2.7%)
Aaron Rents, Inc.	1,700	46,019
Aeropostale, Inc.*§	11,100	356,421
Asbury Automotive Group, Inc.	200	2,304
Bare Escentuals, Inc.*§	400	4,348
Barnes & Noble, Inc.§	2,000	52,160
Big 5 Sporting Goods Corp.§	100	1,032
Blockbuster, Inc. Class A*§	1,600	3,280
Borders Group, Inc.§	400	2,624
Cabela’s, Inc.*§	200	2,416
Casual Male Retail Group, Inc.*§	400	1,572
Cato Corp. Class A	1,800	31,590
Charming Shoppes, Inc.*§	1,200	5,868
Chico’s FAS, Inc.*§	1,600	8,752
Christopher & Banks Corp.§	300	2,301
Circuit City Stores, Inc.§	1,900	1,444
Foot Locker, Inc.§	7,600	122,816
Gaiam, Inc. Class A*	200	2,120
hhgregg, Inc.*§	200	1,950
Hibbett Sports, Inc.*§	100	2,002
Hot Topic, Inc.*	200	1,322
Interline Brands, Inc.*§	300	4,863
Jo-Ann Stores, Inc.*§	300	6,294
Jos. A. Bank Clothiers, Inc.*§	200	6,720
Lithia Motors, Inc. Class A§	200	862
Men’s Wearhouse, Inc.§	2,300	48,852
O’Reilly Automotive, Inc.*§	85	2,275
Pier 1 Imports, Inc.*§	800	3,304
RadioShack Corp.§	19,900	343,872
Rent-A-Center, Inc.*§	2,600	57,928
Ross Stores, Inc.§	600	22,086
Rush Enterprises, Inc. Class A*§	100	1,280
Rush Enterprises, Inc. Class B*	100	1,256
Select Comfort Corp.*§	300	495
Stage Stores, Inc.	200	2,732
The Buckle, Inc.§	2,600	144,404
The Gap, Inc.	200	3,556
The Gymboree Corp.*§	800	28,400
The Pep Boys-Manny, Moe & Jack§	300	1,854
The Wet Seal, Inc. Class A*§	1,000	3,630
United Rentals, Inc.*§	900	13,716
Urban Outfitters, Inc.*§	1,400	44,618
Zale Corp.*§	600	15,000
		1,410,338
Telecom - Integrated/Services (0.0%)
Global Crossing, Ltd.*§	300	4,548
		4,548
Textiles & Apparel (0.7%)
American Apparel, Inc.*§	200	1,640
Crocs, Inc.*§	700	2,506
Deckers Outdoor Corp.*§	200	20,816
Fossil, Inc.*§	1,500	42,345
Jones Apparel Group, Inc.§	7,848	145,266
Maidenform Brands, Inc.*§	200	2,902
Quiksilver, Inc.*	1,400	8,036
Sealy Corp.§	300	1,938

	Number of Shares	Value

COMMON STOCKS
United States
Textiles & Apparel
Steven Madden, Ltd.*	100	$2,478
True Religion Apparel, Inc.*§	200	5,170
Under Armour, Inc. Class A*§	100	3,176
UniFirst Corp.	100	4,309
Warnaco Group, Inc.*§	1,200	54,348
Wolverine World Wide, Inc.§	1,800	47,628
		342,558
Tobacco (0.1%)
Alliance One International, Inc.*§	1,200	4,560
Vector Group, Ltd.§	1,260	22,252
		26,812
Water Utilities (0.1%)
American States Water Co.§	200	7,700
California Water Service Group§	800	30,800
SJW Corp.§	100	2,997
		41,497
Wireless Telecommunication Services (0.2%)
Aruba Networks, Inc.*§	800	4,104
Centennial Communications Corp.*§	3,700	23,088
GoAmerica, Inc.*§	100	530
ICO Global Communications (Holdings), Ltd.*§	1,500	1,635
iPCS, Inc.*	200	4,454
Leap Wireless International, Inc.*	500	19,050
Orbcomm, Inc.*§	100	493
TerreStar Corp.*§	700	700
USA Mobility, Inc.*	2,600	28,600
		82,654
TOTAL UNITED STATES		30,366,575
TOTAL COMMON STOCKS (Cost $61,253,186)		49,646,221

RIGHTS (0.0%)
United States (0.0%)
Pharmaceuticals (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10* (Cost $200)	200	130

SHORT-TERM INVESTMENTS (35.9%)
State Street Navigator Prime Portfolio§§	16,665,957	16,665,957

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 10/01/08	$2,032	2,032,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,697,957)		18,697,957

TOTAL INVESTMENTS AT VALUE (131.1%) (Cost $79,951,343)		68,344,308

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.1%)		(16,217,153)

NET ASSETS (100.0%)		$52,127,155

INVESTMENT ABBREVIATIONS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$49,186,414	$—
Level 2 - Other Significant Observable Inputs	19,157,894	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$68,344,308	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $79,951,343, $2,377,586, $(13,984,621) and $(11,607,035), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.1%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.*§	1,200	$112,728
BE Aerospace, Inc.*§	100	1,583
Curtiss-Wright Corp.§	400	18,180
Goodrich Corp.§	400	16,640
		149,131
Airlines (0.4%)
AirTran Holdings, Inc.*§	2,100	5,103
Alaska Air Group, Inc.*§	100	2,039
Continental Airlines, Inc. Class B*§	600	10,008
Delta Air Lines, Inc.*§	1,300	9,685
JetBlue Airways Corp.*§	3,600	17,820
SkyWest, Inc.§	900	14,382
Southwest Airlines Co.	900	13,059
		72,096
Auto Components (0.4%)
ArvinMeritor, Inc.§	449	5,855
Autoliv, Inc.	400	13,500
Federal Signal Corp.§	900	12,330
Lear Corp.*§	2,000	21,000
Modine Manufacturing Co.	600	8,688
Wabtec Corp.	100	5,123
		66,496
Automobiles (0.1%)
Avis Budget Group, Inc.*§	1,200	6,888
Thor Industries, Inc.§	500	12,410
		19,298
Banks (3.9%)
Associated Banc-Corp.§	539	10,753
Astoria Financial Corp.	2,853	59,143
Bank of Hawaii Corp.§	1,200	64,140
Cathay General Bancorp§	1,200	28,560
Cullen/Frost Bankers, Inc.	1,093	65,580
First Niagara Financial Group, Inc.§	273	4,300
FirstMerit Corp.§	405	8,505
Hudson City Bancorp, Inc.§	3,200	59,040
New York Community Bancorp, Inc.§	3,500	58,765
Northern Trust Corp.§	700	50,540
PacWest Bancorp§	385	11,007
SVB Financial Group*§	643	37,243
Synovus Financial Corp.§	6,558	67,875
TCF Financial Corp.§	2,155	38,790
The Colonial BancGroup, Inc.§	4,200	33,012
UnionBanCal Corp.	200	14,658
Washington Federal, Inc.§	431	7,952
Webster Financial Corp.§	1,900	47,975
Westamerica BanCorporation§	400	23,012
Wilmington Trust Corp.§	623	17,961
		708,811
Beverages (1.9%)
Anheuser-Busch Companies, Inc.	500	32,440
Coca-Cola Enterprises, Inc.§	300	5,031
Hansen Natural Corp.*§	1,027	31,067
PepsiAmericas, Inc.	13,820	286,350
		354,888
Biotechnology (4.5%)
Alkermes, Inc.*§	300	3,990
Cepheid, Inc.*§	400	5,532

	Number of Shares	Value

COMMON STOCKS
Biotechnology
Charles River Laboratories International, Inc.*	53	$2,943
Invitrogen Corp.*§	21,200	801,360
Myriad Genetics, Inc.*§	100	6,488
PDL BioPharma, Inc.§	200	1,862
Vertex Pharmaceuticals, Inc.*	100	3,324
		825,499
Building Products (0.4%)
Crane Co.	2,300	68,333

Chemicals (4.3%)
Airgas, Inc.	900	44,685
Chemtura Corp.§	4,800	21,888
Cytec Industries, Inc.	446	17,354
Ferro Corp.§	5,500	110,550
FMC Corp.	3,300	169,587
Olin Corp.§	19,100	370,540
OM Group, Inc.*§	800	18,000
Praxair, Inc.	300	21,522
		774,126
Commercial Services & Supplies (3.3%)
Alliance Data Systems Corp.*§	300	19,014
Arbitron, Inc.§	400	17,876
Cogent, Inc.*	1,100	11,242
Con-way, Inc.§	800	35,288
CSG Systems International, Inc.*	1,000	17,530
Darling International, Inc.*	200	2,222
H&R Block, Inc.§	900	20,475
Herman Miller, Inc.§	1,700	41,599
ITT Educational Services, Inc.*§	600	48,546
Korn/Ferry International*§	2,000	35,640
Manpower, Inc.§	1,400	60,424
Republic Services, Inc.§	3,300	98,934
Sotheby’s§	1,500	30,090
Stericycle, Inc.*	537	31,635
The Brink’s Co.	900	54,918
The Corporate Executive Board Co.	791	24,719
Total System Services, Inc.	500	8,200
Valassis Communications, Inc.*§	949	8,218
Waste Management, Inc.	800	25,192
Weight Watchers International, Inc.§	300	10,980
Wright Express Corp.*§	100	2,985
		605,727
Communications Equipment (0.9%)
3Com Corp.*§	8,100	18,873
ADC Telecommunications, Inc.*	1,900	16,055
CommScope, Inc.*§	733	25,391
Corning, Inc.§	700	10,948
Foundry Networks, Inc.*	1,700	30,957
Juniper Networks, Inc.*§	800	16,856
Plantronics, Inc.§	2,100	47,292
		166,372
Computers & Peripherals (0.9%)
Dell, Inc.*	800	13,184
NCR Corp.*	2,071	45,665
NVIDIA Corp.*§	1,149	12,306
Palm, Inc.§	2,000	11,940
Western Digital Corp.*§	3,500	74,620
		157,715
Construction & Engineering (0.1%)
Dycom Industries, Inc.*	400	5,208

	Number of Shares	Value

COMMON STOCKS
Construction & Engineering
Quanta Services, Inc.*§	599	$16,179
		21,387
Construction Materials (0.4%)
Martin Marietta Materials, Inc.§	600	67,188

Containers & Packaging (0.5%)
Ball Corp.	600	23,694
Greif, Inc. Class A	100	6,562
Packaging Corp. of America§	3,000	69,540
		99,796
Distributor (0.3%)
CarMax, Inc.*§	4,300	60,200

Diversified Financials (3.7%)
AmeriCredit Corp.*§	2,100	21,273
Apollo Investment Corp.§	2,700	46,035
BlackRock, Inc.§	200	38,900
Broadridge Financial Solutions, Inc.	2,000	30,780
Federated Investors, Inc. Class B	1,100	31,735
Franklin Resources, Inc.	500	44,065
Investment Technology Group, Inc.*	600	18,258
Janus Capital Group, Inc.	900	21,852
Jefferies Group, Inc.§	2,200	49,280
Raymond James Financial, Inc.§	2,370	78,163
State Street Corp.	800	45,504
The Charles Schwab Corp.§	1,300	33,800
Waddell & Reed Financial, Inc. Class A	8,162	202,009
Western Union Co.	200	4,934
		666,588
Diversified Telecommunication Services (0.4%)
CenturyTel, Inc.§	500	18,325
Cincinnati Bell, Inc.*§	4,800	14,832
Embarq Corp.	500	20,275
Verizon Communications, Inc.	400	12,836
		66,268
Electric Utilities (2.0%)
Alliant Energy Corp.	2,700	86,967
American Electric Power Company, Inc.§	400	14,812
Black Hills Corp.§	1,400	43,498
CenterPoint Energy, Inc.	1,100	16,027
Cleco Corp.§	300	7,575
DPL, Inc.§	1,400	34,720
FPL Group, Inc.§	300	15,090
Great Plains Energy, Inc.	624	13,865
NSTAR§	621	20,803
Puget Energy, Inc.	2,421	64,641
Reliant Energy, Inc.*§	500	3,675
TECO Energy, Inc.	1,200	18,876
The AES Corp.*	600	7,014
Unisource Energy Corp.	300	8,757
		356,320
Electronic Equipment & Instruments (2.9%)
Agilent Technologies, Inc.*§	400	11,864
AMETEK, Inc.	878	35,796
Amphenol Corp. Class A	2,100	84,294
Avnet, Inc.*	3,800	93,594
Benchmark Electronics, Inc.*§	1,200	16,896
FLIR Systems, Inc.*§	800	30,736
General Cable Corp.*§	100	3,563
Ingram Micro, Inc. Class A*§	1,900	30,533
Intersil Corp. Class A	100	1,658

	Number of Shares	Value

COMMON STOCKS
Electronic Equipment & Instruments
Jabil Circuit, Inc.§	900	$8,586
KEMET Corp.*§	1,700	2,312
Molex, Inc.§	900	20,205
Rockwell Automation, Inc.	400	14,936
Roper Industries, Inc.§	400	22,784
Thermo Fisher Scientific, Inc.*	400	22,000
Thomas & Betts Corp.*	1,017	39,734
Varian, Inc.*	2,200	94,380
		533,871
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	300	18,162
Diamond Offshore Drilling, Inc.§	100	10,306
FMC Technologies, Inc.*§	3,900	181,545
Helmerich & Payne, Inc.	4,000	172,760
ION Geophysical Corp.*§	1,300	18,447
Patterson-UTI Energy, Inc.§	4,300	86,086
Pride International, Inc.*	1,800	53,298
Smith International, Inc.	62	3,636
Tidewater, Inc.§	1,400	77,504
Unit Corp.*	500	24,910
		646,654
Food & Drug Retailing (1.1%)
Longs Drug Stores Corp.	400	30,256
Terra Industries, Inc.	5,600	164,640
The Kroger Co.	100	2,748
		197,644
Food Products (3.1%)
Corn Products International, Inc.	4,600	148,488
Del Monte Foods Co.	800	6,240
Hormel Foods Corp.	1,400	50,792
Ralcorp Holdings, Inc.*§	1,400	94,374
Sara Lee Corp.	1,200	15,156
Sensient Technologies Corp.	3,600	101,268
The J.M. Smucker Co.	2,800	141,932
Tootsie Roll Industries, Inc.§	300	8,673
		566,923
Forestry & Paper (0.1%)
Glatfelter	1,600	21,664

Gas Utilities (0.4%)
Energen Corp.	1,000	45,280
Southwestern Energy Co.*	593	18,110
WGL Holdings, Inc.§	200	6,490
		69,880
Healthcare Equipment & Supplies (3.0%)
Boston Scientific Corp.*	500	6,135
DENTSPLY International, Inc.§	3,400	127,636
Hill-Rom Holdings, Inc.§	1,200	36,372
Hologic, Inc.*§	2,169	41,927
IMS Health, Inc.	800	15,128
Kinetic Concepts, Inc.*§	800	22,872
STERIS Corp.	8,034	301,918
		551,988
Healthcare Providers & Services (4.1%)
Apria Healthcare Group, Inc.*	1,000	18,240
CIGNA Corp.§	800	27,184
Community Health Systems, Inc.*§	1,700	49,827
Health Management Associates, Inc. Class A*§	4,800	19,968
Health Net, Inc.*	588	13,877
Henry Schein, Inc.*	79	4,253

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
Kindred Healthcare, Inc.*	9,500	$261,915
LifePoint Hospitals, Inc.*§	1,100	35,354
Lincare Holdings, Inc.*§	1,000	30,090
Pharmaceutical Product Development, Inc.	1,700	70,295
WellCare Health Plans, Inc.*	6,200	223,200
		754,203
Hotels, Restaurants & Leisure (0.3%)
Boyd Gaming Corp.§	900	8,424
CEC Entertainment, Inc.*§	200	6,640
Chipotle Mexican Grill, Inc. Class A*§	600	33,294
LIFE TIME FITNESS, Inc.*§	500	15,635
		63,993
Household Durables (1.9%)
American Greetings Corp. Class A§	900	13,761
Blyth, Inc.§	1,400	15,876
D.R. Horton, Inc.§	1,400	18,228
Furniture Brands International, Inc.§	960	10,099
HNI Corp.§	600	15,204
Hovnanian Enterprises, Inc. Class A*§	600	4,794
Lennar Corp. Class A§	1,200	18,228
Mohawk Industries, Inc.*§	800	53,912
NVR, Inc.*	100	57,200
The Ryland Group, Inc.§	739	19,598
Toll Brothers, Inc.*§	800	20,184
Tupperware Brands Corp.§	3,300	91,179
		338,263
Household Products (0.4%)
The Procter & Gamble Co.	1,000	69,690

Industrial Conglomerates (0.8%)
Carlisle Companies, Inc.§	1,100	32,967
KBR, Inc.§	4,000	61,080
Teleflex, Inc.	900	57,141
		151,188
Insurance (5.5%)
ACE, Ltd.	700	37,891
Aflac, Inc.§	700	41,125
American Financial Group, Inc.	1,800	53,100
Aon Corp.	100	4,496
Arthur J. Gallagher & Co.§	914	23,453
Assurant, Inc.	600	33,000
CNA Financial Corp.§	800	20,992
Everest Re Group, Ltd.	1,400	121,142
Fidelity National Financial, Inc. Class A§	440	6,468
Hanover Insurance Group, Inc.	4,161	189,409
HCC Insurance Holdings, Inc.	4,200	113,400
Horace Mann Educators Corp.	1,400	18,018
MetLife, Inc.§	300	16,800
Radian Group, Inc.§	404	2,036
StanCorp Financial Group, Inc.	2,893	150,436
The Chubb Corp.	800	43,920
The PMI Group, Inc.§	1,719	5,071
The Progressive Corp.	200	3,480
The Travelers Companies, Inc.	600	27,120
Transatlantic Holdings, Inc.	100	5,435
Unitrin, Inc.	737	18,381
Unum Group§	800	20,080
W.R. Berkley Corp.	2,000	47,100
		1,002,353
Internet & Catalog Retail (0.2%)
Coldwater Creek, Inc.*§	300	1,737

	Number of Shares	Value

COMMON STOCKS
Internet & Catalog Retail
GSI Commerce, Inc.*§	2,400	$37,152
		38,889
Internet Software & Services (0.3%)
McAfee, Inc.*	1,422	48,291

IT Consulting & Services (0.4%)
Acxiom Corp.§	1,400	17,556
IHS, Inc. Class A*	200	9,528
Lender Processing Services, Inc.	1,700	51,884
		78,968
Leisure Equipment & Products (0.3%)
Brunswick Corp.§	1,100	14,069
Callaway Golf Co.§	1,700	23,919
Hasbro, Inc.	500	17,360
		55,348
Machinery (3.0%)
AGCO Corp.*§	3,500	149,135
Donaldson Co., Inc.§	100	4,191
Flowserve Corp.	1,200	106,524
Harsco Corp.	1,000	37,190
John Bean Technologies Corp.*	642	8,128
Joy Global, Inc.	2,700	121,878
Kennametal, Inc.	800	21,696
Pentair, Inc.	800	27,656
Reliance Steel & Aluminum Co.§	500	18,985
The Manitowoc Co., Inc.	100	1,555
The Timken Co.	1,300	36,855
Trinity Industries, Inc.§	400	10,292
		544,085
Marine (0.2%)
Kirby Corp.*§	200	7,588
Overseas Shipholding Group, Inc.§	500	29,155
		36,743
Media (2.1%)
CBS Corp. Class B§	800	11,664
Gannett Co., Inc.§	800	13,528
Harte-Hanks, Inc.§	1,000	10,370
Interactive Data Corp.	1,600	40,352
John Wiley & Sons, Inc. Class A	100	4,045
Lamar Advertising Co. Class A*§	1,300	40,157
Lee Enterprises, Inc.§	600	2,100
Media General, Inc.§	200	2,486
Netflix, Inc.*§	7,500	231,600
Regal Entertainment Group Class A§	1,100	17,358
The E.W. Scripps Co. Class A§	333	2,354
		376,014
Metals & Mining (2.9%)
AK Steel Holding Corp.§	700	18,144
Alcoa, Inc.	400	9,032
Alpha Natural Resources, Inc.*	1,600	82,288
Arch Coal, Inc.	3,300	108,537
Carpenter Technology Corp.	21	539
Cleveland-Cliffs, Inc.§	894	47,328
Nucor Corp.§	100	3,950
Patriot Coal Corp.*§	1,200	34,860
Schnitzer Steel Industries, Inc. Class A§	100	3,924
Steel Dynamics, Inc.§	3,700	63,233
Worthington Industries, Inc.§	9,839	146,995
		518,830

	Number of Shares	Value

COMMON STOCKS
Multi-Utilities (0.3%)
Avista Corp.	100	$2,171
Questar Corp.	600	24,552
Vectren Corp.§	536	14,928
Westar Energy, Inc.	462	10,644
		52,295
Multiline Retail (3.5%)
99 Cents Only Stores*§	3,800	41,686
BJ’s Wholesale Club, Inc.*§	11,000	427,460
Dollar Tree, Inc.*	3,800	138,168
Saks, Inc.*§	2,800	25,900
		633,214
Oil & Gas (2.3%)
Anadarko Petroleum Corp.§	100	4,851
Cimarex Energy Co.§	1,300	63,583
Denbury Resources, Inc.*§	5,100	97,104
El Paso Corp.§	800	10,208
Enbridge Energy Partners, LP§	100	3,978
Encore Acquisition Co.*§	1,000	41,780
Enterprise Products Partners LP	100	2,577
Equitable Resources, Inc.	800	29,344
Frontier Oil Corp.§	1,700	31,314
Holly Corp.§	400	11,568
Mariner Energy, Inc.*	100	2,050
Newfield Exploration Co.*	800	25,592
Noble Energy§	400	22,236
Plains Exploration & Production Co.*	827	29,077
Quicksilver Resources, Inc.*§	739	14,507
Range Resources Corp.	200	8,574
The Williams Companies, Inc.	200	4,730
W&T Offshore, Inc.§	300	8,187
		411,260
Paper & Forest Products (0.6%)
Potlatch Corp.§	800	37,112
Rayonier, Inc.	1,700	80,495
		117,607
Personal Products (0.6%)
Alberto-Culver Co.	2,900	78,996
NBTY, Inc.*	1,200	35,424
		114,420
Pharmaceuticals (3.0%)
Forest Laboratories, Inc.*	600	16,968
Medicis Pharmaceutical Corp. Class A§	3,100	46,221
Merck & Co., Inc.	300	9,468
Par Pharmaceutical Cos., Inc.*§	1,200	14,748
Perrigo Co.§	100	3,846
Valeant Pharmaceuticals International*§	22,000	450,340
		541,591
Real Estate (7.1%)
Alexandria Real Estate Equities, Inc.	600	67,500
AMB Property Corp.	1,900	86,070
Apartment Investment & Management Co. Class A§	46	1,611
BRE Properties, Inc.§	1,000	49,000
Camden Property Trust§	1,000	45,860
Cousins Properties, Inc.§	700	17,661
Duke Realty Corp.	3,200	78,656
Equity One, Inc.§	700	14,343
Essex Property Trust, Inc.§	500	59,165
Federal Realty Investment Trust§	1,100	94,160
Health Care REIT, Inc.§	1,800	95,814

	Number of Shares	Value

COMMON STOCKS
Real Estate
Highwoods Properties, Inc.§	1,200	$42,672
Hospitality Properties Trust§	2,000	41,040
Jones Lang LaSalle, Inc.§	1,000	43,480
Liberty Property Trust	2,000	75,300
Mack-Cali Realty Corp.	1,400	47,418
Nationwide Health Properties, Inc.	1,800	64,764
Realty Income Corp.§	1,900	48,640
Regency Centers Corp.§	1,300	86,697
The Macerich Co.§	1,600	101,840
UDR, Inc.§	2,600	67,990
Weingarten Realty Investors§	1,600	57,072
		1,286,753
Road & Rail (4.0%)
GATX Corp.§	4,700	185,979
J.B. Hunt Transport Services, Inc.§	1,711	57,096
Kansas City Southern*§	1,500	66,540
Werner Enterprises, Inc.§	18,700	405,977
YRC Worldwide, Inc.*§	900	10,764
		726,356
Semiconductor Equipment & Products (2.1%)
Applied Materials, Inc.	800	12,104
Atmel Corp.*§	8,800	29,832
Brooks Automation, Inc.*§	1,400	11,704
Cree, Inc.*§	1,900	43,282
Cypress Semiconductor Corp.*§	800	4,176
Integrated Device Technology, Inc.*	3,400	26,452
International Rectifier Corp.*§	1,500	28,530
Lam Research Corp.*§	2,600	81,874
MEMC Electronic Materials, Inc.*	500	14,130
Microchip Technology, Inc.§	500	14,715
MPS Group, Inc.*	2,200	22,176
ON Semiconductor Corp.*§	2,500	16,900
RF Micro Devices, Inc.*§	5,500	16,060
Semtech Corp.*§	321	4,481
Silicon Laboratories, Inc.*	600	18,420
SunPower Corp. Class B*	219	15,122
TriQuint Semiconductor, Inc.*§	2,800	13,412
		373,370
Software (1.7%)
Activision Blizzard, Inc.*	676	10,431
Advent Software, Inc.*§	100	3,523
Autodesk, Inc.*§	700	23,485
Cadence Design Systems, Inc.*§	5,600	37,856
Cerner Corp.*§	100	4,464
Eclipsys Corp.*§	100	2,095
Electronic Arts, Inc.*	400	14,796
Macrovision Solutions Corp.*§	1,400	21,532
Metavante Technologies, Inc.*	1,700	32,742
Oracle Corp.*	400	8,124
Parametric Technology Corp.*	1,000	18,400
Sybase, Inc.*§	2,000	61,240
Synopsys, Inc.*	3,000	59,850
THQ, Inc.*§	100	1,204
Wind River Systems, Inc.*§	1,500	15,000
		314,742
Specialty Retail (7.6%)
Aaron Rents, Inc.§	300	8,121
Abercrombie & Fitch Co. Class A§	100	3,945
Advance Auto Parts, Inc.	500	19,830
Aeropostale, Inc.*§	16,400	526,604
American Eagle Outfitters, Inc.§	5,400	82,350

	Number of Shares	Value

COMMON STOCKS
Specialty Retail
AnnTaylor Stores Corp.*§	2,200	$45,408
Barnes & Noble, Inc.§	1,000	26,080
Borders Group, Inc.§	1,000	6,560
Charming Shoppes, Inc.*§	2,300	11,247
Chico’s FAS, Inc.*§	2,900	15,863
Foot Locker, Inc.§	14,600	235,936
Hanesbrands, Inc.*	600	13,050
Men’s Wearhouse, Inc.§	1,200	25,488
Rent-A-Center, Inc.*§	3,700	82,436
Ross Stores, Inc.§	3,400	125,154
The Buckle, Inc.§	100	5,554
Tiffany & Co.§	500	17,760
United Rentals, Inc.*§	1,700	25,908
Urban Outfitters, Inc.*§	2,700	86,049
Williams-Sonoma, Inc.§	1,518	24,561
		1,387,904
Textiles & Apparel (0.7%)
Coach, Inc.*§	800	20,032
Fossil, Inc.*§	700	19,761
Under Armour, Inc. Class A*§	500	15,880
Warnaco Group, Inc.*§	1,700	76,993
		132,666
Tobacco (0.1%)
Altria Group, Inc.	500	9,920

Trading Companies & Distributors (0.1%)
MSC Industrial Direct Co., Inc. Class A§	300	13,821

Water Utilities (0.2%)
Aqua America, Inc.§	1,600	28,448

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.§	2,000	71,500
TOTAL COMMON STOCKS (Cost $20,273,523)		18,187,588

SHORT-TERM INVESTMENT (31.9%)
State Street Navigator Prime Portfolio(Cost $5,786,363)§§	5,786,363	5,786,363

TOTAL INVESTMENTS AT VALUE (132.0%) (Cost $26,059,886)		23,973,951

LIABILITIES IN EXCESS OF OTHER ASSETS (-32.0%)		(5,812,927)

NET ASSETS (100.0%)		$18,161,024

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                       Level 1 – quoted prices in active markets for identical investments

•                       Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                       Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$23,973,951	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$23,973,951	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $26,059,886, $466,643, $(2,552,578) and $(2,085,935), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Commodity Return Strategy Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
COMMERCIAL PAPER (22.7%)
ASSET BACKED (2.9%)
$3,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#* (Cost $3,000,00)	(AA-, NR)	12/15/08	2.869	$2,979,390
CORPORATES (19.8%)
3,000	Caterpillar, Inc.	(A-1, P-1)	10/24/08	2.129	2,995,975
1,500	E.I Du Pont De Nemours & Co.	(A-1, P-1)	10/06/08	2.078	1,499,573
3,000	General Electric Co.	(A-1+, P-1)	12/31/08	3.447	2,974,218
2,700	IBM Corp.	(A-1, P-1)	12/23/08	2.390	2,685,123
2,200	Pfizer, Inc.	(A-1, P-1)	03/06/09	2.565	2,175,881
1,300	The Coca-Cola Co.	(A-1, P-1)	10/09/08	2.231	1,299,364
2,000	The Coca-Cola Co.	(A-1, P-1)	11/14/08	2.149	1,994,818
2,200	The Walt Disney Co.	(A-1, P-1)	10/21/08	2.048	2,197,531
2,500	Wal-Mart Stores, Inc.	(A-1+, P-1)	11/03/08	2.028	2,495,417
TOTAL CORPORATES (Cost $20,317,897)					20,317,900
TOTAL COMMERCIAL PAPER (Cost $23,317,897)					23,297,290

STRUCTURED NOTES (11.2%)
500	Deutsche Bank AG London, Series DJAI Senior Unsecured Notes#	(A-1+, P-1)	10/23/09	3.364	453,350
4,800	Deutsche Bank AG London, Series DJAI Senior Unsecured Notes#	(A-1+, P-1)	10/30/09	3.602	3,873,120
1,500	Natixis Financial Products, Inc.: Commodity Index Linked Notes, Rule 144A#‡	(A-1+, P-1)	12/08/08	2.645	1,102,020
7,500	Svensk Exportkredit AB Senior Unsecured Notes	(A-1+, P-1)	10/30/09	3.070	6,052,058
TOTAL STRUCTURED NOTES (Cost $14,300,000)					11,480,548

UNITED STATES AGENCY OBLIGATIONS (43.1%)
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	10/31/08	2.266	1,996,550
1,200	Fannie Mae Discount Notes	(AAA, Aaa)	11/26/08	2.484	1,195,315
5,550	Fannie Mae Discount Notes	(AAA, Aaa)	12/04/08	2.469	5,525,580
2,500	Fannie Mae Discount Notes	(AAA, Aaa)	01/12/09	2.672	2,479,597
5,000	Fannie Mae#	(AAA, Aaa)	02/12/10	2.749	4,990,950
3,700	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	11/14/08	2.297	3,689,816
4,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/17/08	2.484	4,277,236
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/22/08	2.644	994,362
2,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/10/09	2.615	2,296,725
5,000	Federal Home Loan Banks#	(AAA, Aaa)	02/10/10	2.733	4,990,265
900	Freddie Mac Discount Notes	(AAA, Aaa)	10/10/08	2.250	899,480
2,200	Freddie Mac Discount Notes	(AAA, Aaa)	11/17/08	2.328	2,193,753
7,000	Freddie Mac Discount Notes	(AAA, Aaa)	12/08/08	2.484	6,967,275
1,800	Freddie Mac Discount Notes	(AAA, Aaa)	06/22/09	2.656	1,760,598
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $44,278,207)					44,257,502

VARIABLE RATE CORPORATE OBLIGATIONS (3.9%)
Diversified Financials (3.9%)
4,000	Procter & Gamble Co., Series MTN Senior Unsecured Notes# (Cost $4,000,000)	(AA-, Aa3)	09/09/09	2.844	3,991,492

SHORT-TERM INVESTMENTS (0.3%)
308	State Street Bank and Trust Co. Euro Time Deposit (Cost $308,000)		10/01/08	0.850	308,000

Number of
Shares
WHOLLY-OWNED SUBSIDIARY (21.6%)
18,522,326	Credit Suisse Cayman Commodity Fund II, Ltd. (Cost $37,500,000)	22,243,462
TOTAL INVESTMENTS AT VALUE (102.8%) (Cost $123,704,104)		105,578,294

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.8%)		(2,833,478)

NET ASSETS (100.0%)		$102,744,816

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†                   Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                 Variable rate obligations — The interest rate is the rate as of September 30, 2008.

‡                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of 1,102,020 or 1.1% of net assets.

*                 Securities considered illiquid. The total value of such securities as of September 30, 2008 was $2,979,390 or 2.9% of net assets.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument to terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	105,578,294	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$105,578,294	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $123,704,104, $2,138, $(18,127,948), $(18,125,810) respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (100.0%)
Aerospace & Defense (1.4%)
Applied Signal Technology, Inc.	5,800	$100,804
Cubic Corp.	20,900	513,931
Curtiss-Wright Corp.	26,500	1,204,425
GenCorp, Inc.*§	25,100	169,174
Kaman Corp.	11,800	336,064
Moog, Inc. Class A*	1,500	64,320
Northrop Grumman Corp.	300	18,162
Orbital Sciences Corp.*	18,500	443,445
Triumph Group, Inc.§	400	18,284
World Fuel Services Corp.	800	18,424
		2,887,033
Air Freight & Couriers (0.4%)
Hub Group, Inc. Class A*	22,900	862,185

Airlines (0.3%)
SkyWest, Inc.	41,500	663,170

Auto Components (1.0%)
ATC Technology Corp.*	12,800	303,872
Lear Corp.*	1,900	19,950
LKQ Corp.*§	84,500	1,433,965
Midas, Inc.*§	6,500	89,440
Spartan Motors, Inc.	15,800	50,244
Standard Motor Products, Inc.	6,800	42,296
Superior Industries International, Inc.§	10,800	206,928
		2,146,695
Automobiles (0.1%)
Monaco Coach Corp.§	17,200	33,540
Winnebago Industries, Inc.§	12,300	158,916
		192,456
Banks (6.4%)
Anchor BanCorp Wisconsin, Inc.	4,700	34,545
Bank Mutual Corp.	9,400	106,690
Bank of Hawaii Corp.	500	26,725
BankAtlantic Bancorp, Inc. Class A	4,480	36,736
BankUnited Financial Corp. Class A§	4,100	3,116
Boston Private Financial Holdings, Inc.	16,800	146,832
Brookline Bancorp, Inc.	4,900	62,671
Cascade Bancorp§	13,100	116,459
Central Pacific Financial Corp.§	36,000	605,160
Columbia Banking System, Inc.	8,400	148,932
Community Bank System, Inc.§	17,000	427,550
Corus Bankshares, Inc.§	8,900	36,045
Dime Community Bancshares	11,700	178,074
Downey Financial Corp.§	13,200	36,960
East West Bancorp, Inc.§	31,700	434,290
First BanCorp.§	41,000	453,460
First Commonwealth Financial Corp.§	31,200	420,264
First Financial Bancorp.	15,100	220,460
First Financial Bankshares, Inc.§	8,600	446,168
First Midwest Bancorp, Inc.	4,300	104,232
FirstFed Financial Corp.*§	12,100	94,864
Flagstar Bancorp, Inc.§	13,363	39,822
Frontier Financial Corp.§	19,600	263,228
Glacier Bancorp, Inc.§	5,200	128,804
Hancock Holding Co.§	16,800	856,800
Hanmi Financial Corp.§	18,800	94,940
Hudson City Bancorp, Inc.	16,900	311,805
Independent Bank Corp./MICH§	9,500	58,805
Irwin Financial Corp.§	9,800	38,710
Nara Bancorp, Inc.§	10,200	114,240

	Number of
	Shares	Value

COMMON STOCKS
Banks
National Penn Bancshares, Inc.§	10,200	$148,920
Old National Bancorp§	7,500	150,150
Pacific Capital Bancorp§	3,100	63,085
PrivateBancorp, Inc.§	13,300	554,078
Prosperity Bancshares, Inc.§	30,700	1,043,493
Provident Bankshares Corp.§	15,300	148,563
Sterling Bancorp NY	8,700	125,802
Sterling Bancshares, Inc.	33,500	350,075
Sterling Financial Corp.§	26,000	377,000
Susquehanna Bancshares, Inc.§	10,300	201,056
SVB Financial Group*§	3,300	191,136
The South Financial Group, Inc.§	27,366	200,593
TrustCo Bank Corp. NY§	35,000	409,850
UCBH Holdings, Inc.§	31,600	202,556
UMB Financial Corp.	16,400	861,328
Umpqua Holdings Corp.§	27,800	408,938
United Bankshares, Inc.§	2,200	77,000
United Community Banks, Inc.§	19,751	261,895
Webster Financial Corp.	6,700	169,175
Whitney Holding Corp.§	32,900	797,825
Wilshire Bancorp, Inc.§	8,600	104,662
Wintrust Financial Corp.§	13,900	407,965
		13,302,532
Beverages (0.5%)
Boston Beer Company, Inc. Class A*§	16,700	793,083
Coca-Cola Enterprises, Inc.	900	15,093
PepsiAmericas, Inc.	6,400	132,608
		940,784
Biotechnology (1.8%)
ArQule, Inc.*	15,900	51,198
Cubist Pharmaceuticals, Inc.*	37,100	824,733
Enzo Biochem, Inc.*	20,500	225,090
Invitrogen Corp.*§	600	22,680
Kendle International, Inc.*	6,200	277,202
Martek Biosciences Corp.§	25,600	804,352
Pharmanet Development Group, Inc.*§	8,500	61,370
Regeneron Pharmaceuticals, Inc.*§	37,600	820,808
Savient Pharmaceuticals, Inc.*§	20,400	304,164
ViroPharma, Inc.*§	19,007	249,372
XenoPort, Inc.*	1,200	58,188
		3,699,157
Building Products (1.3%)
Apogee Enterprises, Inc.	12,000	180,360
Drew Industries, Inc.*§	8,300	142,013
Griffon Corp.*§	20,000	180,400
Insituform Technologies, Inc. Class A*§	13,000	194,480
Lennox International, Inc.	15,100	502,377
NCI Building Systems, Inc.*	800	25,400
Quanex Building Products Corp.	16,700	254,508
Simpson Manufacturing Co., Inc.§	17,600	476,784
Universal Forest Products, Inc.	1,600	55,856
Watsco, Inc.§	12,200	613,416
		2,625,594
Chemicals (1.2%)
A. Schulman, Inc.	12,600	249,228
Arch Chemicals, Inc.§	3,300	116,490
Ashland, Inc.	900	26,316
Balchem Corp.	8,500	226,695
Cambrex Corp.*	10,500	64,575
Georgia Gulf Corp.§	21,800	54,500
H.B. Fuller Co.§	9,100	189,917

	Number of
	Shares	Value

COMMON STOCKS
Chemicals
Material Sciences Corp.*	5,400	$31,050
NewMarket Corp.§	14,300	751,608
OM Group, Inc.*§	4,600	103,500
Omnova Solutions, Inc.*	17,500	34,825
Penford Corp.§	5,200	91,988
PolyOne Corp.*	44,200	285,090
Quaker Chemical Corp.	4,900	139,454
Stepan Co.	100	5,457
Tronox, Inc. Class B	17,800	1,869
Zep, Inc.	9,700	171,108
		2,543,670
Commercial Services & Supplies (4.0%)
ABM Industries, Inc.	2,500	54,600
Administaff, Inc.	2,900	78,938
Arbitron, Inc.	16,600	741,854
Bowne & Co., Inc.	10,300	118,965
Bristow Group, Inc.*§	2,500	84,600
CDI Corp.	6,400	142,912
Coinstar, Inc.*§	12,700	406,400
Consolidated Graphics, Inc.*§	9,300	282,069
CPI Corp.§	2,800	30,100
CSG Systems International, Inc.*	16,600	290,998
Darling International, Inc.*	39,800	442,178
FactSet Research Systems, Inc.§	6,600	344,850
FTI Consulting, Inc.*	200	14,448
G&K Services, Inc. Class A	9,800	323,890
Gevity HR, Inc.	11,100	80,808
H&R Block, Inc.	2,400	54,600
Headwaters, Inc.*§	19,800	264,330
Healthcare Services Group, Inc.§	8,800	160,952
Heidrick & Struggles International, Inc.§	8,000	241,200
Hewitt Associates, Inc. Class A*	600	21,864
HMS Holdings Corp.*§	10,400	249,184
Iconix Brand Group, Inc.*§	24,000	313,920
Mobile Mini, Inc.*§	1,700	32,861
On Assignment, Inc.*	17,700	139,476
Pre-Paid Legal Services, Inc.*§	4,300	177,418
Spherion Corp.*	25,000	121,750
StarTek, Inc.*	6,400	41,088
Tetra Technologies, Inc.*	11,800	283,908
The Standard Register Co.	4,200	41,370
TrueBlue, Inc.*	19,900	321,584
United Stationers, Inc.*	1,400	66,962
Universal Technical Institute, Inc.*	7,900	134,774
Viad Corp.	10,400	299,416
Volt Information Sciences, Inc.*	4,300	38,614
Waste Connections, Inc.*	14,300	490,490
Waste Management, Inc.	400	12,596
Watson Wyatt Worldwide, Inc. Class A	21,300	1,059,249
Weight Watchers International, Inc.§	1,800	65,880
Wright Express Corp.*	4,400	131,340
		8,202,436
Communications Equipment (0.8%)
Arris Group, Inc.*	89,128	688,959
Audiovox Corp. Class A*	4,400	41,228
Bel Fuse, Inc. Class B	6,300	179,361
Black Box Corp.	8,200	283,146
Catapult Communications Corp.*§	4,400	21,164
CommScope, Inc.*§	200	6,928
Digi International, Inc.*	9,300	94,860
DSP Group, Inc.*	10,200	78,030
Harmonic, Inc.*	400	3,380
Network Equipment Technologies, Inc.*	8,000	27,360

	Number of
	Shares	Value

COMMON STOCKS
Communications Equipment
PC-Tel, Inc.	7,300	$68,036
Symmetricom, Inc.*	23,200	115,304
Tollgrade Communications, Inc.*	6,400	26,880
ViaSat, Inc.*	3,700	87,246
		1,721,882
Computers & Peripherals (0.9%)
Avid Technology, Inc.*§	16,300	392,178
Hutchinson Technology, Inc.*	13,500	156,330
Mercury Computer Systems, Inc.*	10,600	94,340
Novatel Wireless, Inc.*§	13,100	79,386
Stratasys, Inc.*§	8,900	155,483
Synaptics, Inc.*§	35,450	1,071,299
		1,949,016
Construction & Engineering (0.3%)
EMCOR Group, Inc.*§	16,800	442,176
Fluor Corp.	1,200	66,840
Perini Corp.*	2,300	59,317
The Shaw Group, Inc.*	800	24,584
		592,917
Construction Materials (0.1%)
AMCOL International Corp.§	5,100	159,426
Texas Industries, Inc.§	1,100	44,946
		204,372
Containers & Packaging (0.6%)
Crown Holdings, Inc.*	900	19,989
Greif, Inc. Class A	100	6,562
Myers Industries, Inc.	14,500	182,845
Rock-Tenn Co. Class A	24,300	971,514
		1,180,910
Distributors (0.4%)
Pool Corp.§	22,700	529,591
Spectrum Brands, Inc.*§	27,700	38,503
The Andersons, Inc.	9,100	320,502
		888,596
Diversified Financials (1.7%)
Bankrate, Inc.*§	6,100	237,351
BlackRock, Inc.§	100	19,450
Cash America International, Inc.	2,900	104,516
Federated Investors, Inc. Class B§	7,400	213,490
Financial Federal Corp.§	11,900	272,748
First Cash Financial Services, Inc.*	11,700	175,500
Franklin Resources, Inc.	300	26,439
Greenhill & Company, Inc.§	4,900	361,375
Guaranty Financial Group, Inc.*§	14,800	58,460
Investment Technology Group, Inc.*	14,000	426,020
LaBranche & Company, Inc.*	26,500	119,250
National Financial Partners Corp.§	18,000	270,000
optionsXpress Holdings, Inc.§	8,700	168,954
Portfolio Recovery Associates, Inc.*§	6,500	316,095
Raymond James Financial, Inc.§	4,900	161,602
Rewards Network, Inc.*	10,600	53,212
SWS Group, Inc.	9,400	189,504
Waddell & Reed Financial, Inc. Class A	5,600	138,600
World Acceptance Corp.*§	7,800	280,800
		3,593,366
Diversified Telecommunication Services (0.1%)
CenturyTel, Inc.	1,500	54,975
Ditech Networks, Inc.*§	12,800	15,232

	Number of
	Shares	Value

COMMON STOCKS
Diversified Telecommunication Services
FairPoint Communications, Inc.§	13,000	$112,710
General Communication, Inc. Class A*	8,800	81,488
		264,405
Electric Utilities (1.4%)
ALLETE, Inc.	12,500	556,250
American Electric Power Company, Inc.	300	11,109
Central Vermont Public Service Corp.§	4,000	93,760
CH Energy Group, Inc.§	5,800	252,706
Cleco Corp.	5,400	136,350
Edison International	300	11,970
El Paso Electric Co.*	42,100	884,100
FirstEnergy Corp.	200	13,398
ITC Holdings Corp.	4,700	243,319
PG&E Corp.	300	11,235
UIL Holdings Corp.§	13,000	446,290
Unisource Energy Corp.	8,900	259,791
		2,920,278
Electronic Equipment & Instruments (5.3%)
Acuity Brands, Inc.§	36,500	1,524,240
Analogic Corp.	7,100	353,296
Anixter International, Inc.*	3,200	190,432
Baldor Electric Co.	13,600	391,816
Belden, Inc.	20,800	661,232
Benchmark Electronics, Inc.*	43,500	612,480
Brady Corp. Class A	6,000	211,680
C&D Technologies, Inc.*§	12,400	70,432
Checkpoint Systems, Inc.*	1,400	26,348
CTS Corp.	15,700	200,646
Daktronics, Inc.§	8,400	139,944
Electro Scientific Industries, Inc.*	11,100	157,842
EnerSys*§	2,300	45,333
Exar Corp.*§	21,100	161,626
FLIR Systems, Inc.*§	1,500	57,630
Greatbatch, Inc.*§	11,300	277,302
II-VI, Inc.*	3,600	139,176
Ingram Micro, Inc. Class A*	600	9,642
Intevac, Inc.*	10,600	112,784
Itron, Inc.*	300	26,559
Jabil Circuit, Inc.	2,600	24,804
Keithley Instruments, Inc.	6,400	53,568
Kopin Corp.*	34,100	106,392
Littelfuse, Inc.*	10,700	318,111
LoJack Corp.*	7,100	47,499
Magnetek, Inc.*§	14,100	57,105
Methode Electronics, Inc.	21,500	192,210
MTS Systems Corp.	8,500	357,850
Newport Corp.*	16,800	181,104
Park Electrochemical Corp.	11,400	276,336
Photon Dynamics, Inc.*	8,300	127,405
Planar Systems, Inc.*	8,500	21,590
Plexus Corp.*	21,800	451,260
Regal-Beloit Corp.§	19,900	846,148
Rogers Corp.*	1,500	55,470
ScanSource, Inc.*§	3,600	103,644
Technitrol, Inc.	26,200	387,498
Teledyne Technologies, Inc.*	1,400	80,024
Thermo Fisher Scientific, Inc.*	100	5,500
TTM Technologies, Inc.*	18,500	183,520
Veeco Instruments, Inc.*§	14,900	220,669
Vicor Corp§	6,700	59,496
Woodward Governor Co.	37,300	1,315,571
		10,843,214

	Number of
	Shares	Value

COMMON STOCKS
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	55,800	$2,031,120
CARBO Ceramics, Inc.§	5,800	299,338
Dril-Quip, Inc.*	3,700	160,543
Gulf Island Fabrication, Inc.	5,500	189,585
ION Geophysical Corp.*§	13,100	185,889
Lufkin Industries, Inc.	10,800	856,980
Matrix Service Co.*	12,100	231,110
NATCO Group, Inc. Class A*§	10,500	421,890
Oceaneering International, Inc.*	6,500	346,580
SEACOR Holdings, Inc.*§	1,900	150,005
Superior Well Services, Inc.*§	7,500	189,825
TETRA Technologies, Inc.*	1,200	16,620
Tidewater, Inc.§	1,000	55,360
Unit Corp.*	11,700	582,894
		5,717,739
Food & Drug Retailing (4.3%)
Casey’s General Stores, Inc.	25,600	772,352
Flowers Foods, Inc.§	98,850	2,902,236
Longs Drug Stores Corp.	54,400	4,114,816
Nash Finch Co.§	7,400	319,088
PetMed Express, Inc.*§	11,100	174,270
Spartan Stores, Inc.	11,000	273,680
Sysco Corp.	800	24,664
The Great Atlantic & Pacific Tea Co., Inc.*§	26,200	283,484
United Natural Foods, Inc.*§	900	22,491
		8,887,081
Food Products (1.2%)
Corn Products International, Inc.	4,600	148,488
Del Monte Foods Co.	19,000	148,200
General Mills, Inc.	100	6,872
Green Mountain Coffee Roasters, Inc.*§	11,700	460,278
Hain Celestial Group, Inc.*§	1,400	38,542
J & J Snack Foods Corp.	6,600	223,806
Lance, Inc.§	14,600	331,274
Peet’s Coffee & Tea, Inc.*§	8,000	223,360
Sanderson Farms, Inc.§	7,100	260,854
TreeHouse Foods, Inc.*	22,600	671,220
USANA Health Sciences, Inc.*	700	28,693
		2,541,587
Forestry & Paper (0.1%)
Chesapeake Corp.*	9,700	6,499
Deltic Timber Corp.	100	6,364
Neenah Paper, Inc.	10,900	215,820
Wausau Paper Corp.§	5,100	51,663
		280,346
Gas Utilities (2.7%)
Atmos Energy Corp.	28,200	750,684
Energen Corp.	300	13,584
MDU Resources Group, Inc.	2,400	69,600
New Jersey Resources Corp.	2,500	89,725
Northwest Natural Gas Co.	19,700	1,024,400
ONEOK, Inc.	300	10,320
Piedmont Natural Gas Co., Inc.§	38,000	1,214,480
South Jersey Industries, Inc.§	2,300	82,110
Southern Union Co.	9,200	189,980
Southwest Gas Corp.	7,000	211,820
The Laclede Group, Inc.	12,600	610,974
UGI Corp.	52,300	1,348,294
		5,615,971

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies (4.3%)
Abaxis, Inc.*	9,700	$191,090
American Medical Systems Holdings, Inc.*§	1,300	23,088
ArthroCare Corp.*	12,000	332,640
BioLase Technology, Inc.*	11,900	22,491
CONMED Corp.*	13,100	419,200
CryoLife, Inc.*§	17,300	226,976
Cyberonics, Inc.*§	23,200	394,400
Datascope Corp.	5,500	283,965
Haemonetics Corp.*	26,300	1,623,236
Hillenbrand, Inc.	27,932	563,109
Hologic, Inc.*	300	5,799
ICU Medical, Inc.*	5,700	173,337
Integra LifeSciences Holdings*§	12,000	528,360
Invacare Corp.§	24,000	579,360
Kensey Nash Corp.*§	5,000	157,300
Kinetic Concepts, Inc.*§	500	14,295
LCA-Vision, Inc.§	8,800	40,832
Mentor Corp.§	25,300	603,658
Meridian Bioscience, Inc.	6,849	198,895
Merit Medical Systems, Inc.*	13,600	255,272
Natus Medical, Inc.*§	13,200	299,112
Noven Pharmaceuticals, Inc.*§	11,600	135,488
Osteotech, Inc.*	6,900	29,394
Palomar Medical Technologies, Inc.*	8,500	114,410
SurModics, Inc.*§	7,200	226,728
Symmetry Medical, Inc.*	18,000	334,080
Theragenics Corp*	15,200	47,424
Vital Signs, Inc.	3,100	229,090
West Pharmaceutical Services, Inc.	8,900	434,498
Zoll Medical Corp.*§	10,000	327,200
		8,814,727
Healthcare Providers & Services (4.5%)
Air Methods Corp.*	5,100	144,381
Amedisys, Inc.*	18,632	906,820
Amerigroup Corp.*	24,800	625,952
AMN Healthcare Services, Inc.*	15,800	277,606
AmSurg Corp.*	15,200	387,144
Apria Healthcare Group, Inc.*	9,800	178,752
Centene Corp.*	19,800	406,098
Cross Country Healthcare, Inc.*	14,300	232,947
Gentiva Health Services, Inc.*	12,100	325,974
Healthways, Inc.*§	2,400	38,712
LHC Group, Inc.*	7,000	199,360
Magellan Health Services, Inc.*	8,200	336,692
MAXIMUS, Inc.	11,100	408,924
MedCath Corp.*	5,800	103,936
Molina Healthcare, Inc.*§	20,300	629,300
Odyssey HealthCare, Inc.*§	15,300	155,295
Omnicell, Inc.*§	14,400	189,360
Owens & Minor, Inc.§	25,400	1,231,900
PARAXEL International Corp.*	47,200	1,352,752
Pediatrix Medical Group, Inc.*	7,200	388,224
PSS World Medical, Inc.*	4,400	85,800
RehabCare Group, Inc.*	8,500	153,850
Res-Care, Inc.*	12,200	221,308
Sunrise Senior Living, Inc.*	25,200	347,508
		9,328,595
Hotels, Restaurants & Leisure (4.9%)
Buffalo Wild Wings, Inc.*§	16,500	663,960
California Pizza Kitchen, Inc.*§	16,300	209,781
CBRL Group, Inc.§	14,700	386,610
CEC Entertainment, Inc.*§	35,200	1,168,640
CKE Restaurants, Inc.§	16,900	179,140

	Number of
	Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure
DineEquity, Inc.§	5,800	$97,788
Jack in the Box, Inc.*	31,800	670,980
Landry’s Restaurants, Inc.§	13,800	214,590
Las Vegas Sands Corp.*§	400	14,444
Live Nation, Inc.*§	7,600	123,652
Multimedia Games, Inc.*§	12,100	52,393
O’Charley’s, Inc.§	10,400	91,000
P.F. Chang’s China Bistro, Inc.*§	19,100	449,614
Panera Bread Co. Class A*§	45,800	2,331,220
Papa John’s International, Inc.*§	20,400	554,064
Pinnacle Entertainment, Inc.*§	22,700	171,612
Red Robin Gourmet Burgers, Inc.*§	14,300	383,240
Ruby Tuesday, Inc.*§	6,800	39,372
Ruth’s Hospitality Group, Inc.*§	10,100	39,693
Shuffle Master, Inc.*§	26,300	133,867
Sonic Corp.*§	22,000	320,540
Texas Roadhouse, Inc. Class A*§	23,700	213,063
The Marcus Corp.	600	9,648
The Steak N Shake Co.*§	13,700	118,916
Wendy’s/Arby’s Group, Inc. Class A§	3,100	16,306
WMS Industries, Inc.*§	47,700	1,458,189
		10,112,322
Household Durables (1.0%)
Bassett Furniture Industries, Inc.	5,500	47,025
Champion Enterprises, Inc.*§	35,600	197,580
Ethan Allen Interiors, Inc.§	13,800	386,676
Fleetwood Enterprises, Inc.*§	30,200	30,804
Furniture Brands International, Inc.§	1,700	17,884
KB HOME§	500	9,840
La-Z-Boy, Inc.§	24,100	224,612
Lennar Corp. Class A§	900	13,671
Libbey, Inc.	3,800	32,338
M/I Homes, Inc.§	5,000	113,900
Meritage Homes Corp.*§	14,800	365,560
National Presto Industries, Inc.	300	22,350
NVR, Inc.*§	600	343,200
Russ Berrie & Company, Inc.*	4,500	34,515
Skyline Corp.§	3,200	84,576
Standard Pacific Corp.*§	29,400	144,354
Tupperware Brands Corp.	2,400	66,312
		2,135,197
Household Products (0.3%)
Central Garden & Pet Co. Class A*§	24,100	143,395
The Procter & Gamble Co.	2,500	174,225
WD-40 Co.	5,500	197,615
		515,235
Industrial Conglomerates (0.3%)
Chemed Corp.§	1,900	78,014
Lydall, Inc.*	8,000	77,040
Standex International Corp.	4,600	127,650
Tredegar Corp.	13,400	238,386
Walter Industries, Inc.	1,200	56,940
		578,030
Insurance (2.8%)
Aflac, Inc.	200	11,750
American Financial Group, Inc.	8,200	241,900
Aon Corp.	600	26,976
Arthur J. Gallagher & Co.§	2,400	61,584
Conseco, Inc.*	4,300	15,136
Delphi Financial Group, Inc. Class A	5,000	140,200
HealthExtras, Inc.*	10,300	269,036

	Number of
	Shares	Value

COMMON STOCKS
Insurance
Hilb Rogal and Hobbs Co.§	3,900	$182,286
Infinity Property & Casualty Corp.	6,800	280,160
LandAmerica Financial Group, Inc.§	5,200	126,100
MGIC Investment Corp.§	2,500	17,575
Navigators Group, Inc.*	6,100	353,800
Philadelphia Consolidated Holding Corp.*	4,700	275,279
Presidential Life Corp.§	10,100	159,479
ProAssurance Corp.*§	19,000	1,064,000
Radian Group, Inc.	4,000	20,160
RLI Corp.§	3,700	229,733
Safety Insurance Group, Inc.	7,900	299,647
Selective Insurance Group, Inc.§	29,800	683,016
State Auto Financial Corp.§	6,200	180,234
Stewart Information Services Corp.	7,900	235,025
The Chubb Corp.	300	16,470
The Progressive Corp.	1,400	24,360
Tower Group, Inc.§	10,200	240,312
United Fire & Casualty Co.	11,800	337,362
W.R. Berkley Corp.	4,700	110,685
Zenith National Insurance Corp.	3,200	117,248
		5,719,513
Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*§	7,300	312,951
Insight Enterprises, Inc.*	7,600	101,916
NutriSystem, Inc.§	13,800	244,536
School Specialty, Inc.*§	8,000	249,520
Stamps.com, Inc.*	5,600	65,352
		974,275
Internet Software & Services (0.5%)
Blue Coat Systems, Inc.*§	2,900	41,151
InfoSpace, Inc.	20,200	219,170
j2 Global Communications, Inc.*	25,300	590,755
Perficient, Inc.*§	15,200	100,928
		952,004
IT Consulting & Services (1.0%)
Acxiom Corp.	1,400	17,556
Agilysys, Inc.§	8,700	87,783
Automatic Data Processing, Inc.	200	8,550
CACI International, Inc. Class A*	17,000	851,700
CIBER, Inc.*	25,300	176,847
ManTech International Corp. Class A*	400	23,716
SI International, Inc.*	6,200	186,310
Sykes Enterprises, Inc.*	14,100	309,636
SYNNEX Corp.*§	8,100	180,954
Tyler Technologies, Inc.*§	20,400	309,468
		2,152,520
Leisure Equipment & Products (1.0%)
Arctic Cat, Inc.	5,900	53,985
JAKKS Pacific, Inc.*§	21,400	533,074
MarineMax, Inc.*§	9,600	69,408
Nautilus, Inc.*	10,800	49,356
Polaris Industries, Inc.§	19,223	874,454
RC2 Corp.*	19,200	384,000
Sturm, Ruger & Company, Inc.*§	9,900	68,706
		2,032,983
Machinery (4.5%)
Albany International Corp. Class A	5,800	158,514
Applied Industrial Technologies, Inc.	29,200	786,356
Astec Industries, Inc.*	13,000	400,790
Briggs & Stratton Corp.§	22,400	362,432

	Number of
	Shares	Value

COMMON STOCKS
Machinery
CLARCOR, Inc.	11,100	$421,245
Dionex Corp.*	15,200	965,960
Dover Corp.	200	8,110
EnPro Industries, Inc.*§	10,400	386,464
Esterline Technologies Corp.*	14,900	589,891
Gardner Denver, Inc.*	41,800	1,451,296
H&E Equipment Services, Inc.*§	2,400	23,184
Illinois Tool Works, Inc.§	200	8,890
John Bean Technologies Corp.*	12,500	158,250
Kaydon Corp.§	18,998	856,050
Kennametal, Inc.	1,800	48,816
Lindsay Corp.§	5,400	392,850
Mueller Industries, Inc.	26,200	602,862
Robbins & Myers, Inc.	23,800	736,134
RSC Holdings, Inc.*§	10,100	114,736
The Manitowoc Co., Inc.	3,900	60,645
Titan International, Inc.§	6,375	135,915
Valmont Industries, Inc.	3,400	281,146
Wabash National Corp.§	11,600	109,620
Watts Water Technologies, Inc. Class A§	6,800	185,980
		9,246,136
Marine (0.9%)
Hornbeck Offshore Services, Inc.*§	12,700	490,474
Kirby Corp.*§	34,400	1,305,136
		1,795,610
Media (0.4%)
4Kids Entertainment, Inc.*	6,200	43,772
AH Belo Corp. Class A	8,900	45,924
DISH Network Corp. Class A*	2,300	48,300
Harte-Hanks, Inc.§	13,800	143,106
Interactive Data Corp.	8,900	224,458
InVentiv Health, Inc.*§	1,500	26,490
Meredith Corp.§	1,800	50,472
Omnicom Group, Inc.§	200	7,712
Radio One, Inc. Class D*	39,400	29,550
Regal Entertainment Group Class A§	12,800	201,984
Sonic Solutions*§	12,200	53,680
The E.W. Scripps Co. Class A§	3,166	22,384
		897,832
Metals & Mining (0.6%)
A.M. Castle & Co.	7,200	124,416
Brush Engineered Materials, Inc.*§	9,600	178,272
Century Aluminum Co.*§	10,400	287,976
Cleveland-Cliffs, Inc.	200	10,588
Gibraltar Industries, Inc.§	14,300	267,553
GrafTech International, Ltd.*	3,900	58,929
Olympic Steel, Inc.	4,000	117,960
Worthington Industries, Inc.	16,500	246,510
		1,292,204
Multi-Utilities (0.2%)
Avista Corp.	14,600	316,966
Duke Energy Corp.	800	13,944
		330,910
Multiline Retail (2.3%)
Big Lots, Inc.*	142,000	3,951,860
Family Dollar Stores, Inc.§	4,800	113,760
Fred’s, Inc. Class A§	33,600	477,792
Stein Mart, Inc.§	16,100	62,951

	Number of
	Shares	Value

COMMON STOCKS
Multiline Retail
Tuesday Morning Corp.*§	17,600	$72,688
		4,679,051
Oil & Gas (1.7%)
Cabot Oil & Gas Corp.	1,300	46,982
Cimarex Energy Co.§	700	34,237
Continental Resources, Inc.*§	7,300	286,379
El Paso Corp.§	700	8,932
Encore Acquisition Co.*	200	8,356
Frontier Oil Corp.	600	11,052
Helix Energy Solutions Group, Inc.*§	1,500	36,420
Holly Corp.§	400	11,568
Mariner Energy, Inc.*	2,400	49,200
Petroleum Development Corp.*	10,700	474,759
PetroQuest Energy, Inc.*§	31,500	483,525
Pioneer Drilling Co.*	22,000	292,600
St. Mary Land & Exploration Co.	900	32,085
Stone Energy Corp.*	33,494	1,417,801
Swift Energy Co.*	9,600	371,424
		3,565,320
Paper & Forest Products (0.0%)
Buckeye Technologies, Inc.*	200	1,638

Personal Products (0.5%)
Avon Products, Inc.	300	12,471
Chattem, Inc.*§	13,200	1,031,976
Mannatech, Inc.§	7,600	30,400
		1,074,847
Pharmaceuticals (0.6%)
Alpharma, Inc. Class A*	2,000	73,780
Forest Laboratories, Inc.*	800	22,624
Par Pharmaceutical Cos., Inc.*§	8,200	100,778
PharMerica Corp.*	15,200	341,848
Salix Pharmaceuticals, Ltd.*§	21,100	135,251
Sciele Pharma, Inc.	18,000	554,220
		1,228,501
Real Estate (6.5%)
Acadia Realty Trust	15,400	389,312
Ashford Hospitality Trust	2,500	10,125
BioMed Realty Trust, Inc.	34,800	920,460
Cedar Shopping Centers, Inc.	21,300	281,586
Colonial Properties Trust§	24,600	459,774
DiamondRock Hospitality Co.	46,200	420,420
EastGroup Properties, Inc.§	11,500	558,210
Entertainment Properties Trust	15,100	826,272
Extra Space Storage, Inc.§	37,300	572,928
FelCor Lodging Trust, Inc.	1,100	7,876
Forestar Real Estate Group, Inc.*	17,200	253,700
Home Properties, Inc.§	15,500	898,225
HRPT Properties Trust	1,700	11,713
Inland Real Estate Corp.§	27,800	436,182
Kilroy Realty Corp.§	16,100	769,419
Kite Realty Group Trust§	13,400	147,400
LaSalle Hotel Properties§	18,800	438,416
Lexington Realty Trust§	30,000	516,600
LTC Properties, Inc.	10,800	316,656
Medical Properties Trust, Inc.§	31,800	360,930
Mid-America Apartment Communities, Inc.	13,100	643,734
National Retail Properties, Inc.§	34,400	823,880
Parkway Properties, Inc.§	7,300	276,378
Pennsylvania Real Estate Investment Trust§	19,100	360,035
PS Business Parks, Inc.	7,000	403,200
Senior Housing Properties Trust§	52,400	1,248,692

	Number of
	Shares	Value

COMMON STOCKS
Real Estate
Sovran Self Storage, Inc.§	10,000	$446,900
Tanger Factory Outlet Centers, Inc.§	15,200	665,608
		13,464,631
Road & Rail (1.5%)
Arkansas Best Corp.	20,500	690,645
Forward Air Corp.§	15,100	411,173
Heartland Express, Inc.§	35,300	547,856
Knight Transportation, Inc.§	26,100	442,917
Landstar System, Inc.	12,000	528,720
Old Dominion Freight Line, Inc.*	7,400	209,716
Werner Enterprises, Inc.§	10,400	225,784
		3,056,811
Semiconductor Equipment & Products (3.6%)
Actel Corp.*	11,800	147,264
Adaptec, Inc.*	60,000	196,800
Advanced Energy Industries, Inc.*	15,500	212,040
Amkor Technology, Inc.*	29,100	185,367
Analog Devices, Inc.	1,400	36,890
Applied Materials, Inc.	700	10,591
Axcelis Technologies, Inc.*	46,500	79,050
Brooks Automation, Inc.*	4,500	37,620
Cabot Microelectronics Corp.*§	14,900	477,992
Cohu, Inc.	10,800	170,856
Cymer, Inc.*	16,600	420,478
Diodes, Inc.*§	10,700	197,415
Entegris, Inc.*	31,700	153,428
FEI Co.*	100	2,381
Integrated Device Technology, Inc.*	6,000	46,680
Kulicke & Soffa Industries, Inc.*	24,100	108,691
Micrel, Inc.	23,300	211,331
Microsemi Corp.*	2,100	53,508
MKS Instruments, Inc.*	46,900	933,779
OmniVision Technologies, Inc.*	32,900	375,389
Pericom Semiconductor Corp.*	11,800	123,900
Photronics, Inc.*	19,300	36,284
QLogic Corp.*§	10,100	155,136
Rudolph Technologies, Inc.*	11,400	95,532
Semtech Corp.*	5,600	78,176
Skyworks Solutions, Inc.*§	215,600	1,802,416
Standard Microsystems Corp.*	10,400	259,792
Supertex, Inc.*	5,800	163,328
Teradyne, Inc.*	27,300	213,213
TriQuint Semiconductor, Inc.*	16,000	76,640
Ultratech, Inc.*	9,400	113,740
Varian Semiconductor Equipment Associates, Inc.*	1,500	37,680
Zoran Corp.*	28,200	230,112
		7,443,499
Software (3.0%)
Activision Blizzard, Inc.*	800	12,344
ANSYS, Inc.*	766	29,008
Aspen Technology, Inc.*	31,400	398,780
Blackbaud, Inc.§	3,900	71,955
BMC Software, Inc.*	1,000	28,630
Captaris, Inc.*§	10,700	49,327
Cognex Corp.§	10,600	213,696
Concur Technologies, Inc.*§	8,200	313,732
Eclipsys Corp.*§	1,200	25,140
Epicor Software Corp.*	27,400	216,186
EPIQ Systems, Inc.*§	14,500	197,200
FARO Technologies, Inc.*§	8,000	162,960
Gerber Scientific, Inc.*	11,200	102,368
Informatica Corp.*	34,900	453,351

	Number of
	Shares	Value

COMMON STOCKS
Software
JDA Software Group, Inc.*	14,700	$223,587
Manhattan Associates, Inc.*§	11,500	256,910
MICROS Systems, Inc.*§	40,100	1,069,066
Parametric Technology Corp.*	3,200	58,880
Phoenix Technologies, Ltd.*	13,000	103,870
Progress Software Corp.*	13,400	348,266
Quality Systems, Inc.§	8,000	338,080
Radiant Systems, Inc.*	10,500	91,245
RadiSys Corp.*	8,000	68,800
Salesforce.com, Inc.*§	100	4,840
Secure Computing Corp.*§	26,100	143,028
Smith Micro Software, Inc.*§	14,200	100,820
SPSS, Inc.*	8,900	261,304
Take-Two Interactive Software, Inc.	40,400	662,560
THQ, Inc.*§	5,200	62,608
TradeStation Group, Inc.*	13,700	128,095
		6,196,636
Specialty Retail (8.9%)
Aaron Rents, Inc.	29,400	795,858
Aeropostale, Inc.*	7,300	234,403
Barnes & Noble, Inc.	7,400	192,992
Best Buy Co., Inc.	300	11,250
Big 5 Sporting Goods Corp.§	10,200	105,264
Building Materials Holding Corp.	13,800	6,486
Cabela’s, Inc.*§	19,400	234,352
Cato Corp. Class A	19,100	335,205
Charlotte Russe Holding, Inc.*	8,100	83,025
Christopher & Banks Corp.§	23,800	182,546
GameStop Corp. Class A*	700	23,947
Genesco, Inc.*§	34,200	1,145,016
Haverty Furniture Companies, Inc.§	13,900	159,016
Hibbett Sports, Inc.*§	20,300	406,406
Hot Topic, Inc.*	30,700	202,927
Jo-Ann Stores, Inc.*§	24,300	509,814
Jos. A. Bank Clothiers, Inc.*§	25,400	853,440
Lawson Products, Inc.	1,000	27,650
Lithia Motors, Inc. Class A§	7,500	32,325
Men’s Wearhouse, Inc.§	19,800	420,552
OfficeMax, Inc.§	11,400	101,346
RadioShack Corp.	171,600	2,965,248
Ross Stores, Inc.	1,600	58,896
Select Comfort Corp.*§	31,500	51,975
Sonic Automotive, Inc. Class A§	5,200	43,992
Stage Stores, Inc.	19,900	271,834
The Buckle, Inc.§	30,800	1,710,632
The Children’s Place Retail Stores, Inc.*	45,700	1,524,095
The Dress Barn, Inc.*§	48,900	747,681
The Finish Line, Inc. Class A	52,209	521,568
The Gap, Inc.	2,500	44,450
The Gymboree Corp.*	48,100	1,707,550
The Pep Boys-Manny, Moe & Jack§	23,500	145,230
The TJX Companies, Inc.	600	18,312
Tractor Supply Co.*§	45,300	1,904,865
Tween Brands, Inc.*	1,200	11,748
Urban Outfitters, Inc.*§	400	12,748
Zale Corp.*§	20,400	510,000
Zumiez, Inc.*§	7,800	128,544
		18,443,188
Textiles & Apparel (2.3%)
Brown Shoe Co., Inc.§	24,200	396,396
Coach, Inc.*	600	15,024
Crocs, Inc.*§	39,800	142,484
Deckers Outdoor Corp.*§	13,900	1,446,712

	Number of
	Shares	Value

COMMON STOCKS
Textiles & Apparel
Fossil, Inc.*§	6,800	$191,964
Jones Apparel Group, Inc.§	3,200	59,232
K-Swiss, Inc. Class A§	800	13,920
Maidenform Brands, Inc.*	8,800	127,688
Movado Group, Inc.	16,200	362,070
Oxford Industries, Inc.§	11,900	307,377
Perry Ellis International, Inc.*	4,600	68,586
Quiksilver, Inc.*	50,400	289,296
Skechers U.S.A., Inc. Class A*§	14,300	240,669
True Religion Apparel, Inc.*§	6,400	165,440
UniFirst Corp.	6,600	284,394
Wolverine World Wide, Inc.	21,800	576,828
		4,688,080
Tobacco (0.1%)
Alliance One International, Inc.*	41,000	155,800
Schweitzer-Mauduit International, Inc.	7,300	138,627
		294,427
Water Utilities (0.2%)
American States Water Co.	9,400	361,900

Wireless Telecommunication Services (0.0%)
USA Mobility, Inc.*	4,500	49,500
TOTAL COMMON STOCKS (Cost $216,973,156)		206,693,514

SHORT-TERM INVESTMENT (30.8%)
State Street Navigator Prime Portfolio§§ (Cost $63,620,964)	63,620,964	63,620,964
TOTAL INVESTMENTS AT VALUE (130.8%) (Cost $280,594,120)		270,314,478

LIABILITIES IN EXCESS OF OTHER ASSETS (-30.8%)		(63,686,025)

NET ASSETS (100.0%)		$206,628,453

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$270,314,478	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$270,314,478	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $280,594,120, $11,967,280, $(22,246,922) and $(10,279,642), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (100.4%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	300	$22,086
Goodrich Corp.	300	12,480
Hexcel Corp.*	100	1,369
L-3 Communications Holdings, Inc.	200	19,664
Raytheon Co.	500	26,755
Rockwell Collins, Inc.	900	43,281
The Boeing Co.	800	45,880
United Technologies Corp.	500	30,030
		201,545
Air Freight & Couriers (0.5%)
FedEx Corp.	200	15,808
United Parcel Service, Inc. Class B	500	31,445
		47,253
Airlines (0.3%)
Southwest Airlines Co.	1,600	23,216

Auto Components (0.6%)
Autoliv, Inc.	600	20,250
BorgWarner, Inc.	100	3,277
Johnson Controls, Inc.	1,100	33,363
		56,890
Automobiles (0.1%)
Avis Budget Group, Inc.*	100	574
Ford Motor Co.*	1,800	9,360
General Motors Corp.	400	3,780
		13,714
Banks (5.2%)
Astoria Financial Corp.	1,100	22,803
BancorpSouth, Inc.	100	2,813
Bank of America Corp.	854	29,890
Bank of Hawaii Corp.	300	16,035
Bank of New York Mellon Corp.	1,000	32,580
BB&T Corp.	400	15,120
Cullen/Frost Bankers, Inc.	1,000	60,000
Fifth Third Bancorp	200	2,380
Hudson City Bancorp, Inc.	2,500	46,125
Huntington Bancshares, Inc.	100	799
National City Corp.	600	1,050
New York Community Bancorp, Inc.	300	5,037
Northern Trust Corp.	900	64,980
PNC Financial Services Group, Inc.	700	52,290
SunTrust Banks, Inc.	700	31,493
U.S. Bancorp	900	32,418
Valley National Bancorp	1,600	33,536
Washington Mutual, Inc.	1,200	98
Zions Bancorporation	100	3,870
		453,317
Beverages (4.6%)
Coca-Cola Enterprises, Inc.	300	5,031
Molson Coors Brewing Co. Class B	200	9,350
PepsiAmericas, Inc.	9,300	192,696
PepsiCo, Inc.	500	35,635
The Coca-Cola Co.	600	31,728
The Pepsi Bottling Group, Inc.	4,400	128,348
		402,788
Biotechnology (3.2%)
Applied Biosystems, Inc.	500	17,125
Celgene Corp.*	100	6,328

	Number of
	Shares	Value

COMMON STOCKS
Biotechnology
Genentech, Inc.*	100	$8,868
Genzyme Corp.*	200	16,178
Gilead Sciences, Inc.*	300	13,674
Invitrogen Corp.*	5,600	211,680
Myriad Genetics, Inc.*	100	6,488
		280,341
Chemicals (2.0%)
Air Products & Chemicals, Inc.	100	6,849
Eastman Chemical Co.	200	11,012
Hercules, Inc.	2,800	55,412
Monsanto Co.	400	39,592
Olin Corp.	300	5,820
Rohm & Haas Co.	100	7,000
The Dow Chemical Co.	900	28,602
The Mosaic Co.	300	20,406
		174,693
Commercial Services & Supplies (2.3%)
DST Systems, Inc.*	100	5,599
FTI Consulting, Inc.*	200	14,448
Global Payments, Inc.	200	8,972
H&R Block, Inc.	2,400	54,600
Pitney Bowes, Inc.	500	16,630
Republic Services, Inc.	700	20,986
Robert Half International, Inc.	100	2,475
Rollins, Inc.	300	5,694
Steelcase, Inc. Class A	300	3,225
Waste Management, Inc.	1,000	31,490
Weight Watchers International, Inc.	1,100	40,260
		204,379
Communications Equipment (1.9%)
Cisco Systems, Inc.*	3,000	67,680
Corning, Inc.	500	7,820
QUALCOMM, Inc.	2,000	85,940
Tellabs, Inc.*	300	1,218
		162,658
Computers & Peripherals (1.7%)
Apple Computer, Inc.*	200	22,732
Dell, Inc.*	1,100	18,128
Hewlett-Packard Co.	1,000	46,240
International Business Machines Corp.	500	58,480
NetApp, Inc.*	200	3,646
Teradata Corp.*	100	1,950
		151,176
Construction & Engineering (0.2%)
Fluor Corp.	300	16,710

Containers & Packaging (0.8%)
Crown Holdings, Inc.*	1,100	24,431
Owens-Illinois, Inc.*	500	14,700
Packaging Corp. of America	1,400	32,452
		71,583
Diversified Financials (6.2%)
American Capital, Ltd.	100	2,551
American Express Co.	500	17,715
Broadridge Financial Solutions, Inc.	400	6,156
Citigroup, Inc.	1,000	20,510
Discover Financial Services	400	5,528
E*TRADE Financial Corp.*	400	1,120
Fannie Mae	600	918
Federated Investors, Inc. Class B	1,000	28,850

	Number of
	Shares	Value

COMMON STOCKS
Diversified Financials
First Horizon National Corp.	103	$965
Franklin Resources, Inc.	700	61,691
Freddie Mac	300	513
Invesco, Ltd.	300	6,294
Investment Technology Group, Inc.*	600	18,258
Janus Capital Group, Inc.	800	19,424
Marshall & Ilsley Corp.	200	4,030
Merrill Lynch & Co., Inc.	300	7,590
Morgan Stanley	400	9,200
Nasdaq OMX Group, Inc.*	300	9,171
Principal Financial Group, Inc.	200	8,698
Raymond James Financial, Inc.	700	23,086
State Street Corp.	1,100	62,568
T. Rowe Price Group, Inc.	1,400	75,194
The Charles Schwab Corp.	3,200	83,200
Waddell & Reed Financial, Inc. Class A	1,700	42,075
Western Union Co.	1,100	27,137
		542,442
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	3,097	86,468
Embarq Corp.	500	20,275
FairPoint Communications, Inc.	67	581
NeuStar, Inc. Class A*	500	9,945
Qwest Communications International, Inc.	1,300	4,199
Verizon Communications, Inc.	3,300	105,897
Windstream Corp.	1,700	18,598
		245,963
Electric Utilities (1.5%)
Alliant Energy Corp.	300	9,663
Dominion Resources, Inc.	500	21,390
DPL, Inc.	100	2,480
Dynegy, Inc. Class A*	400	1,432
Edison International	500	19,950
FirstEnergy Corp.	100	6,699
NRG Energy, Inc.*	200	4,950
Ormat Technologies, Inc.	300	10,899
Public Service Enterprise Group, Inc.	900	29,511
Reliant Energy, Inc.*	200	1,470
TECO Energy, Inc.	500	7,865
Unisource Energy Corp.	500	14,595
		130,904
Electronic Equipment & Instruments (1.5%)
Energizer Holdings, Inc.*	500	40,275
FLIR Systems, Inc.*	200	7,684
Jabil Circuit, Inc.	400	3,816
Rockwell Automation, Inc.	800	29,872
Tyco Electronics, Ltd.	400	11,064
Waters Corp.*	700	40,726
		133,437
Energy Equipment & Services (3.0%)
Baker Hughes, Inc.	300	18,162
BJ Services Co.	300	5,739
Cameron International Corp.*	500	19,270
Dresser-Rand Group, Inc.*	400	12,588
FMC Technologies, Inc.*	100	4,655
Halliburton Co.	1,800	58,302
Helmerich & Payne, Inc.	300	12,957
Key Energy Services, Inc.*	300	3,480
Oceaneering International, Inc.*	200	10,664
Patterson-UTI Energy, Inc.	900	18,018
Schlumberger, Ltd.	1,100	85,899

	Number of
	Shares	Value

COMMON STOCKS
Energy Equipment & Services
Smith International, Inc.	100	$5,864
Tidewater, Inc.	100	5,536
		261,134
Food & Drug Retailing (1.2%)
CVS Caremark Corp.	100	3,366
Flowers Foods, Inc.	200	5,872
Sysco Corp.	2,200	67,826
Terra Industries, Inc.	200	5,880
The Kroger Co.	200	5,496
Walgreen Co.	400	12,384
Whole Foods Market, Inc.	100	2,003
		102,827
Food Products (3.3%)
Campbell Soup Co.	1,300	50,180
Dean Foods Co.*	500	11,680
H.J. Heinz Co.	100	4,997
Hormel Foods Corp.	300	10,884
Kraft Foods, Inc. Class A	900	29,475
McCormick & Co., Inc.	1,000	38,450
Sara Lee Corp.	100	1,263
The Hershey Co.	2,200	86,988
Wm. Wrigley Jr. Co.	700	55,580
		289,497
Forestry & Paper (0.6%)
MeadWestvaco Corp.	2,400	55,944

Gas Utilities (2.2%)
Atmos Energy Corp.	400	10,648
Kinder Morgan Management, LLC*	500	24,600
MDU Resources Group, Inc.	700	20,300
National Fuel Gas Co.	1,300	54,834
Nicor, Inc.	700	31,045
Northwest Natural Gas Co.	600	31,200
Piedmont Natural Gas Co., Inc.	300	9,588
Sempra Energy	100	5,047
Southwestern Energy Co.*	100	3,054
WGL Holdings, Inc.	100	3,245
		193,561
Healthcare Equipment & Supplies (1.5%)
Boston Scientific Corp.*	300	3,681
Covidien, Ltd.	400	21,504
Edwards Lifesciences Corp.*	700	40,432
Kinetic Concepts, Inc.*	600	17,154
Medtronic, Inc.	400	20,040
Stryker Corp.	400	24,920
Varian Medical Systems, Inc.*	100	5,713
		133,444
Healthcare Providers & Services (1.5%)
Aetna, Inc.	200	7,222
CIGNA Corp.	900	30,582
Humana, Inc.*	600	24,720
McKesson Corp.	600	32,286
Quest Diagnostics, Inc.	700	36,169
		130,979
Hotels, Restaurants & Leisure (1.0%)
Burger King Holdings, Inc.	100	2,456
McDonald’s Corp.	200	12,340
Starwood Hotels & Resorts Worldwide, Inc.	500	14,070
Tim Hortons, Inc.	1,200	35,556

	Number of
	Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	700	$22,827
		87,249
Household Durables (0.9%)
The Stanley Works	200	8,348
Tupperware Brands Corp.	1,000	27,630
Whirlpool Corp.	500	39,645
		75,623
Household Products (2.2%)
Church & Dwight Co., Inc.	800	49,672
Clorox Co.	500	31,345
Kimberly-Clark Corp.	200	12,968
The Procter & Gamble Co.	1,400	97,566
		191,551
Industrial Conglomerates (1.9%)
3M Co.	600	40,986
General Electric Co.	1,300	33,150
Honeywell International, Inc.	1,100	45,705
KBR, Inc.	100	1,527
Reynolds American, Inc.	500	24,310
Tyco International, Ltd.	500	17,510
		163,188
Insurance (5.7%)
ACE, Ltd.	600	32,478
Aflac, Inc.	2,100	123,375
American Financial Group, Inc.	700	20,650
Aon Corp.	500	22,480
Arthur J. Gallagher & Co.	900	23,094
Brown & Brown, Inc.	100	2,162
Hanover Insurance Group, Inc.	100	4,552
Loews Corp.	300	11,847
MBIA, Inc.	100	1,190
MetLife, Inc.	700	39,200
MGIC Investment Corp.	100	703
Prudential Financial, Inc.	100	7,200
Reinsurance Group of America, Inc. Class A	800	43,200
The Allstate Corp.	200	9,224
The Chubb Corp.	300	16,470
The Progressive Corp.	100	1,740
The Travelers Companies, Inc.	500	22,600
Torchmark Corp.	1,400	83,720
Unum Group	1,500	37,650
		503,535
Internet Software & Services (0.9%)
eBay, Inc.*	500	11,190
Google, Inc. Class A*	100	40,052
Sohu.com, Inc.*	100	5,575
Yahoo!, Inc.*	1,100	19,030
		75,847
IT Consulting & Services (0.5%)
Automatic Data Processing, Inc.	1,000	42,750
Unisys Corp.*	300	825
		43,575
Machinery (2.6%)
Cummins, Inc.	1,200	52,464
Danaher Corp.	600	41,640
Deere & Co.	200	9,900
Gardner Denver, Inc.*	300	10,416
Harsco Corp.	200	7,438

	Number of
	Shares	Value

COMMON STOCKS
Machinery
Illinois Tool Works, Inc.	500	$22,225
John Bean Technologies Corp.*	21	266
Joy Global, Inc.	300	13,542
PACCAR, Inc.	1,000	38,190
Parker Hannifin Corp.	550	29,150
The Manitowoc Co., Inc.	200	3,110
		228,341
Marine (0.1%)
Kirby Corp.*	200	7,588
Overseas Shipholding Group, Inc.	100	5,831
		13,419
Media (2.0%)
Cablevision Systems Corp. Group A	200	5,032
CBS Corp. Class B	500	7,290
Comcast Corp. Class A	900	17,667
DISH Network Corp. Class A*	300	6,300
John Wiley & Sons, Inc. Class A	300	12,135
Liberty Media Corp. - Capital Series A*	2,400	32,112
News Corp. Class A	900	10,791
Omnicom Group, Inc.	400	15,424
Regal Entertainment Group Class A	2,600	41,028
Scripps Networks Interactive Class A	100	3,631
The Interpublic Group of Companies, Inc.*	100	775
The New York Times Co. Class A	100	1,429
The Walt Disney Co.	600	18,414
		172,028
Metals & Mining (1.3%)
AK Steel Holding Corp.	300	7,776
Alcoa, Inc.	600	13,548
Alpha Natural Resources, Inc.*	300	15,429
Arch Coal, Inc.	400	13,156
Freeport-McMoRan Copper & Gold, Inc.	2	114
Massey Energy Co.	100	3,567
Newmont Mining Corp.	300	11,628
Nucor Corp.	700	27,650
Peabody Energy Corp.	400	18,000
Southern Copper Corp.	100	1,908
Worthington Industries, Inc.	100	1,494
		114,270
Multi-Utilities (0.2%)
Duke Energy Corp.	900	15,687
Westar Energy, Inc.	100	2,304
		17,991
Multiline Retail (2.3%)
Big Lots, Inc.*	700	19,481
BJ’s Wholesale Club, Inc.*	300	11,658
Costco Wholesale Corp.	800	51,944
Dollar Tree, Inc.*	400	14,544
Family Dollar Stores, Inc.	1,200	28,440
Target Corp.	500	24,525
Wal-Mart Stores, Inc.	900	53,901
		204,493
Oil & Gas (6.4%)
Apache Corp.	100	10,428
Chevron Corp.	1,000	82,480
Cimarex Energy Co.	300	14,673
ConocoPhillips	488	35,746
Devon Energy Corp.	200	18,240
Enbridge Energy Partners, LP	100	3,978

	Number of
	Shares	Value

COMMON STOCKS
Oil & Gas
Exxon Mobil Corp.	3,700	$287,342
Occidental Petroleum Corp.	500	35,225
Range Resources Corp.	200	8,574
Stone Energy Corp.*	200	8,466
Tesoro Corp.	100	1,649
The Williams Companies, Inc.	700	16,555
Transocean, Inc.*	200	21,968
W&T Offshore, Inc.	500	13,645
		558,969
Personal Products (0.2%)
Alberto-Culver Co.	600	16,344
Avon Products, Inc.	100	4,157
		20,501
Pharmaceuticals (3.6%)
Abbott Laboratories	500	28,790
Bristol-Myers Squibb Co.	1,900	39,615
Eli Lilly & Co.	1,400	61,642
Forest Laboratories, Inc.*	900	25,452
Johnson & Johnson	500	34,640
Medco Health Solutions, Inc.*	100	4,500
Merck & Co., Inc.	1,200	37,872
Mylan, Inc.*	100	1,142
Pfizer, Inc.	3,700	68,228
Valeant Pharmaceuticals International*	300	6,141
Watson Pharmaceuticals, Inc.*	200	5,700
		313,722
Real Estate (1.1%)
Boston Properties, Inc.	100	9,366
Developers Diversified Realty Corp.	100	3,169
Equity Residential	200	8,882
General Growth Properties, Inc.	200	3,020
HCP, Inc.	200	8,026
Host Hotels & Resorts, Inc.	400	5,316
Kimco Realty Corp.	200	7,388
Plum Creek Timber Co., Inc.	100	4,986
ProLogis	200	8,254
Public Storage	100	9,901
Simon Property Group, Inc.	200	19,400
Vornado Realty Trust	100	9,095
		96,803
Road & Rail (0.4%)
GATX Corp.	800	31,656

Semiconductor Equipment & Products (3.3%)
Advanced Micro Devices, Inc.*	500	2,625
Analog Devices, Inc.	2,000	52,700
Applied Materials, Inc.	900	13,617
Intel Corp.	7,100	132,983
Linear Technology Corp.	100	3,066
MEMC Electronic Materials, Inc.*	300	8,478
Microchip Technology, Inc.	600	17,658
Micron Technology, Inc.*	600	2,430
QLogic Corp.*	1,100	16,896
STMicroelectronics NV NY Shares	300	3,054
Texas Instruments, Inc.	1,500	32,250
		285,757
Software (3.2%)
BMC Software, Inc.*	1,800	51,534
CA, Inc.	300	5,988
Compuware Corp.*	300	2,907
Electronic Arts, Inc.*	200	7,398

	Number of
	Shares	Value

COMMON STOCKS
Software
Microsoft Corp.	6,900	$184,161
Oracle Corp.*	1,300	26,403
		278,391
Specialty Retail (6.1%)
Abercrombie & Fitch Co. Class A	200	7,890
Advance Auto Parts, Inc.	400	15,864
Aeropostale, Inc.*	100	3,211
AutoNation, Inc.*	100	1,124
AutoZone, Inc.*	200	24,668
Best Buy Co., Inc.	1,100	41,250
Foot Locker, Inc.	1,600	25,856
GameStop Corp. Class A*	500	17,105
Limited Brands, Inc.	600	10,392
Lowe’s Companies, Inc.	600	14,214
RadioShack Corp.	2,100	36,288
Ross Stores, Inc.	2,200	80,982
The Gap, Inc.	10,600	188,468
The Home Depot, Inc.	600	15,534
The TJX Companies, Inc.	1,600	48,832
Urban Outfitters, Inc.*	100	3,187
		534,865
Textiles & Apparel (0.7%)
Jones Apparel Group, Inc.	100	1,851
NIKE, Inc. Class B	900	60,210
		62,061
Tobacco (2.8%)
Altria Group, Inc.	7,100	140,864
Lorillard, Inc.	100	7,115
Philip Morris International, Inc.	1,700	81,770
UST, Inc.	200	13,308
		243,057
TOTAL COMMON STOCKS (Cost $9,348,048)		8,797,287

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $9,348,048)		8,797,287

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(37,610)

NET ASSETS (100.0%)		$8,759,677

*      Non-income producing security.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$8,797,287	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$8,797,287	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $9,348,048, $561,031, $(1,111,792) and $(550,761), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (100.3%)
Aerospace & Defense (1.1%)
General Dynamics Corp.	500	$36,810
Goodrich Corp.§	700	29,120
L-3 Communications Holdings, Inc.§	100	9,832
Northrop Grumman Corp.	800	48,432
Raytheon Co.§	900	48,159
The Boeing Co.	1,000	57,350
TransDigm Group, Inc.*§	100	3,423
United Technologies Corp.	1,200	72,072
		305,198
Air Freight & Couriers (0.2%)
FedEx Corp.	200	15,808
United Parcel Service, Inc. Class B	400	25,156
		40,964
Airlines (0.5%)
AMR Corp.*§	300	2,946
Continental Airlines, Inc. Class B*§	800	13,344
Delta Air Lines, Inc.*§	300	2,235
Northwest Airlines Corp.*	400	3,612
Southwest Airlines Co.§	7,100	103,021
		125,158
Auto Components (0.5%)
Autoliv, Inc.§	600	20,250
BorgWarner, Inc.	2,200	72,094
Johnson Controls, Inc.§	1,500	45,495
TRW Automotive Holdings Corp.*§	100	1,591
		139,430
Automobiles (0.3%)
Avis Budget Group, Inc.*§	3,000	17,220
Ford Motor Co.*§	9,900	51,480
General Motors Corp.§	2,400	22,680
Hertz Global Holdings, Inc.*§	475	3,596
		94,976
Banks (9.1%)
Astoria Financial Corp.	8,900	184,497
BancorpSouth, Inc.§	5,300	149,089
Bank of America Corp.§	14,043	491,505
Bank of Hawaii Corp.§	2,800	149,660
Bank of New York Mellon Corp.	3,400	110,772
BB&T Corp.§	2,000	75,600
Cullen/Frost Bankers, Inc.	1,700	102,000
Fifth Third Bancorp§	1,100	13,090
First BanCorp.§	300	3,318
Hudson City Bancorp, Inc.§	10,200	188,190
Huntington Bancshares, Inc.§	500	3,995
KeyCorp§	100	1,194
National City Corp.§	3,674	6,429
New York Community Bancorp, Inc.§	1,500	25,185
Northern Trust Corp.	2,600	187,720
Old National Bancorp§	500	10,010
Popular, Inc.§	1,300	10,777
Provident Financial Services, Inc.§	1,900	31,369
Regions Financial Corp.§	3,400	32,640
SunTrust Banks, Inc.§	3,500	157,465
Synovus Financial Corp.§	1,100	11,385
TCF Financial Corp.§	500	9,000
U.S. Bancorp§	4,500	162,090
Valley National Bancorp§	7,500	157,200
Washington Mutual, Inc.§	6,300	517

	Number of
	Shares	Value

COMMON STOCKS
Banks
Wells Fargo & Co.§	5,100	$191,403
Zions Bancorporation§	200	7,740
		2,473,840
Beverages (3.9%)
Anheuser-Busch Companies, Inc.	2,000	129,760
Brown-Forman Corp. Class B	300	21,543
Dr. Pepper Snapple Group, Inc.*	1,200	31,776
PepsiAmericas, Inc.	20,200	418,544
PepsiCo, Inc.	500	35,635
The Coca-Cola Co.	1,600	84,608
The Pepsi Bottling Group, Inc.	11,600	338,372
		1,060,238
Biotechnology (2.3%)
Biogen Idec, Inc.*§	500	25,145
Invitrogen Corp.*§	15,300	578,340
Myriad Genetics, Inc.*§	400	25,952
		629,437
Building Products (0.0%)
USG Corp.*§	200	5,120

Chemicals (1.5%)
Air Products & Chemicals, Inc.	400	27,396
E.I. du Pont de Nemours & Co.	600	24,180
Huntsman Corp.	300	3,780
Lubrizol Corp.§	1,500	64,710
Monsanto Co.	200	19,796
Olin Corp.§	3,300	64,020
Praxair, Inc.	900	64,566
The Dow Chemical Co.§	3,800	120,764
The Mosaic Co.	400	27,208
		416,420
Commercial Services & Supplies (1.9%)
FTI Consulting, Inc.*§	500	36,120
Global Payments, Inc.	400	17,944
H&R Block, Inc.	6,300	143,325
Pitney Bowes, Inc.	200	6,652
Republic Services, Inc.§	2,200	65,956
Robert Half International, Inc.§	400	9,900
Rollins, Inc.§	2,600	49,348
Waste Management, Inc.§	4,100	129,109
Weight Watchers International, Inc.§	2,000	73,200
		531,554
Communications Equipment (0.4%)
Cisco Systems, Inc.*	900	20,304
Corning, Inc.	700	10,948
Motorola, Inc.	1,600	11,424
QUALCOMM, Inc.	1,400	60,158
		102,834
Computers & Peripherals (0.7%)
Dell, Inc.*	200	3,296
Hewlett-Packard Co.	500	23,120
International Business Machines Corp.	300	35,088
Lexmark International, Inc. Class A*§	2,800	91,196
NetApp, Inc.*§	200	3,646
Seagate Technology§	1,100	13,332
Western Digital Corp.*§	600	12,792
		182,470

	Number of
	Shares	Value

COMMON STOCKS
Construction Materials (0.1%)
Vulcan Materials Co.§	200	$14,900

Containers & Packaging (0.7%)
Ball Corp.	400	15,796
Packaging Corp. of America§	6,200	143,716
Smurfit-Stone Container Corp.*§	900	4,230
Sonoco Products Co.	500	14,840
Temple-Inland, Inc.§	1,000	15,260
		193,842
Diversified Financials (5.4%)
Allied Capital Corp.§	600	6,480
American Capital, Ltd.§	900	22,959
American Express Co.	1,400	49,602
AmeriCredit Corp.*§	300	3,039
BlackRock, Inc.§	100	19,450
Broadridge Financial Solutions, Inc.	1,400	21,546
Capital One Financial Corp.§	225	11,475
CIT Group, Inc.§	6,400	44,544
Citigroup, Inc.§	15,100	309,701
Discover Financial Services§	1,600	22,112
E*TRADE Financial Corp.*§	1,500	4,200
Fannie Mae§	3,300	5,049
Federated Investors, Inc. Class B	2,200	63,470
First Horizon National Corp.§	618	5,788
Franklin Resources, Inc.§	700	61,691
Freddie Mac§	700	1,197
Invesco, Ltd.§	1,400	29,372
Investment Technology Group, Inc.*	200	6,086
Janus Capital Group, Inc.§	400	9,712
Jefferies Group, Inc.§	400	8,960
JPMorgan Chase & Co.	2,200	102,740
Marshall & Ilsley Corp.§	1,100	22,165
Merrill Lynch & Co., Inc.	600	15,180
MF Global, Ltd.*§	100	434
Morgan Stanley§	1,425	32,775
Nasdaq OMX Group, Inc.*§	1,900	58,083
Nelnet, Inc. Class A§	100	1,420
Principal Financial Group, Inc.§	700	30,443
Raymond James Financial, Inc.§	1,700	56,066
SLM Corp.*§	100	1,234
State Street Corp.	800	45,504
T. Rowe Price Group, Inc.§	1,400	75,194
The Charles Schwab Corp.	3,200	83,200
The Goldman Sachs Group, Inc.§	500	64,000
Waddell & Reed Financial, Inc. Class A	7,400	183,150
Western Union Co.	200	4,934
		1,482,955
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	8,712	243,239
Embarq Corp.§	700	28,385
FairPoint Communications, Inc.§	56	486
NeuStar, Inc. Class A*§	1,800	35,802
Qwest Communications International, Inc.§	3,900	12,597
Sprint Nextel Corp.§	1,700	10,370
Time Warner Cable, Inc. Class A*§	700	16,940
Verizon Communications, Inc.	14,700	471,723
Windstream Corp.§	4,000	43,760
		863,302
Electric Utilities (2.7%)
Alliant Energy Corp.	4,500	144,945
Cleco Corp.§	1,300	32,825
Dominion Resources, Inc.§	1,600	68,448
DPL, Inc.§	1,900	47,120

	Number of
	Shares	Value

COMMON STOCKS
Electric Utilities
Edison International	1,600	$63,840
Entergy Corp.	500	44,505
FirstEnergy Corp.	200	13,398
FPL Group, Inc.§	1,400	70,420
Mirant Corp.*§	700	12,803
NSTAR§	300	10,050
Ormat Technologies, Inc.§	1,300	47,229
Pepco Holdings, Inc.§	2,900	66,439
PG&E Corp.§	1,600	59,920
Public Service Enterprise Group, Inc.	1,600	52,464
Puget Energy, Inc.	500	13,350
		747,756
Electronic Equipment & Instruments (0.9%)
Energizer Holdings, Inc.*§	500	40,275
FLIR Systems, Inc.*§	1,000	38,420
Jabil Circuit, Inc.	500	4,770
Thermo Fisher Scientific, Inc.*	500	27,500
Tyco Electronics, Ltd.	1,500	41,490
Waters Corp.*	1,400	81,452
		233,907
Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.*§	400	14,560
Baker Hughes, Inc.	600	36,324
Cameron International Corp.*§	1,100	42,394
Dresser-Rand Group, Inc.*§	800	25,176
ENSCO International, Inc.	51	2,939
Halliburton Co.§	2,300	74,497
Helmerich & Payne, Inc.	1,300	56,147
Key Energy Services, Inc.*	2,300	26,680
Oceaneering International, Inc.*§	400	21,328
Patterson-UTI Energy, Inc.§	2,300	46,046
RPC, Inc.§	200	2,812
Schlumberger, Ltd.§	700	54,663
Smith International, Inc.§	62	3,636
Superior Energy Services, Inc.*	400	12,456
Tidewater, Inc.§	500	27,680
		447,338
Food & Drug Retailing (1.8%)
CVS Caremark Corp.§	200	6,732
Flowers Foods, Inc.§	8,700	255,432
Rite Aid Corp.*§	2,900	2,436
Safeway, Inc.§	900	21,348
SUPERVALU, Inc.§	200	4,340
Sysco Corp.§	4,600	141,818
Terra Industries, Inc.	600	17,640
The Kroger Co.§	1,900	52,212
		501,958
Food Products (5.7%)
Bunge, Ltd.	600	37,908
Campbell Soup Co.	8,700	335,820
Corn Products International, Inc.§	1,700	54,876
Dean Foods Co.*§	1,900	44,384
Del Monte Foods Co.	1,600	12,480
General Mills, Inc.	1,700	116,824
H.J. Heinz Co.	100	4,997
Hormel Foods Corp.§	1,300	47,164
Kellogg Co.§	1,400	78,540
Kraft Foods, Inc. Class A	3,800	124,450
McCormick & Co., Inc.	8,800	338,360
Sara Lee Corp.§	900	11,367
Sensient Technologies Corp.	200	5,626

	Number of
	Shares	Value

COMMON STOCKS
Food Products
The Hershey Co.§	5,000	$197,700
Unilever NV NY Shares	500	14,035
Wm. Wrigley Jr. Co.	1,600	127,040
		1,551,571
Forestry & Paper (0.5%)
Louisiana-Pacific Corp.§	100	930
MeadWestvaco Corp.§	5,900	137,529
		138,459
Gas Utilities (1.8%)
Atmos Energy Corp.	4,700	125,114
Kinder Morgan Management, LLC.*	300	14,760
MDU Resources Group, Inc.	3,300	95,700
National Fuel Gas Co.§	2,700	113,886
Nicor, Inc.§	200	8,870
Northwest Natural Gas Co.§	1,100	57,200
Piedmont Natural Gas Co., Inc.§	900	28,764
Southwestern Energy Co.*	1,700	51,918
WGL Holdings, Inc.§	100	3,245
		499,457
Healthcare Equipment & Supplies (1.1%)
Boston Scientific Corp.*	2,800	34,356
Covidien, Ltd.	1,500	80,640
Edwards Lifesciences Corp.*§	1,100	63,536
Hill-Rom Holdings, Inc.§	200	6,062
Kinetic Concepts, Inc.*§	1,400	40,026
STERIS Corp.	700	26,306
Stryker Corp.§	500	31,150
Varian Medical Systems, Inc.*	400	22,852
		304,928
Healthcare Providers & Services (1.2%)
Aetna, Inc.	800	28,888
AmerisourceBergen Corp.	500	18,825
Cardinal Health, Inc.	100	4,928
CIGNA Corp.	1,900	64,562
Community Health Systems, Inc.*§	300	8,793
Covance, Inc.*§	200	17,682
Humana, Inc.*	300	12,360
Kindred Healthcare, Inc.*	500	13,785
LifePoint Hospitals, Inc.*§	100	3,214
McKesson Corp.	200	10,762
Omnicare, Inc.§	100	2,877
Owens & Minor, Inc.§	1,200	58,200
Quest Diagnostics, Inc.	1,400	72,338
UnitedHealth Group, Inc.	100	2,539
WellCare Health Plans, Inc.*	200	7,200
WellPoint, Inc.*	71	3,321
		330,274
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.§	500	17,675
CEC Entertainment, Inc.*§	200	6,640
McDonald’s Corp.	1,300	80,210
Royal Caribbean Cruises, Ltd.§	600	12,450
Tim Hortons, Inc.§	3,200	94,816
Wendy’s/Arby’s Group, Inc. Class A§	425	2,235
Yum! Brands, Inc.	300	9,783
		223,809
Household Durables (0.7%)
D.R. Horton, Inc.§	200	2,604
Leggett & Platt, Inc.§	300	6,537

	Number of
	Shares	Value

COMMON STOCKS
Household Durables
Lennar Corp. Class A§	200	$3,038
Mohawk Industries, Inc.*§	100	6,739
NVR, Inc.*§	100	57,200
Snap-on, Inc.§	400	21,064
The Stanley Works§	300	12,522
Tupperware Brands Corp.§	2,900	80,127
		189,831
Household Products (1.9%)
Church & Dwight Co., Inc.§	2,400	149,016
Clorox Co.§	500	31,345
Colgate-Palmolive Co.	600	45,210
The Procter & Gamble Co.	4,400	306,636
		532,207
Industrial Conglomerates (2.0%)
3M Co.	500	34,155
General Electric Co.	17,000	433,500
KBR, Inc.	500	7,635
Reynolds American, Inc.§	400	19,448
Textron, Inc.	500	14,640
Tyco International, Ltd.	1,100	38,522
		547,900
Insurance (10.0%)
ACE, Ltd.	1,000	54,130
Aflac, Inc.	4,900	287,875
Ambac Financial Group, Inc.§	1,200	2,796
American Financial Group, Inc.	7,600	224,200
American International Group, Inc.§	3,400	11,322
Aon Corp.	200	8,992
Arch Capital Group, Ltd.*	500	36,515
Arthur J. Gallagher & Co.§	5,200	133,432
Assurant, Inc.	1,900	104,500
Axis Capital Holdings, Ltd.	500	15,855
Brown & Brown, Inc.§	100	2,162
CNA Financial Corp.	2,500	65,600
Endurance Specialty Holdings, Ltd.	1,000	30,920
Everest Re Group, Ltd.	300	25,959
Fidelity National Financial, Inc. Class A§	200	2,940
First American Corp.§	100	2,950
Genworth Financial, Inc. Class A	2,100	18,081
Hanover Insurance Group, Inc.	1,200	54,624
Hartford Financial Services Group, Inc.§	500	20,495
HCC Insurance Holdings, Inc.	300	8,100
Leucadia National Corp.§	100	4,544
Lincoln National Corp.§	1,000	42,810
Loews Corp.	1,200	47,388
MBIA, Inc.§	1,100	13,090
MetLife, Inc.§	2,400	134,400
MGIC Investment Corp.§	600	4,218
PartnerRe, Ltd.§	200	13,618
Protective Life Corp.	300	8,553
Prudential Financial, Inc.	1,400	100,800
Radian Group, Inc.§	200	1,008
Reinsurance Group of America, Inc. Class A§	6,900	372,600
RenaissanceRe Holdings, Ltd.	600	31,200
StanCorp Financial Group, Inc.§	700	36,400
The Allstate Corp.	500	23,060
The Chubb Corp.	1,400	76,860
The Progressive Corp.§	1,400	24,360
The Travelers Companies, Inc.	600	27,120
Torchmark Corp.§	8,400	502,320
Transatlantic Holdings, Inc.	600	32,610
Unum Group§	200	5,020

	Number of
	Shares	Value

COMMON STOCKS
Insurance
W.R. Berkley Corp.	4,300	$101,265
XL Capital, Ltd. Class A§	704	12,630
		2,727,322
Internet Software & Services (0.3%)
McAfee, Inc.*§	1,700	57,732
Sohu.com, Inc.*§	400	22,300
		80,032
IT Consulting & Services (0.1%)
Automatic Data Processing, Inc.	800	34,200
SAIC, Inc.*	300	6,069
		40,269
Leisure Equipment & Products (0.1%)
Mattel, Inc.	1,900	34,276

Machinery (1.8%)
Cummins, Inc.§	2,700	118,044
Deere & Co.	100	4,950
Dover Corp.	2,700	109,485
Eaton Corp.	500	28,090
Gardner Denver, Inc.*	700	24,304
Harsco Corp.	100	3,719
Illinois Tool Works, Inc.§	1,000	44,450
Kennametal, Inc.	1,400	37,968
Parker Hannifin Corp.§	1,300	68,900
Reliance Steel & Aluminum Co.§	600	22,782
The Manitowoc Co., Inc.§	300	4,665
The Timken Co.	1,000	28,350
		495,707
Marine (0.5%)
Kirby Corp.*§	2,600	98,644
Overseas Shipholding Group, Inc.§	500	29,155
		127,799
Media (1.8%)
Cablevision Systems Corp. Group A	1,400	35,224
Comcast Corp. Class A§	900	17,667
DISH Network Corp. Class A*	700	14,700
Idearc, Inc.§	300	375
John Wiley & Sons, Inc. Class A§	900	36,405
News Corp. Class A	1,900	22,781
News Corp. Class B§	6,100	74,115
Omnicom Group, Inc.	1,000	38,560
Regal Entertainment Group Class A§	5,000	78,900
Scripps Networks Interactive Class A§	400	14,524
The E.W. Scripps Co. Class A§	166	1,174
The Interpublic Group of Companies, Inc.*§	1,400	10,850
The New York Times Co. Class A§	500	7,145
The Walt Disney Co.	1,700	52,173
Time Warner, Inc.§	4,900	64,239
Viacom, Inc. Class A*§	100	2,486
Virgin Media, Inc.	1,300	10,270
		481,588
Metals & Mining (1.0%)
AK Steel Holding Corp.§	500	12,960
Alcoa, Inc.	800	18,064
Alpha Natural Resources, Inc.*§	1,300	66,859
Arch Coal, Inc.§	900	29,601
Freeport-McMoRan Copper & Gold, Inc.§	100	5,685
Massey Energy Co.§	800	28,536
Nucor Corp.§	300	11,850
Peabody Energy Corp.	1,100	49,500

	Number of
	Shares	Value

COMMON STOCKS
Metals & Mining
Southern Copper Corp.§	1,400	$26,712
Stillwater Mining Co.*§	300	1,743
Worthington Industries, Inc.§	600	8,964
		260,474
Multi-Utilities (0.2%)
Duke Energy Corp.	3,000	52,290

Multiline Retail (2.0%)
Big Lots, Inc.*§	2,100	58,443
BJ’s Wholesale Club, Inc.*§	1,600	62,176
Costco Wholesale Corp.§	1,400	90,902
Dollar Tree, Inc.*	1,100	39,996
Family Dollar Stores, Inc.§	7,800	184,860
Saks, Inc.*§	300	2,775
Sears Holdings Corp.*§	200	18,700
Wal-Mart Stores, Inc.	1,400	83,846
		541,698
Oil & Gas (7.7%)
Anadarko Petroleum Corp.§	800	38,808
Bill Barrett Corp.*	1,000	32,110
Chesapeake Energy Corp.§	400	14,344
Chevron Corp.§	3,500	288,680
Cimarex Energy Co.§	300	14,673
Comstock Resources, Inc.*	200	10,010
ConocoPhillips	1,304	95,518
Devon Energy Corp.	700	63,840
El Paso Corp.§	4,200	53,592
Enbridge Energy Partners, LP§	100	3,978
Encore Acquisition Co.*§	300	12,534
Enterprise Products Partners LP	500	12,885
EOG Resources, Inc.§	400	35,784
Exxon Mobil Corp.§	13,100	1,017,346
Frontier Oil Corp.§	1,600	29,472
Goodrich Petroleum Corp.*§	500	21,795
Marathon Oil Corp.	1,400	55,818
Mariner Energy, Inc.*	300	6,150
MarkWest Energy Partners, LP	100	2,528
Occidental Petroleum Corp.	1,300	91,585
Petro-Canada	100	3,353
Pioneer Natural Resources Co.§	100	5,228
Stone Energy Corp.*§	1,200	50,796
Teekay Corp.§	100	2,638
Tesoro Corp.§	200	3,298
Valero Energy Corp.	478	14,483
W&T Offshore, Inc.§	4,300	117,347
Whiting Petroleum Corp.*	200	14,252
		2,112,845
Paper & Forest Products (0.2%)
International Paper Co.§	1,600	41,888
Rayonier, Inc.§	300	14,205
		56,093
Personal Products (0.4%)
Alberto-Culver Co.	3,100	84,444
Avon Products, Inc.§	400	16,628
Sally Beauty Holdings, Inc.*§	200	1,720
		102,792
Pharmaceuticals (5.4%)
Abbott Laboratories	500	28,790
Allergan, Inc.	500	25,750
Barr Pharmaceuticals, Inc.*	400	26,120
Eli Lilly & Co.	1,700	74,851

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals
Forest Laboratories, Inc.*	400	$11,312
Johnson & Johnson	1,400	96,992
King Pharmaceuticals, Inc.*§	200	1,916
Medco Health Solutions, Inc.*	100	4,500
Merck & Co., Inc.	3,000	94,680
Mylan, Inc.*§	800	9,136
Pfizer, Inc.	51,000	940,440
Sepracor, Inc.*§	900	16,479
Valeant Pharmaceuticals International*§	1,600	32,752
Watson Pharmaceuticals, Inc.*	4,000	114,000
		1,477,718
Real Estate (2.7%)
Alexandria Real Estate Equities, Inc.§	100	11,250
AMB Property Corp.§	400	18,120
Annaly Capital Management, Inc.	2,800	37,660
Apartment Investment & Management Co. Class A§	25	875
AvalonBay Communities, Inc.	300	29,526
Boston Properties, Inc.§	500	46,830
BRE Properties, Inc.	200	9,800
Developers Diversified Realty Corp.§	500	15,845
Douglas Emmett, Inc.	600	13,842
Duke Realty Corp.	700	17,206
Equity Residential§	1,300	57,733
Federal Realty Investment Trust§	200	17,120
HCP, Inc.§	1,100	44,143
Health Care REIT, Inc.§	400	21,292
Host Hotels & Resorts, Inc.§	2,700	35,883
iStar Financial, Inc.§	500	1,300
Jones Lang LaSalle, Inc.§	400	17,392
Kimco Realty Corp.§	1,000	36,940
Liberty Property Trust	400	15,060
Nationwide Health Properties, Inc.§	400	14,392
Plum Creek Timber Co., Inc.§	600	29,916
ProLogis§	1,300	53,651
Public Storage§	600	59,406
Regency Centers Corp.§	300	20,007
SL Green Realty Corp.§	200	12,960
UDR, Inc.§	600	15,690
Ventas, Inc.§	500	24,710
Vornado Realty Trust§	600	54,570
Weingarten Realty Investors§	400	14,268
		747,387
Road & Rail (0.7%)
CSX Corp.§	500	27,285
GATX Corp.	2,600	102,882
Norfolk Southern Corp.	400	26,484
Pacer International, Inc.§	1,900	31,293
		187,944
Semiconductor Equipment & Products (2.1%)
Advanced Micro Devices, Inc.*§	1,100	5,775
Analog Devices, Inc.	1,800	47,430
Cree, Inc.*§	200	4,556
Intel Corp.§	7,000	131,110
International Rectifier Corp.*	100	1,902
Microchip Technology, Inc.§	1,300	38,259
Micron Technology, Inc.*	3,200	12,960
QLogic Corp.*§	18,200	279,552
STMicroelectronics NV NY Shares§	400	4,072
Texas Instruments, Inc.	1,600	34,400
		560,016

	Number of
	Shares	Value

COMMON STOCKS
Software (0.3%)
Amdocs, Ltd.*	500	$13,690
BMC Software, Inc.*	900	25,767
CA, Inc.§	700	13,972
Oracle Corp.*	600	12,186
Symantec Corp.*	500	9,790
		75,405
Specialty Retail (5.8%)
Aaron Rents, Inc.§	1,200	32,484
Advance Auto Parts, Inc.§	3,100	122,946
Aeropostale, Inc.*§	700	22,477
AnnTaylor Stores Corp.*§	1,200	24,768
AutoNation, Inc.*§	100	1,124
Circuit City Stores, Inc.§	200	152
Foot Locker, Inc.§	8,000	129,280
GameStop Corp. Class A*§	2,800	95,788
Limited Brands, Inc.§	900	15,588
Lowe’s Companies, Inc.	700	16,583
RadioShack Corp.§	15,300	264,384
Rent-A-Center, Inc.*§	100	2,228
Ross Stores, Inc.§	4,300	158,283
The Gap, Inc.§	33,100	588,518
The Home Depot, Inc.	1,700	44,013
The TJX Companies, Inc.§	1,900	57,988
United Rentals, Inc.*§	200	3,048
Williams-Sonoma, Inc.§	100	1,618
		1,581,270
Textiles & Apparel (0.4%)
Coach, Inc.*	200	5,008
Jones Apparel Group, Inc.	2,400	44,424
Liz Claiborne, Inc.§	451	7,410
NIKE, Inc. Class B§	900	60,210
		117,052
Tobacco (2.3%)
Altria Group, Inc.	30,900	613,056
Lorillard, Inc.	300	21,345
		634,401
Water Utilities (0.0%)
Aqua America, Inc.§	200	3,556

TOTAL COMMON STOCKS (Cost $29,316,136)		27,409,967

SHORT-TERM INVESTMENT (31.1%)
State Street Navigator Prime Portfolio§§ (Cost $8,487,650)	8,487,650	8,487,650

TOTAL INVESTMENTS AT VALUE (131.4%) (Cost $37,803,786)		35,897,617

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.4%)		(8,587,880)

NET ASSETS (100.0%)		$27,309,737

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$35,897,617	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$35,897,617	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $37,803,786, $1,383,414, $(3,289,583) and $(1,906,169), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — International Focus Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (97.9%)
Australia (1.0%)
Banks (1.0%)
Westpac Banking Corp.	36,190	$640,276
TOTAL AUSTRALIA		640,276
Belgium (1.3%)
Metals & Mining (1.3%)
Umicore	25,916	798,548
TOTAL BELGIUM		798,548
Bermuda (1.5%)
Marine (0.9%)
Dockwise Ltd.*	305,858	575,428
Real Estate (0.6%)
Hiscox, Ltd.	92,016	405,586
TOTAL BERMUDA		981,014
Canada (0.5%)
Energy Equipment & Services (0.5%)
Pason Systems, Inc.	24,749	304,940
TOTAL CANADA		304,940
Denmark (1.3%)
Electronic Equipment & Instruments (1.3%)
Vestas Wind Systems A/S*	9,735	847,830
TOTAL DENMARK		847,830
Finland (0.8%)
Diversified Telecommunication Services (0.8%)
Nokia Oyj	26,445	492,134
TOTAL FINLAND		492,134
France (9.2%)
Banks (3.6%)
BNP Paribas§	13,515	1,287,222
Societe Generale	11,030	988,604
		2,275,826
Insurance (1.3%)
Axa§	24,912	813,654
Media (1.0%)
Vivendi SA	20,194	631,680
Metals & Mining (0.8%)
Vallourec SA	2,465	530,702
Pharmaceuticals (1.1%)
Sanofi-Aventis	10,998	721,451
Textiles & Apparel (1.4%)
LVMH Moet Hennessy Louis Vuitton SA§	10,089	883,768
TOTAL FRANCE		5,857,081
Germany (11.5%)
Automotive (1.2%)
Daimler AG	6,037	299,084
Volkswagen AG	1,153	450,788
		749,872
Biotechnology (1.5%)
MorphoSys AG*	15,367	937,565
Chemicals (2.0%)
BASF SE	15,164	721,348
K+S AG	8,208	567,838
		1,289,186

	Number of
	Shares	Value

COMMON STOCKS
Germany
Electric Utilities (3.0%)
E.ON AG	38,258	$1,921,479
Electronic Equipment & Instruments (1.8%)
Norddeutsche Affinerie AG§	27,888	1,176,068
Multi-Utilities (2.0%)
RWE AG	13,213	1,256,864
TOTAL GERMANY		7,331,034
Hong Kong (1.1%)
Wireless Telecommunication Services (1.1%)
China Mobile, Ltd.	69,758	698,858
TOTAL HONG KONG		698,858
India (1.6%)
Diversified Telecommunication Services (1.6%)
Bharti Airtel, Ltd.*	58,176	986,937
TOTAL INDIA		986,937
Israel (1.5%)
Pharmaceuticals (1.5%)
Teva Pharmaceutical Industries, Ltd. ADR§	21,306	975,602
TOTAL ISRAEL		975,602
Italy (3.7%)
Banks (2.5%)
Intesa Sanpaolo	248,528	1,363,741
UniCredito Italiano SpA	62,008	231,350
		1,595,091
Oil & Gas (1.2%)
Eni SpA	28,454	752,516
TOTAL ITALY		2,347,607
Japan (20.0%)
Automobiles (1.9%)
Honda Motor Co., Ltd.	10,700	325,141
Toyota Motor Corp.	20,820	891,700
		1,216,841
Banks (5.7%)
Mitsubishi UFJ Financial Group, Inc.	93,156	813,797
Mizuho Financial Group, Inc.	274	1,200,387
The Bank of Kyoto, Ltd.	79,820	816,121
The Bank of Yokohama, Ltd.§	156,064	774,432
		3,604,737
Chemicals (1.4%)
Shin-Etsu Chemical Co., Ltd.	18,252	869,448
Diversified Financials (1.7%)
Daiwa Securities Group, Inc.§	148,692	1,084,971
Electronic Equipment & Instruments (1.4%)
Omron Corp.§	56,079	872,033
Food & Drug Retailing (1.6%)
Seven & I Holdings Co., Ltd.§	35,000	1,007,346
Household Durables (1.4%)
Sony Corp.	28,900	892,802
Machinery (1.3%)
Komatsu, Ltd.	51,538	845,264
Road & Rail (1.3%)
Central Japan Railway Co.	90	850,175
Specialty Retail (2.3%)
Yamada Denki Co., Ltd.§	19,715	1,497,049
TOTAL JAPAN		12,740,666

	Number of
	Shares	Value
COMMON STOCKS
Mexico (1.4%)
Wireless Telecommunication Services (1.4%)
America Movil SAB de CV ADR Series L	19,471	$902,676
TOTAL MEXICO		902,676
Netherlands (9.3%)
Chemicals (1.5%)
Koninklijke DSM NV	20,368	961,243
Energy Equipment & Services (1.2%)
Fugro NV	5,396	317,934
SBM Offshore NV*§	20,973	447,990
		765,924
Food Products (1.3%)
Nutreco Holding NV	17,316	813,286
Household Durables (1.6%)
Koninklijke (Royal) Philips Electronics NV	36,866	998,031
Insurance (1.0%)
AEGON NV	69,837	616,487
IT Consulting & Services (1.4%)
Exact Holding NV	34,403	887,305
Transportation Infrastructure (1.3%)
Koninklijke Boskalis Westminster NV	18,119	856,920
TOTAL NETHERLANDS		5,899,196
Norway (2.9%)
Banks (1.3%)
DnB NOR ASA	108,694	837,898
Energy Equipment & Services (0.4%)
Sevan Marine ASA*§	58,394	239,665
Oil & Gas (1.2%)
DNO International ASA*§	295,017	273,364
Petroleum Geo-Services ASA*	39,229	482,862
		756,226
TOTAL NORWAY		1,833,789
Singapore (2.5%)
Banks (2.5%)
United Overseas Bank, Ltd.	129,929	1,561,047
TOTAL SINGAPORE		1,561,047
Spain (3.0%)
Diversified Telecommunication Services (1.6%)
Telefonica SA	43,395	1,029,518
Oil & Gas (1.4%)
Repsol YPF, SA	29,637	876,354
TOTAL SPAIN		1,905,872
Sweden (0.3%)
Diversified Telecommunication Services (0.3%)
Telefonaktiebolaget LM Ericsson Share B	21,267	200,550
TOTAL SWEDEN		200,550
Switzerland (5.6%)
Food Products (2.5%)
Nestle SA*	37,184	1,611,228
Pharmaceuticals (3.1%)
Novartis AG	36,637	1,933,996
TOTAL SWITZERLAND		3,545,224
Taiwan (2.1%)
Diversified Telecommunication Services (2.1%)
Chunghwa Telecom Co., Ltd. ADR*§	55,933	1,323,934

	Number of
	Shares	Value
COMMON STOCKS
Taiwan
TOTAL TAIWAN		$1,323,934
United Kingdom (15.8%)
Banks (2.5%)
HSBC Holdings PLC§	81,222	1,297,262
Royal Bank of Scotland Group PLC	87,520	283,062
		1,580,324
Insurance (0.4%)
Chaucer Holdings PLC	265,878	264,926
Metals & Mining (2.6%)
Antofagasta PLC	74,950	545,858
BHP Billiton PLC	49,295	1,119,627
		1,665,485
Oil & Gas (3.9%)
BG Group PLC	58,622	1,065,921
BP PLC	81,294	678,792
Royal Dutch Shell PLC Class A§	24,395	706,360
		2,451,073
Personal Products (0.8%)
Unilever PLC	19,359	527,749
Pharmaceuticals (2.5%)
AstraZeneca PLC	18,299	802,826
GlaxoSmithKline PLC	36,960	802,724
		1,605,550
Tobacco (1.7%)
Imperial Tobacco Group PLC	32,755	1,054,179
Wireless Telecommunication Services (1.4%)
Vodafone Group PLC	415,452	919,870
TOTAL UNITED KINGDOM		10,069,156
TOTAL COMMON STOCKS (Cost $67,385,516)		62,243,971
PREFERRED STOCK (1.4%)
Germany (1.4%)
Household Products (1.4%)
Henkel AG & Co. KGaA (Cost $967,096)	24,084	876,523
SHORT-TERM INVESTMENTS (21.6%)
State Street Navigator Prime Portfolio§§	12,430,035	12,430,035

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 10/01/08	$1,261	1,261,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,691,035)		13,691,035

TOTAL INVESTMENTS AT VALUE (120.9%) (Cost $82,043,647)		76,811,529

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.9%)		(13,253,390)

NET ASSETS (100.0%)		$63,558,139

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$15,937,186	$—
Level 2 - Other Significant Observable Inputs	60,874,343	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$76,811,529	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $82,043,647, $8,027,233, $(13,259,351) and $(5,232,118) respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 14, 2008